                                                         File No. 811-01028
                                                          File No. 2-17613

                   SECURITIES AND EXCHANGE COMMISSION

                          Washington, D. C. 20549

                                 Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     X

     Pre-Effective Amendment No. ____
     Post-Effective Amendment No. 124

                                 and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT
OF 1940                                                     X

     Amendment No.

IVY FUND
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                  (Exact Name as Specified in Charter)

6300 Lamar Avenue, Shawnee Mission, Kansas             66202-4200
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        (Address of Principal Executive Office)        (Zip Code)

Registrant's Telephone Number, including Area Code  (913) 236-2000
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Kristen A. Richards, P. O. Box 29217, Shawnee Mission, Kansas  66201-9217
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                 (Name and Address of Agent for Service)

It is proposed that this filing will become effective

         _____  immediately upon filing pursuant to paragraph (b)
         _____  on (date) pursuant to paragraph (b)
         _____  60 days after filing pursuant to paragraph (a)(1)
         __X__  on June 30, 2003 pursuant to paragraph (a)(1)
         _____  75 days after filing pursuant to paragraph (a)(2)
         _____  on (date) pursuant to paragraph (a)(2) of Rule 485
         _____  this post-effective amendment designates a new effective date for a previously filed post-effective amendment

===========================================================================

                 DECLARATION REQUIRED BY RULE 24f-2(a)(1)

    The issuer has registered an indefinite amount of its securities under the Securities Act of 1933 pursuant to Rule 24f-2(a)(1). Notice for the
Registrant's fiscal year ended December 31, 2002 was filed on March 18,
2003.

PROSPECTUS

________________, 2003

IVY CUNDILL GLOBAL VALUE FUND

IVY EUROPEAN OPPORTUNITIES FUND

IVY GLOBAL NATURAL RESOURCES FUND

IVY INTERNATIONAL FUND

IVY INTERNATIONAL VALUE FUND

IVY PACIFIC OPPORTUNITIES FUND

CLASS Y SHARES

Ivy Fund is a registered open-end investment company consisting of fifteen separate portfolios (the "Funds"). This prospectus relates to the Class Y shares of the six funds listed above. Investments in the Funds are not deposits of any bank and are not federally insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy or accuracy of this Prospectus. Any representation to the contrary is a criminal offense.

Only eligible investors may purchase Class Y shares. See "Shareholder Information -- Eligible Investors."

Board of Trustees Jarold W. Boettcher James D. Gressett Joseph Harroz, Jr. Henry J. Herrmann Glendon E. Johnson, Jr. Eleanor B. Schwartz Michael G. Smith Edward M. Tighe Keith A. Tucker	Transfer Agent Waddell & Reed Services Company 6300 Lamar Avenue P.O. Box 29217 Shawnee Mission, Kansas 66201-9217 Auditors Deloitte & Touche LLP Kansas City, Missouri
Officers Keith A. Tucker, Chairman of the Board Henry J. Herrmann, President Kristen A. Richards, Secretary & Vice President Theodore W. Howard, Treasurer and Vice President	Distributor Ivy Funds Distributor, Inc. 6300 Lamar Avenue P.O. Box 29217 Shawnee Mission, Kansas 66201-9217 800-456-5111
Legal Counsel Bell, Boyd & Lloyd LLC Chicago, Illinois Custodian UMB Bank, n.a. Kansas City, Missouri	Investment Manager Waddell & Reed Ivy Investment Company 6300 Lamar Avenue P.O. Box 29217 Shawnee Mission, Kansas 66201-9217 913-236-2000 888-waddell

Table of Contents

Ivy Cundill Global Value Fund

Ivy European Opportunities Fund

Ivy Global Natural Resources Fund

Ivy International Fund

Ivy International Value Fund

Ivy Pacific Opportunities Fund

Additional Information About Principal Investment Strategies

Management

Shareholder Information

Financial Highlights

IVY CUNDILL GLOBAL VALUE FUND

INVESTMENT OBJECTIVE

The Fund seeks long-term capital growth. Any income realized will be incidental.

PRINCIPAL INVESTMENT STRATEGIES
The Fund invests primarily in equity securities (including common stock, preferred stock and securities convertible into common stock) throughout the world, including emerging market countries, that the Fund's management team believes are trading below their estimated "intrinsic value."

"Intrinsic value" is the perceived realizable market value, determined through the management team's analysis of the companies' financial statements (and includes factors such as earnings, cash flows, dividends, business prospects, management capabilities and other catalysts for potentially increasing shareholder value).

To control its exposure to certain risks, the Fund might use certain derivative investment techniques (such as foreign currency exchange transactions and forward foreign currency contracts).

PRINCIPAL RISKS
The main risks to which the Fund is exposed in carrying out its investment strategies are the following:

MANAGEMENT RISK -- Securities selected for the Fund may not perform as well as the securities held by other mutual funds with investment objectives that are similar to those of the Fund.

MARKET RISK -- Equity securities typically represent a proportionate ownership interest in a company. The market value of equity securities can fluctuate significantly even where "management risk" is not a factor. You could lose money if you redeem your Fund shares at a time when the Fund's portfolio is not performing as well as expected.

FOREIGN SECURITY RISK AND EMERGING-MARKET RISK -- Investing in foreign securities involves a number of economic, financial, and political considerations that are not associated with the US markets and that could affect the Fund's performance unfavorably, depending on the prevailing conditions at any given time. Among these potential risks are greater price volatility; comparatively weak supervision and regulations of security exchanges, brokers, and issuers; higher brokerage costs; fluctuations in foreign currency exchange rates and related conversion costs; adverse tax consequences; and settlement delays.

The risks of investing in foreign securities are more acute in countries with developing economies.

ILLIQUID SECURITY RISK -- The Fund may not be able to readily dispose of illiquid securities promptly at an acceptable price.

DERIVATIVES RISK -- The Fund may, but is not required to, use a range of derivative investment techniques to hedge various market risks (such as interest rates, currency exchange rates, and broad or specific equity or fixed-income market movements). The use of these derivative investment techniques involves a number of risks, including the possibility of default by the counterparty to the transaction and, to the extent the judgement of the Fund's manager as to the certain market movements is incorrect, the risk of losses that are greater than if the derivative technique(s) had not been used.

WHO SHOULD INVEST
The Fund may be appropriate for investors seeking long-term growth potential, but who can accept significant fluctuations in capital value in the short term. You should consult with your financial advisor before deciding whether the Fund is an appropriate investment choice in light of your particular financial needs.

PERFORMANCE BAR CHART AND TABLE
The information in the following chart and table provides some indication of the risks of investing in the Fund by showing changes in the performance from year to year of the Fund's Advisor Class shares (since Class Y shares have been in existence for less than a year) and how the Fund's average annual returns compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

ANNUAL TOTAL RETURN FOR ADVISOR CLASS SHARES**

for the years ended December 31

-2.13%	-11.86%

2001	2002

BEST QUARTER 6.28% 1st Quarter, 2002

WORST QUARTER -11.17% 3rd Quarter, 2002

**Any applicable account fees are not reflected, and if they were, the returns shown above would be lower. The returns for the Fund's other classes of shares during these periods were different from those of Advisor Class because of variations in their respective expense structures. Because the Fund's Class Y shares have not completed a full calendar year, the bar chart is shown for Advisor Class shares.

AVERAGE ANNUAL TOTAL RETURNS(1)
For the periods ending December 31, 2002

	Advisor Class(2)	MSCI World Index(2)*

1 Year
Return before taxes	-11.86%	-19.89%
Return after taxes on distributions	-12.18%
Return after taxes on distributions and sale of Fund shares	-7.17%(3)
Since Inception
Return before taxes	-3.72%	-17.52%
Return after taxes on distributions	-4.81%
Return after taxes on distributions and sale of Fund shares	-3.18%(3)

After-tax returns are intended to show the impact federal income taxes have on investments in the fund. The Fund's return after taxes on distribution calculation shows the effect of taxable distributions, but assumes that you hold the fund shares at the end of the period, those not having any taxable gain or loss on your investment in shares of the fund. The fund's return after taxes on distribution and sale of Fund shares calculation shows the effect of both a distribution and any taxable gain or loss that would be realized if you purchased fund shares at the beginning of a period and sold them at the end of the period.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates. State and local tax rates are not included in the tax effect.

Your after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares in a tax-deferred account (including a 401(k) or IRA account), or to tax-exempt investors. After-tax returns are presented for Advisor Class shares and after-tax returns for other classes will vary.

*Reflects no deduction for fees, expenses or taxes.

(1)Performance figures reflect any applicable sales charges.

(2)Because the Fund's Class Y shares have not completed a full calendar year, the average annual total returns are shown for Advisor Class shares. The inception date for the Fund's Advisor Class shares was April 17, 2000. Index performance is calculated from April 30, 2000. The MSCI World Index is a free float-adjusted market capitalization index that is designed to measure global developed market equity performance. As of April 2002 the MSCI World Index consisted of the following 23 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States.

(3)After-tax returns may be better than before-tax returns due to an assumed tax benefit from losses on a sale of the Fund's shares at the end of the period.

FEES AND EXPENSES
The following tables describe the fees and expenses that you may pay if you buy and hold Class Y shares of the Fund:

SHAREHOLDER FEES
fees paid directly from your investment.

Class Y
Maximum sales charge (load) imposed on purchase (as a % of offering price)	NONE
Maximum deferred sales charge (load) (as a % of purchase price)	NONE
Redemption fee/exchange fee (as a % of amount redeemed, if applicable) (1)	2.00%

ESTIMATED ANNUAL FUND OPERATING EXPENSES
expenses that are deducted from Fund assets(2)

Class Y
Management fees	1.00%
Distribution and/or service (12b-1) fees	0.25%
Other expenses	3.87%
Total annual Fund operating expenses	5.12%
Expenses reimbursed(3)	2.37%
Net Fund operating expenses	2.75%

(1)If you choose to receive your redemption proceeds via Federal Funds wire, a $10 wire fee will be charged to your account. Class Y shares redeemed or exchanged within 30 days of purchase are subject to a 2.00% redemption/exchange fee.

(2)The expense information shown above has been restated to reflect current fees. Expenses reimbursed are estimates based on Class A expenses for the fiscal year ended December 31, 2002.

(3)The Fund's Investment Manager has contractually agreed to reimburse the Fund's expenses for the fiscal year ending December 31, 2003, and for the following eight years, to the extent necessary to ensure that the Fund's Annual Fund Operating Expenses, when calculated at the Fund level, do not exceed 2.50% of the Fund's average net assets (excluding 12b-1 fees and certain other expenses).

EXAMPLE	Year	Class Y
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be as follows:	1st	$278
	3rd	853
	5th	1,454
	10th	3,373

IVY EUROPEAN OPPORTUNITIES FUND

INVESTMENT OBJECTIVE

The Fund's investment objective is long-term capital growth by investing in the securities markets of Europe.

PRINCIPAL INVESTMENT STRATEGIES
The Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the equity securities (including common stock, preferred stock and securities convertible into common stock) of European companies, which may include:

  large European companies, or European companies of any size that provide special investment opportunities (such as privatized companies, those providing exceptional value, or those engaged in initial public offerings);
  small-capitalization companies in the more developed markets of Europe; and
  companies operating in Europe's emerging markets.

The Fund may also invest in European debt securities, up to 20% of which may be low-rated (commonly referred to as "high yield" or "junk" bonds). These securities typically are rated Ba or below by Moody's Corporation ("Moody's") or BB or below by Standard & Poor's ("S&P") (or are judged by the Fund's manager to be of comparable quality).

The Fund's manager uses a "bottom-up" investment approach, focusing on prospects for long-term earnings growth.

PRINCIPAL RISKS
The main risks to which the Fund is exposed in carrying out its investment strategies are the following:

MANAGEMENT RISK ---- Securities selected for the Fund may not perform as well as the securities held by other mutual funds with investment objectives that are similar to those of the Fund.

MARKET RISK ---- Equity securities typically represent a proportionate ownership interest in a company. The market value of equity securities can fluctuate significantly even where "management risk" is not a factor. You could lose money if you redeem your Fund shares at a time when the Fund's portfolio is not performing as well as expected.

FOREIGN SECURITY RISK AND EMERGING-MARKET RISK ---- Investing in foreign securities involves a number of economic, financial, and political considerations that are not associated with the US markets and that could affect the Fund's performance unfavorably, depending on the prevailing conditions at any given time. Among these potential risks are greater price volatility; comparatively weak supervision and regulations of security exchanges, brokers, and issuers; higher brokerage costs; fluctuations in foreign currency exchange rates and related conversion costs; adverse tax consequences; and settlement delays.

The risks of investing in foreign securities are more acute in countries with developing economies.

SMALL AND MEDIUM SIZED COMPANY RISK ---- Securities of smaller companies may be subject to more abrupt or erratic market movements than the securities of larger, more established companies, since smaller companies tend to be more thinly traded and because they are subject to greater business risk. Transaction costs of smaller-company stocks may also be higher than those of larger companies.

IPO RISK ---- Securities issued through an initial public offering (IPO) can experience an immediate drop in value if the demand for the securities does not continue to support the offering price. Information about the issuers of IPO securities is also difficult to acquire since they are new to the market and may not have lengthy operating histories. The Fund may engage in short-term trading in connection with its IPO investments, which could produce higher trading costs and adverse tax consequences. The number of securities issued in an IPO is also limited, so it is likely that IPO securities will represent a smaller component of the Fund's portfolio as the Fund's assets increase (and thus have a more limited effect on the Fund's performance).

INTEREST RATE AND MATURITY RISK ---- The Fund's debt security investments are susceptible to decline in a rising interest rate environment. The risk is more acute for debt securities with longer maturities.

CREDIT RISK ---- The market value of debt securities also tends to vary according to the relative financial condition of the issuer. Certain of the Fund's debt security holdings may be considered below investment grade (commonly referred to as "high yield" or "junk" bonds). Low-rated debt securities are considered speculative and could weaken the Fund's returns if the issuer defaults on its payment obligations.

WHO SHOULD INVEST
The Fund may be appropriate for investors seeking long-term growth potential, but who can accept moderate fluctuations in capital value in the short term. You should consult with your financial advisor before deciding whether the Fund is an appropriate investment choice in light of your particular financial needs.

PERFORMANCE BAR CHART AND TABLE
The information in the following chart and table provides some indication of the risks of investing in the Fund by showing changes in the performance from year to year of the Fund's Class A shares (since Class Y shares have been in existence for less than a year) and how the Fund's average annual returns compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

ANNUAL TOTAL RETURNS FOR CLASS A SHARES**
for the years ending December 31

4.51%	-20.67%	-3.30%

2000	2001	2002

BEST QUARTER 59.30% 4th Quarter, 1999

WORST QUARTER -21.29% 3rd Quarter, 2002

**Any applicable sales charges and account fees are not reflected and if they were, the returns shown above would be lower. The returns for the Fund's other classes of shares during these periods were different from those of Class A because of variations in their respective expense structures. Because the Fund's Class Y shares have not completed a full calendar year, the bar chart is shown for Class A shares.

AVERAGE ANNUAL TOTAL RETURNS(1)
For the periods ending December 31, 2002

	Class A(2)	MSCI EuropeSM(2)*

1 Year
Return before taxes	-8.86%	-18.38%
Return after taxes on distributions	-8.86%
Return after taxes on distributions and sale of Fund shares	-5.44%(3)
Since Inception
Return before taxes	26.80%	-9.67%
Return after taxes on distributions	19.44%
Return after taxes on distributions and sale of Fund shares	19.66%

After-tax returns are intended to show the impact federal income taxes have on investments in the fund. The Fund's return after taxes on distribution calculation shows the effect of taxable distributions, but assumes that you hold the fund shares at the end of the period, those not having any taxable gain or loss on your investment in shares of the fund. The fund's return after taxes on distribution and sale of Fund shares calculation shows the effect of both a distribution and any taxable gain or loss that would be realized if you purchased fund shares at the beginning of the a period and sold them at the end of the period.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates. State and local tax rates are not included in the tax effect.

Your after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares in a tax-deferred account (including a 401(k) or IRA account), or to tax-exempt investors. After-tax returns are presented for Class A shares and after-tax returns for other classes will vary.

*Reflects no deduction for fees, expenses or taxes.

(1)Performance figures reflect any applicable sales charges.

(2)Because the Fund's Class Y shares have not completed a full calendar year, the average annual total returns are shown for Class A shares. The inception date for the Fund's Class A shares was May 4, 1999 (performance is calculated based on the date the Fund first became available for sale to the public, May 5, 1999.) Index performance is calculated from April 30, 1999. The MSCI Europe Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe. As of September 2002, the MSCI Europe Index consisted of the follow 16 developed market country indices: Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom.

(3)After-tax returns may be better than before-tax returns dues to an assumed tax benefit from losses on a sale of the Fund's shares at the end of the period.

FEES AND EXPENSES
The following tables describe the fees and expenses that you may pay if you buy and hold Class Y shares of the Fund:

SHAREHOLDER FEES
fees paid directly from your investment

Class Y
Maximum sales charge (load) imposed on purchase (as a % of offering price)	NONE
Maximum deferred sales charge (load) (as a % of purchase price)	NONE
Redemption fee/exchange fee (as a % of amount redeemed, if applicable)(1)	2.00%

ESTIMATED ANNUAL FUND OPERATING EXPENSES
expenses that are deducted from Fund assets

Class Y
Management fees(2)	1.00%
Distribution and/or service (12b-1) fees	0.25%
Other expenses	1.05%
Total annual Fund operating expenses	2.30%

(1)If you choose to receive your redemption proceeds via Federal Funds wire, a $10 wire fee will be charged to your account. Class Y shares redeemed or exchanged within 30 days of purchase are subject to a 2.00% redemption/exchange fee.

(2)Management fees are reduced to 0.85% for net assets over $250 million, and reduced to 0.75% on net assets over $500 million.

EXAMPLE	Year	Class Y
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be as follows:	1st	$233
	3rd	718
	5th	1,230
	10th	2,636

IVY GLOBAL NATURAL RESOURCES FUND

INVESTMENT OBJECTIVE

The Fund seeks long-term growth. Any income realized will be incidental.

PRINCIPAL INVESTMENT STRATEGIES
The Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities (including common stock, preferred stock and securities convertible into common stock) of companies of any size throughout the world that own, explore or develop natural resources and other basic commodities or supply goods and services to such companies.

For these purposes, "natural resources" generally include:

  precious metals (such as gold, silver and platinum);
  ferrous and nonferrous metals (such as iron, aluminum, copper and steel);
  strategic metals (such as uranium and titanium);
  fossil fuels and chemicals;
  forest products and agricultural commodities; and
  undeveloped real property.

The Fund's manager uses an equity style that focuses on both growth and value. Companies targeted for investment have strong management and financial positions, adding balance with established low cost, low debt producers and positions that are based on anticipated commodity price trends. The Fund may have some emerging markets exposure in an attempt to achieve higher returns over the long-term.

PRINCIPAL RISKS
The main risks to which the Fund is exposed in carrying out its investment strategies are the following:

MANAGEMENT RISK ---- Securities selected for the Fund may not perform as well as the securities held by other mutual funds with investment objectives that are similar to those of the Fund.

MARKET RISK ---- Equity securities typically represent a proportionate ownership interest in a company. The market value of equity securities can fluctuate significantly even where "management risk" is not a factor. You could lose money if you redeem your Fund shares at a time when the Fund's portfolio is not performing as well as expected.

FOREIGN SECURITY RISK AND EMERGING ---- Investing in foreign securities involves a number of economic, financial, and political considerations that are not associated with the US markets and that could affect the Fund's performance unfavorably, depending on the prevailing conditions at any given time. Among these potential risks are greater price volatility; comparatively weak supervision and regulations of security exchanges, brokers, and issuers; higher brokerage costs; fluctuations in foreign currency exchange rates and related conversation costs; adverse tax consequences; and settlement delays.

The risks of investing in foreign securities are more acute in countries with developing economies.

SMALL AND MEDIUM SIZED COMPANY RISK ---- Many of the companies in which the Fund may invest have relatively small market capitalizations. Securities of smaller companies may be subject to more abrupt or erratic market movements than the securities of larger, more established companies, since smaller companies tend to be more thinly traded and because they are subject to greater business risk. Transaction costs of smaller-company stocks may also be higher than those of larger companies.

INDUSTRY CONCENTRATION RISK ---- Since the Fund can invest a significant portion of its assets in securities of companies principally engaged in natural resources activities, the Fund could experience wider fluctuations in value than funds with more diversified portfolios.

NATURAL RESOURCE AND PHYSICAL COMMODITY RISK ---- Investing in natural resources can be riskier than other types of investment activities because of a range of factors, including price fluctuation caused by real and perceived inflationary trends and political developments; and the cost assumed by natural resource companies in complying with environmental and safety regulations. Investing in physical commodities, such as gold, exposes the Fund to other risk considerations such as potentially severe price fluctuations over short periods of time and storage costs that exceed the custodial and/or brokerage costs associated with the Fund's other portfolio holdings.

WHO SHOULD INVEST
The Fund may be appropriate for investors seeking long-term growth potential, but who can accept potentially dramatic fluctuations in capital value in the short term. You should consult with your financial advisor before deciding whether the Fund is an appropriate investment choice in light of your particular financial needs.

PERFORMANCE BAR CHART AND TABLE
The information in the following chart and table provides some indication of the risks of investing in the Fund by showing changes in the performance from year to year of the Fund's Class A shares (since Class Y shares have been in existence for less than a year) and how the Fund's average annual returns compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

ANNUAL TOTAL RETURNS FOR CLASS A SHARES**
for the years ending December 31

6.95%	-29.35%	40.98%	9.86%	15.40%	4.67%

1997	1998	1999	2000	2001	2002

BEST QUARTER 24.19% 4th Quarter, 2001

WORST QUARTER -23.28% 4th Quarter, 1997

**Any applicable sales charges and account fees are not reflected and if they were, the returns shown above would be lower. The returns for the Fund's other classes of shares during these periods were different from those of Class A because of variations in their respective expense structures. Because the Fund's Class Y shares have not completed a full calendar year, the bar chart is shown for Class A shares.

AVERAGE ANNUAL TOTAL RETURNS(1)
For the periods ending December 31, 2002

	Class A(2)	MSCI Commodity Related Index(2)*

1 Year
Return before taxes	-1.35%	-5.26%
Return after taxes on distributions	-1.57%
Return after taxes on distributions and sale of Fund shares	-0.74%(3)
5 Years
Return before taxes	4.49%	2.26%
Return after taxes on distributions	4.21%
Return after taxes on distributions and sale of Fund shares	3.55%
Since Inception
Return before taxes	4.90%	1.50%
Return after taxes on distributions	3.54%
Return after taxes on distributions and sale of Fund shares	3.42%

After-tax returns are intended to show the impact federal income taxes have on investments in the fund. The Fund's return after taxes on distribution calculation shows the effect of taxable distributions, but assumes that you hold the fund shares at the end of the period, those not having any taxable gain or loss on your investment in shares of the fund. The fund's return after taxes on distribution and sale of Fund shares calculation shows the effect of both a distribution and any taxable gain or loss that would be realized if you purchased fund shares at the beginning of the a period and sold them at the end of the period.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates. State and local tax rates are not included in the tax effect.

Your after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares in a tax-deferred account (including a 401(k) or IRA account), or to tax-exempt investors. After-tax returns are presented for Advisor Class shares and after-tax returns for other classes will vary.

*Reflects no deduction for fees, expenses or taxes.

(1)Performance figures reflect any applicable sales charges.

(2)Because the Fund's Class Y shares have not completed a full calendar year, the average annual total returns are shown for Class A shares. The inception date for the Fund's Class A shares was January 1, 1997. Index performance is calculated from December 31, 1996. The MSCI Commodity Related Index is an equal-dollar weighted index of 20 stocks involved in commodity related industries such as energy, non-ferrous metals, agriculture, and forest products. The index was developed with a base value of 200 as of March 15, 1996.

(3)After-tax returns may be better than before-tax returns dues to an assumed tax benefit from losses on a sale of the Fund's shares at the end of the period.

FEES AND EXPENSES
The following tables describe the fees and expenses that you may pay if you buy and hold Class Y shares of the Fund:

SHAREHOLDER FEES
fees paid directly from your investment

Class Y
Maximum sales charge (load) imposed on purchase (as a % of offering price)	NONE
Maximum deferred sales charge (load) (as a % of purchase price)	NONE
Redemption fee/exchange fee (as a % of amount redeemed, if applicable) (1)	2.00%

ESTIMATED ANNUAL FUND OPERATING EXPENSES
expenses that are deducted from Fund assets(2)

Class Y
Management fees	1.00%
Distribution and/or service (12b-1) fees	0.25%
Other expenses	1.28%
Total annual Fund operating expenses	2.53%

(1)If you choose to receive your redemption proceeds via Federal Funds wire, a $10 wire fee will be charged to your account. Class Y shares redeemed or exchanged within 30 days of purchase are subject to a 2.00% redemption/exchange fee.

(2)The expense information shown above has been restated to reflect current fees. Expenses reimbursed are estimates based on Class A expenses for the fiscal year ended December 31, 2002. The Fund's Investment Manager has contractually agreed to reimburse the Fund's expenses for the fiscal year ending December 31, 2003, and for the following eight years, to the extent necessary to ensure that the Fund's Annual Fund Operating Expenses, when calculated at the Fund level, do not exceed 2.50% of the Fund's average net assets (excluding 12b-1 fees and certain other expenses).

EXAMPLE	Year	Class Y
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be as follows:	1st	$256
	3rd	788
	5th	1,345
	10th	2,866

IVY INTERNATIONAL FUND

INVESTMENT OBJECTIVE
The Fund seeks long-term growth. Any income realized will be incidental.

PRINCIPAL INVESTMENT STRATEGIES
The Fund invests at least 80% of its net assets in equity securities (including common stock, preferred stock and securities convertible into common stock) principally traded in European, Pacific Basin and Latin American markets.

To enhance potential return, the Fund may invest in countries with new or comparatively undeveloped economies.

The Fund's manager uses an investment approach that focuses on:

  analyzing a company's financial statements;
  taking advantage of overvalued or undervalued markets; and
  building a portfolio that is diversified by both region and sector.

Some of the Fund's investments may produce income (such as dividends), although it is expected that any income realized would be incidental.

PRINCIPAL RISKS
The main risks to which the Fund is exposed in carrying out its investment strategies are the following:

MANAGEMENT RISK ---- Securities selected for the Fund may not perform as well as the securities held by other mutual funds with investment objectives that are similar to those of the Fund.

MARKET RISK ---- Equity securities typically represent a proportionate ownership interest in a company. As a result, the value of equity securities rises and falls with a company's success or failure. The market value of equity securities can fluctuate significantly even where "management risk" is not a factor. You could lose money if you redeem your Fund shares at a time when the Fund's portfolio is not performing as well as expected.

FOREIGN SECURITY RISK --- Investing in foreign securities involves a number of economic, financial, and political considerations that are not associated with the US markets and that could affect the Fund's performance unfavorably, depending on the prevailing conditions at any given time. Among these potential risks are greater price volatility; comparatively weak supervision and regulations of security exchanges, brokers, and issuers; higher brokerage costs; fluctuations in foreign currency exchange rates and related conversation costs; adverse tax consequences; and settlement delays.

The risks of investing in foreign securities are more acute in countries with developing economies.

WHO SHOULD INVEST
The Fund may be appropriate for investors seeking long-term growth potential, but who can accept potentially dramatic fluctuations in capital value in the short term. You should consult with your financial advisor before deciding whether the Fund is an appropriate investment choice in light of your particular financial needs.

PERFORMANCE BAR CHART AND TABLE
The information in the following chart and table provides some indication of the risks of investing in the Fund by showing changes in the performance from year to year of the Fund's Class A shares (since Class Y shares have been in existence for less than a year) and how the Fund's average annual returns compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

ANNUAL TOTAL RETURNS FOR CLASS A SHARES**
for the years ending December 31

48.37%	-3.92%	12.65%	19.72%	10.38%	7.34%	21.05%	-17.26%	-21.03%	-20.96%

1993	1994	1995	1996	1997	1998	1999	2000	2001	2002

BEST QUARTER 16.41% 4th Quarter, 1998

WORST QUARTER -23.02% 3rd Quarter, 2002

**Any applicable sales charges and account fees are not reflected and if they were, the returns shown above would be lower. The returns for the Fund's other classes of shares during these periods were different from those of Class A because of variations in their respective expense structures. Because the Fund's Class Y shares have not completed a full calendar year, the bar chart is shown for Class A shares.

AVERAGE ANNUAL TOTAL RETURNS(1)
For the periods ending December 31, 2002

	Class A(2)	MSCI EAFE Index(2)*

1 Year
Return before taxes	-25.51%	-15.94%
Return after taxes on distributions	-25.51%
Return after taxes on distributions and sale of Fund shares	-15.66%(3)
5 Years
Return before taxes	-8.76%	-2.89%
Return after taxes on distributions	-10.38%
Return after taxes on distributions and sale of Fund shares	-5.62%(3)
10 Years
Return before taxes	3.80%	4.00%
Return after taxes on distributions	2.52%
Return after taxes on distributions and sale of Fund shares	3.80%

After-tax returns are intended to show the impact federal income taxes have on investments in the fund. The Fund's return after taxes on distribution calculation shows the effect of taxable distributions, but assumes that you hold the fund shares at the end of the period, those not having any taxable gain or loss on your investment in shares of the fund. The fund's return after taxes on distribution and sale of Fund shares calculation shows the effect of both a distribution and any taxable gain or loss that would be realized if you purchased fund shares at the beginning of the a period and sold them at the end of the period.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates. State and local tax rates are not included in the tax effect.

Your after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares in a tax-deferred account (including a 401(k) or IRA account), or to tax-exempt investors. After-tax returns are presented for Advisor Class shares and after-tax returns for other classes will vary.

*Reflects no deduction for fees, expenses or taxes.

(1)Performance figures reflect any applicable sales charges.

(2)Because the Fund's Class Y shares have not completed a full calendar year, the average annual total returns are shown for Class A shares. The inception date for the Fund's Class A shares was April 30, 1986. Index performance is calculated from April 30, 1986. The MSCI EAFE Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the US & Canada. As of April 2002 the MSCI EAFE Index consisted of the following 21 developed market country indices: Australia, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.

(3)After-tax returns may be better than before-tax returns dues to an assumed tax benefit from losses on a sale of the Fund's shares at the end of the period.

FEES AND EXPENSES
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund:

SHAREHOLDER FEES
fees paid directly from your investment

Class Y
Maximum sales charge (load) imposed on purchase (as a % of offering price)	NONE
Maximum deferred sales charge (load) (as a % of purchase price)	NONE
Redemption fee/exchange fee (as a % of amount redeemed, if applicable) (1)	2.00%

ESTIMATED ANNUAL FUND OPERATING EXPENSES
expenses that are deducted from Fund assets

Class Y
Management fees(2)	1.00%
Distribution and/or service (12b-1) fees	0.25%
Other expenses	0.84%
Total annual Fund operating expenses	2.09%

(1) If you choose to receive your redemption proceeds via Federal Funds wire, a $10 wire fee will be charged to your account. Class Y shares redeemed or exchanged within 30 days of purchase are subject to a 2.00% redemption/exchange fee.

(2)Management fees are reduced to 0.90% for net assets over $2.0 billion, reduced to 0.80% for net assets over $2.5 billion and reduced to 0.70% for net assets over $3.0 billion.

EXAMPLE	Year	Class Y
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be as follows:	1st	$212
	3rd	655
	5th	1,124
	10th	2,421

IVY INTERNATIONAL VALUE FUND

INVESTMENT OBJECTIVE

The Fund's principal investment objective is long-term capital growth. Consideration of current income is secondary to this principal objective.

PRINCIPAL INVESTMENT STRATEGIES
The Fund invests at least 80% of its net assets in equity securities (including common stock, preferred stock and securities convertible into common stock) principally traded in European, Pacific Basin and Latin American markets.

To control its exposure to certain risks, the Fund might engage in foreign currency exchange transactions and forward foreign currency contracts.

The Fund's manager uses a disciplined value approach while looking for investment opportunities around the world (including countries with new or comparatively undeveloped economies). Some of the Fund's investments may produce income (such as dividends), although it is expected that any income realized would be incidental.

PRINCIPAL RISKS
The main risks to which the Fund is exposed in carrying out its investment strategies are the following:

MANAGEMENT RISK ---- Securities selected for the Fund may not perform as well as the securities held by other mutual funds with investment objectives that are similar to those of the Fund.

MARKET RISK ---- Equity securities typically represent a proportionate ownership interest in a company. The market value of equity securities can fluctuate significantly even where "management risk" is not a factor. You could lose money if you redeem your Fund shares at a time when the Fund's portfolio is not performing as well as expected.

FOREIGN SECURITY RISK AND EMERGING-MARKET RISK --- Investing in foreign securities involves a number of economic, financial, and political considerations that are not associated with the US markets and that could affect the Fund's performance unfavorably, depending on the prevailing conditions at any given time. Among these potential risks are greater price volatility; comparatively weak supervision and regulations of security exchanges, brokers, and issuers; higher brokerage costs; fluctuations in foreign currency exchange rates and related conversation costs; adverse tax consequences; and settlement delays. The risks of investing in foreign securities are more acute in countries with developing economies.

DERIVATIVES RISK ---- The Fund may, but is not required to, use a range of derivative investment techniques to hedge various market risks (such as interest rates, currency exchange rates, and broad or specific equity or fixed-income market movements). The use of these derivative investment techniques involves a number of risks, including the possibility of default by the counterparty to the transaction and, to the extent the judgement of the Fund's manager as to the certain market movements is incorrect, the risk f losses that are greater than if the derivative technique(s) had not been used.

VALUE STOCK RISK ---- Value stocks are stocks of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and, in the manager's opinion, undervalued. If the manager's assessment of a company's prospects is wrong, the price of its stock may fall, or may not approach the value the manager has placed on it.

WHO SHOULD INVEST
The Fund may be appropriate for investors seeking long-term growth potential, but who can accept potentially dramatic fluctuations in capital value in the short term. You should consult with your financial advisor before deciding whether the Fund is an appropriate investment choice in light of your particular financial needs.

PERFORMANCE BAR CHART AND TABLE
The information in the following chart and table provides some indication of the risks of investing in the Fund by showing changes in the performance from year to year of the Fund's Class A shares (since Class Y shares have been in existence for less than a year) and how the Fund's average annual returns compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

ANNUAL TOTAL RETURNS FOR CLASS A SHARES**
for the years ending December 31

6.63%	27.79%	-7.25%	-17.17%	-15.93%

1998	1999	2000	2001	2002

BEST QUARTER 16.49% 4th Quarter, 1998

WORST QUARTER -22.75% 3rd Quarter, 2002

**Any applicable sales charges and account fees are not reflected and if they were, the returns shown above would be lower. The returns for the Fund's other classes of shares during these periods were different from those of Class A because of variations in their respective expense structures. Because the Fund's Class Y shares have not completed a full calendar year, the bar chart is shown for Class A shares.

AVERAGE ANNUAL TOTAL RETURNS(1)
For the periods ending December 31, 2002

	Class A(2)	MSCI EAFE Index(2)*

1 Year
Return before taxes	-20.77%	-15.91%
Return after taxes on distributions	-20.77%
Return after taxes on distributions and sale of Fund shares	-12.75%(3)
5 Years
Return before taxes	-3.67%	-0.62%
Return after taxes on distributions	-3.92%
Return after taxes on distributions and sale of Fund shares	-2.92%(3)
Since Inception
Return before taxes	-5.11%	-3.20%
Return after taxes on distributions	-5.32%
Return after taxes on distributions and sale of Fund shares	-4.01%(3)

After-tax returns are intended to show the impact federal income taxes have on investments in the fund. The Fund's return after taxes on distribution calculation shows the effect of taxable distributions, but assumes that you hold the fund shares at the end of the period, those not having any taxable gain or loss on your investment in shares of the fund. The fund's return after taxes on distribution and sale of Fund shares calculation shows the effect of both a distribution and any taxable gain or loss that would be realized if you purchased fund shares at the beginning of the a period and sold them at the end of the period.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates. State and local tax rates are not included in the tax effect.

Your after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares in a tax-deferred account (including a 401(k) or IRA account), or to tax-exempt investors. After-tax returns are presented for Advisor Class shares and after-tax returns for other classes will vary.

*Reflects no deduction for fees, expenses or taxes.

(1)Performance figures reflect any applicable sales charges.

(2) Because the Fund's Class Y shares have not completed a full calendar year, the average annual total returns are shown for Class A shares. The inception date for the Fund's Class A shares was May 13, 1997. Index performance is calculated from May 31, 1997. The MSCI EAFE Index (Europe, Australia, Far East) is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the US & Canada. As of April 2002 the MSCI EAFE Index consisted of the following 21 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.

(3) After-tax returns may be better than before-tax returns dues to an assumed tax benefit from losses on a sale of the Fund's shares at the end of the period.

FEES AND EXPENSES

The following tables describe the fees and expenses that you may pay if you buy and hold Class Y shares of the Fund:

SHAREHOLDER FEES
fees paid directly from your investment

Class Y
Maximum sales charge (load) imposed on purchase (as a % of offering price)	NONE
Maximum deferred sales charge (load) (as a % of purchase price)	NONE
Redemption fee/exchange fee (as a % of amount redeemed, if applicable) (1)	2.00%

ESTIMATED ANNUAL FUND OPERATING EXPENSES
expenses that are deducted from Fund assets(2)

Class Y
Management fees	1.00%
Distribution and/or service (12b-1) fees	0.25%
Other expenses	1.22%
Total annual Fund operating expenses	2.47%

(1) If you choose to receive your redemption proceeds via Federal Funds wire, a $10 wire fee will be charged to your account. Class Y shares redeemed or exchanged within 30 days of purchase are subject to a 2.00% redemption/exchange fee.

(2)The expense information shown above has been restated to reflect current fees. Expenses reimbursed are estimates based on Class A expenses for the fiscal year ended December 31, 2002. The Fund's Investment Manager has contractually agreed to reimburse the fund's expenses for the current fiscal year ending December 31, 2003, and the following eight years, to the extent necessary to ensure that the Fund's Annual Fund Operating Expenses, when calculated at the Fund level, do not exceed 2.50% of the Fund's average net assets (excluding 12b-1 fees and certain other expenses).

EXAMPLE	Year	Class Y
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be as follows:	1st	$250
	3rd	770
	5th	1,316
	10th	2,806

IVY PACIFIC OPPORTUNITIES FUND

INVESTMENT OBJECTIVE

The Fund's principal investment objective is long-term capital growth. Consideration of current income is secondary to this principal objective.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities (including common stock, preferred stock and securities convertible into common stock) of companies such as those whose securities are traded mainly on markets in the Pacific region, organized under the laws of a Pacific region country or issued by any company with more than half of its business in the Pacific region. Examples of Pacific region countries include China, Hong Kong, Malaysia, Sri Lanka, Australia and India. Although it is permitted to invest in Japan, the Fund does not currently anticipate doing so.

The Fund's manager uses an investment approach that focuses on analyzing a company's financial statements and taking advantage of overvalued or undervalued markets. Some of the Fund's investments may produce income (such as dividends), although it is expected that any income realized would be incidental.

PRINCIPAL RISKS
The main risks to which the Fund is exposed in carrying out its investment strategies are the following:

MANAGEMENT RISK ---- Securities selected for the Fund may not perform as well as the securities held by other mutual funds with investment objectives that are similar to those of the Fund.

MARKET RISK ---- Equity securities typically represent a proportionate ownership interest in a company. The market value of equity securities can fluctuate significantly even where "management risk" is not a factor. You could lose money if you redeem your Fund shares at a time when the Fund's portfolio is not performing as well as expected.

FOREIGN SECURITY RISK AND EMERGING-MARKET RISK -- Investing in foreign securities involves a number of economic, financial, and political considerations that are not associated with the US markets and that could affect the Fund's performance unfavorably, depending on the prevailing conditions at any given time. Among these potential risks are greater price volatility; comparatively weak supervision and regulations of security exchanges, brokers, and issuers; higher brokerage costs; fluctuations in foreign currency exchange rates and related conversation costs; adverse tax consequences; and settlement delays.

The risks of investing in foreign securities are more acute in countries with developing economies. Since the Fund normally invests in substantial portion of its assets in these countries, it is exposed to the following additional risks: securities that are even less liquid and more volatile than those in more developed foreign countries; unusually long settlement delays; less stable governments that are susceptible to sudden adverse actions (such as nationalization of businesses, restrictions on foreign ownership or prohibitions against reparation of assets); abrupt changes in exchange rate regime or monetary policy; unusually large currency fluctuations and currency conversion costs; and high national debt levels (which may impede an issuer'' payment of principal and/or interest on external debt).

REGIONAL RISK ---- Investing in the Pacific region involves special risks beyond those described above. For example, certain Pacific region countries may be vulnerable to trade barriers and other protectionist measures that could have an adverse effect on the value of the Fund's portfolio. The limited size of the markets for some Pacific region securities can also make them more susceptible to investor perceptions, which can impact their value and liquidity.

Events in any one country may impact the other countries or the region as a whole. As a result, events in the region will generally have a greater effect on the Fund than if the Fund were more geographically diversified, which may result in greater losses and volatility. Increased social or political unrest in some or all of these countries could cause further economic and market uncertainty.

WHO SHOULD INVEST
The Fund may be appropriate for investors seeking long-term growth potential, but who can accept potentially dramatic fluctuations in capital value in the short term. You should consult with your financial advisor before deciding whether the Fund is an appropriate investment choice in light of your particular financial needs.

PERFORMANCE BAR CHART AND TABLE
The information in the following chart and table provides some indication of the risks of investing in the Fund by showing changes in the performance from year to year of the Fund's Class A shares (since Class Y shares have been in existence for less than a year) and how the Fund's average annual returns compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

ANNUAL TOTAL RETURNS FOR CLASS A SHARES**
for the years ending December 31

-24.88%	1.59%	20.50%	-21.94%	-20.56%	46.72%	-18.25%	-9.29%	-11.31%

1994	1995	1996	1997	1998	1999	2000	2001	2002

BEST QUARTER 40.73% 2nd Quarter, 1999

WORST QUARTER --30.21% 4th Quarter, 1997

**Any applicable sales charges and account fees are not reflected and if they were, the returns shown above would be lower. The returns for the Fund's other classes of shares during these periods were different from those of Class A because of variations in their respective expense structures. Because the Fund's Class Y shares have not completed a full calendar year, the bar chart is shown for Class A shares.

AVERAGE ANNUAL TOTAL RETURNS(1)
For the periods ending December 31, 2002

	Class Y(2)	MSCI Asia Pacific Ex-Japan Index(2)*

1 Year
Return before taxes	-16.41%	-5.09%
Return after taxes on distributions	-16.41%
Return after taxes on distributions and sale of Fund shares	-10.08%(3)
5 Years
Return before taxes	-6.29%	-1.46%
Return after taxes on distributions	-6.54%
Return after taxes on distributions and sale of Fund shares	-4.94%(3)
Since Inception
Return before taxes	-5.41%	-3.03%
Return after taxes on distributions	-5.68%
Return after taxes on distributions and sale of Fund shares	-4.14%(3)

After-tax returns are intended to show the impact federal income taxes have on investments in the fund. The Fund's return after taxes on distribution calculation shows the effect of taxable distributions, but assumes that you hold the fund shares at the end of the period, those not having any taxable gain or loss on your investment in shares of the fund. The fund's return after taxes on distribution and sale of Fund shares calculation shows the effect of both a distribution and any taxable gain or loss that would be realized if you purchased fund shares at the beginning of the a period and sold them at the end of the period.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates. State and local tax rates are not included in the tax effect.

Your after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares in a tax-deferred account (including a 401(k) or IRA account), or to tax-exempt investors. After-tax returns are presented for Advisor Class shares and after-tax returns for other classes will vary.

*Reflects no deduction for fees, expenses or taxes.

(1)Performance figures reflect any applicable sales charges.

(2)Because the Fund's Class Y shares have not completed a full calendar year, the average annual total returns are shown for Class A shares. The inception date for the Fund's Class A shares was October 22, 1993. Index performance is calculated from October 31, 1993. The MSCI Asia Pacific Ex-Japan Index is a free float-adjusted market capitalization index that is designed to measure global developed market equity performance in the Far East, excluding Japan. As of April 2002 the MSCI World Index consisted of the following 9 developed market country indices: China, Hong Kong, Indonesia, Korea, Malaysia, Philippines, Singapore Free, Taiwan and Thailand.

(3)After-tax returns may be better than before-tax returns dues to an assumed tax benefit from losses on a sale of the Fund's shares at the end of the period.

FEES AND EXPENSES

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund:

SHAREHOLDER FEES
fees paid directly from your investment

Class Y
Maximum sales charge (load) imposed on purchase (as a % of offering price)	NONE
Maximum deferred sales charge (load) (as a % of purchase price)	NONE
Redemption fee/exchange fee (as a % of amount redeemed, if applicable) (1)	2.00%

ESTIMATED ANNUAL FUND OPERATING EXPENSES
expenses that are deducted from Fund assets (2)

Class Y
Management fees	1.00%
Distribution and/or service (12b-1) fees	0.25%
Other expenses	2.27%
Total annual Fund operating expenses	3.52%
Expenses reimbursed(3)	0.77%
Net Fund operating expenses	2.75%

(1)If you choose to receive your redemption proceeds via Federal Funds wire, a $10 wire fee will be charged to your account. Class Y shares redeemed or exchanged within 30 days of purchase are subject to a 2.00% redemption/exchange fee.

(2)The expense information shown above has been restated to reflect current fees. Expenses reimbursed are estimates based on Class A expenses for the fiscal year ended December 31, 2002.

(3)The Fund's Investment Manager has contractually agreed to reimburse the Fund's expenses for the current fiscal year ending December 31, 2003, and the following eight years to the extent necessary to ensure that the Fund's Annual Fund Operating Expenses, when calculated at the Fund level, do not exceed 2.50% of the Fund's average net assets (excluding 12b-1 fees and certain other expenses).

EXAMPLE	Year	Class Y
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be as follows:	1st	$278
	3rd	853
	5th	1,454
	10th	3,175

ADDITIONAL INFORMATION ABOUT PRINCIPAL INVESTMENT STRATEGIES
AND RISKS

PRINCIPAL STRATEGIES

Ivy Cundill Global Value Fund: The Fund seeks to achieve its principal objective of long-term capital growth by investing primarily in the equity securities of companies throughout the world.

The investment approach of Peter Cundill & Associates, Inc. ("Cundill"), the Fund's sub-advisor, is based on a contrarian "value" philosophy. Cundill looks for securities that are trading below their estimated intrinsic value. To determine the intrinsic value of a particular company, Cundill focuses primarily on the company's financial statements. Cundill also considers factors such as earnings, dividends, business prospects, management capabilities and potential catalysts (such as a change in management) to realize shareholder value. A security is purchased when the price reflects a significant discount to Cundill's estimate of the company's intrinsic value. Given the bottom-up or company-specific approach, Cundill does not forecast economies or corporate earnings and does not rely on market timing.

Ivy European Opportunities Fund: The Fund seeks to achieve its principal objective of long-term capital growth by investing primarily in the equity securities of companies located or otherwise doing business in European countries and covering a broad range of economic and industry sectors. The Fund may also invest a significant portion of its assets in European debt securities, up to 20% of which is considered below investment grade (commonly referred to as "high yield" or "junk" bonds). The Fund's manager follows a "bottom-up" approach to investing, which focuses on prospects for long-term earnings growth. Company selection is generally based on an analysis of a wide range of financial indicators (such as growth, earnings, cash, book and enterprise value), as well as factors such as market position, competitive advantage and management strength. Country and section allocation decisions are driven by the company selection process.

Ivy Global Natural Resources Fund: The Fund seeks to achieve its principal objective of long-term growth by investing primarily in the equity securities of companies throughout the world that own, explore or develop natural resources and other basic commodities or that supply goods and services to such companies. The Fund's manger targets for investment well managed companies that are expected to increase shareholder value through successful exploration and development of natural resources, balancing the Fund's portfolio with low cost, low debt producers that have outstanding asset bases, and positions that are based on anticipated commodity price trends. Additional emphasis is placed on sectors that are out of favor but appear to offer the most significant recovery potential over a one to three year period. All investment decisions are reviewed systematically and cash reserves may be allowed to build up when valuations seem unattractive. The Fund's manager attempts to minimize risk through diversifying the Fund's portfolio by commodity, country, issuer and asset class.

Ivy International Fund: The Fund seeks to achieve its principal objective of long-term capital growth by investing primarily in equity securities principally traded in European, Pacific Basin and Latin American markets. The fund invests in a variety of economic sectors and industry segments to reduce the effects of price volatility in any one areas, and usually is invested in at least three different countries. The Fund'' manager focuses on expanding foreign economies and companies that generally have at least $1 billion in capitalization at the time of investment and a solid history of operations. Individual securities are selected on the basis of various indicators (such as earnings, cash flow, assets and long-term growth potential) and are reviewed for fundamental financial strength.

Ivy International Value Fund: The Fund seeks to achieve its principal objective of long-term capital growth by investing in equity securities principally traded in European, Pacific Basin and Latin American markets. The Fund invests in a variety of economic sectors and industry segments to reduce the effects of price volatility in any one area. The Fund's manager seeks out rapidly expanding foreign economies and companies that generally have at least $1 billion in capitalization at the time of investment and a solid history of operations. Other factors that the Fund's manager considers in selecting particular countries include long-term economic growth prospects, anticipated inflation levels, and the effect of applicable government policies on local business conditions. The Fund is managed using a value approach, which focuses on financial ratios such as price/earnings, price/book value, price/cash flow, dividend yield and price/replacement cost. Securities purchased are believed to be attractively valued on one or more of these measures relative to a broad universe of comparable securities.

Ivy Pacific Opportunities Fund: The Fund seeks to achieve its investment objective of long-term capital growth by investing primarily in equity securities of companies traded mainly on markets in the Pacific region, issued by companies organized under the laws of a Pacific region country or issued by any company with more than half of its business in the Pacific region. Examples of Pacific region countries include China, Hong Kong, Malaysia, Sri Lanka, Australia and India. The Fund usually invests in at least three different countries, and does not intend to concentrate its investments in any particular industry. The countries in which the Fund invests are selected on the basis of a mix of factors that include long-term economic growth prospects, anticipated inflation levels, and the effect of applicable government policies on local business conditions. The Fund is managed using an approach which focuses on financial ratios such as price/earnings, price/book value, price/cash flow, dividend yield and price/replacement cost. Securities purchased are believed to be attractively valued on one or more of these measures relative to a broad universe of comparable securities.

PRINCIPAL RISKS

General Market Risk:

As with any mutual fund, the value of the fund investments and the income they generate will vary daily and generally reflect market conditions, interest rates and other issuer-specific, political or economic developments.

The Funds' share value will decrease at any time during which its security holdings or other investment techniques are not performing as well as anticipated. You could lose money by investing in the Funds depending upon the timing of your initial purchase and any subsequent redemption or exchange.

Other Risks: Funds that invest heavily in the equity securities of foreign issuers are more susceptible to the risks associated with these types of securities than Funds that invest primarily in the securities of U.S. issuers and/or debt securities. Following is a description of these risks, along with the risks commonly associated with the other securities and investment techniques that the Funds' portfolio managers consider important in achieving the Funds' investment objectives or in managing the Funds' exposure to risk (and that could therefore have a significant effect on the Funds' returns). Other investment methods that the Funds may use (such as derivative investments), but that do not play a key role in the Funds' overall investment strategy, are described in the Funds' Statement of Additional Information (see back cover page for information on how you can receive a free copy).

BORROWING: For temporary or emergency purposes (such as meeting shareholder redemption requests within the time periods specified under the Investment Company Act of 1940), the Funds (with the exception of Ivy Global Natural Resources Fund and Ivy International Small Companies Fund, which may borrow up to 33%) may borrow up to 10% of the value of its total assets from qualified banks. Borrowing may exaggerate the effect on the Funds' share value of any increase or decrease in the value of the securities it holds. Money borrowed will also be subject to interest costs.

DEBT SECURITIES, IN GENERAL: Investing in debt securities involves both interest rate and credit risk. The value of debt instruments generally increase as interest rates decline. Conversely, rising interest rates tend to cause the value of debt securities to decrease. The Funds' portfolio is therefore susceptible to losses in a rising interest rate environment. The market value of debt securities also tends to vary according to the relative financial condition of the issuer. Bonds with longer maturities also tend to be more volatile than bonds with shorter maturities.

DEPOSITORY RECEIPTS: The Funds may acquire interests in foreign issuers in the form of sponsored or unsponsored American Depository Receipts ("ADRs"), Global Depository Receipts ("GDRs") and similar types of depository receipts. ADRs typically are issued by a U.S. bank or trust company and represent ownership of the underlying securities issued by a foreign corporation. GDRs and other types of depository receipts are usually issued by foreign banks or trust companies. The Funds' investments in ADRs, GDRs and other depository receipts are viewed as investments in the underlying securities.

Depository receipts can be difficult to price and are not always exchange-listed. Unsponsored depository programs also are organized independently without the cooperation of the issuer of the underlying securities. As a result, information concerning the issuer may not be as current or as readily available as in the case of sponsored depository instruments, and their prices may be more volatile than if they were sponsored by the issuers of the underlying securities.

DERIVATIVE INVESTMENT TECHNIQUES: The Funds (other than Ivy Money Market Fund) may, but are not required to, use certain derivative investment techniques to hedge various market risks (such as interest rates, currency exchange rates and broad or specific market movements). Among the derivative techniques the Funds might use are options, futures, forward foreign currency contracts and foreign currency exchange transactions.

Using put and call options could cause the Funds to lose money by forcing the sale or purchase of portfolio securities at inopportune times or for prices higher (in the case of put options) or lower (in the case of call options) than current market values, by limiting the amount of appreciation the Funds can realize on its investments, or by causing the Funds to hold a security it might otherwise sell.

Futures transactions (and related options) involve other types of risks. For example, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of the Funds could cause losses on the hedging instrument that are greater than gains in the value of the Funds' position. In addition, futures and options markets may not be liquid in all circumstances and certain over-the-counter options may have no markets. As a result, the Funds might not be able to close out a transaction before expiration without incurring substantial losses (and it is possible that the transaction cannot even be closed). In addition, the daily variation margin requirements for futures contracts would create a greater ongoing potential financial risk than would purchases of options, where the exposure is limited to the cost of the initial premium.

Foreign currency transactions and forward foreign currency contracts involve a number of risks, including the possibility of default by the counterparty to the transaction and, to the extent the advisors' judgment as to certain market movements is incorrect, the risk of losses that are greater than if the investment technique had not been used. For example, changes in currency exchange rates may result in poorer overall performance for a Fund than if it had not engaged in such transactions. There may also be an imperfect correlation between the Funds' portfolio holdings of securities denominated in a particular currency and the forward contracts entered into by the Funds. An imperfect correlation of this type may prevent the Funds from achieving the intended hedge or expose the Funds to the risk of currency exchange loss. These investment techniques also tend to limit any potential gain that might result from an increase in the value of the hedged position.

EQUITY SECURITIES: Equity securities typically represent a proportionate ownership interest in a company. As a result, the value of equity securities rises and falls with a company's success or failure. The market value of equity securities can fluctuate significantly, with smaller companies being particularly susceptible to price swings. Transaction costs in smaller-company securities may also be higher than those of larger companies.

FOREIGN CURRENCIES: Foreign securities may be denominated in foreign currencies. The value of the Funds' investments, as measured in U.S. dollars, may be affected unfavorably by changes in foreign currency exchange rates and exchange control regulations. Currency conversion can also be costly.

FOREIGN CURRENCY EXCHANGE TRANSACTIONS AND FORWARD FOREIGN CURRENCY CONTRACTS: The Funds (not including Ivy Money Market Fund) may, but are not required to, use foreign currency exchange transactions and forward foreign currency contracts to hedge certain market risks (such as interest rates, currency exchange rates and broad or specific market movement). These investment techniques involve a number of risks, including the possibility of default by the counterparty to the transaction and, to the extent the Funds' judgment as to certain market movements is incorrect, the risk of losses that are greater than if the investment technique had not been used. For example, there may be an imperfect correlation between the Funds' portfolio holdings of securities denominated in a particular currency and the forward contracts entered into by the Funds. An imperfect correlation of this type may prevent the Funds from achieving the intended hedge or expose the Funds to the risk of currency exchange loss. These investment techniques also tend to limit any potential gain that might result from an increase in the value of the hedged position.

FOREIGN SECURITIES: Investing in foreign securities involves a number of economic, financial and political considerations that are not associated with the U.S. markets and that could affect the Funds' performance unfavorably, depending upon prevailing conditions at any given time. For example, the securities markets of many foreign countries may be smaller, less liquid and subject to greater price volatility than those in the U.S. Foreign investing may also involve brokerage costs and tax considerations that are not usually present in the U.S. markets.

Other factors that can affect the value of the Funds' foreign investments include the comparatively weak supervision and regulation by some foreign governments of securities exchanges, brokers and issuers, and the fact that many foreign companies may not be subject to uniform accounting, auditing and financial reporting standards. It may also be difficult to obtain reliable information about the securities and business operations of certain foreign issuers. Settlement of portfolio transactions may also be delayed due to local restrictions or communication problems, which can cause the Funds to miss attractive investment opportunities or impair its ability to dispose of securities in a timely fashion (resulting in a loss if the value of the securities subsequently declines).

GROWTH STOCK RISK: Growth stocks are stocks of companies believed to have above-average potential for growth in revenue and earnings. Prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may not perform as well as value stocks or the stock market in general.

ILLIQUID SECURITIES: The Funds (not including Ivy Money Market Fund) may invest up to 15% of their net assets in illiquid securities, which are assets that may not be disposed of in the ordinary course of business within seven days at roughly the value at which the Funds have valued the assets. Some of these may be "restricted securities," which cannot be sold to the public without registration under the Securities Act of 1933 (in the absence of an exemption) or because of other legal or contractual restrictions on resale. There is a risk that the Funds will not be able to dispose of its illiquid securities on a timely basis at an acceptable price.

LOW-RATED DEBT SECURITIES: In general, low-rated debt securities (commonly referred to as "high yield" or "junk" bonds) offer higher yields due to the increased risk that the issuer will be unable to meet its obligations on interest or principal payments at the time called for by the debt instrument. For this reason, these bonds are considered speculative and could significantly weaken the Funds' returns.

PRECIOUS METALS AND OTHER PHYSICAL COMMODITIES: Ivy Global Natural Resources Fund can invest in precious metals and other physical commodities. Commodities trading is generally considered speculative because of the significant potential for investment loss. Among the factors that could affect the value of the Fund's investments in commodities are cyclical economic conditions, sudden political events and adverse international monetary policies. Markets for precious metals and other commodities are likely to be volatile and there may be sharp price fluctuations even during periods when prices overall are rising. The Fund may also pay more to store and accurately value its commodity holdings than it does with its other portfolio investments.

SPECIAL EMERGING MARKET CONCERNS: The risks of investing in foreign securities are heightened in countries with new or developing economies. Among these additional risks are the following:

  securities that are even less liquid and more volatile than those in more developed foreign countries;
  less stable governments that are susceptible to sudden adverse actions (such as nationalization of businesses, restrictions on foreign ownership or prohibitions against repatriation of assets);
  increased settlement delays;
  unusually high inflation rates (which in extreme cases can cause the value of a country's assets to erode sharply);
  abrupt changes in exchange rate regime or monetary policy;
  unusually large currency fluctuations and currency conversion costs (see "Foreign Currencies" above)
  high national debt levels (which may impede an issuer's payment of principal and/or interest on external debt)

VALUE STOCK RISK: Value stocks are stocks of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and, in the Manager's opinion, undervalued. If the Manager's assessment of a company's prospects is wrong, the price of its stock may fall, or may not approach the value the Manager has placed on it.

WARRANTS: As a holder of certain securities, the Funds may have the opportunity to purchase warrants. The holder of a warrant pays for the right to purchase a given number of an issuer's shares at a specified price until the warrant expires. If a warrant is not exercised by the date of its expiration (such as hen the underlying securities are no longer an attractive investment), the Funds would lose what it paid for the warrant.

ZERO COUPON BONDS: Zero coupon bonds are debt obligations issued without any requirement for the periodic payment of interest (and are issued at a significant discount from face value). Because the income from zero coupon bonds is recognized currently for Federal income tax purposes, the amount of the unpaid, accrued interest a Fund generally would be required to distribute as dividends includes that income (even though the Fund has not actually received any income proceeds). The Fund could be forced to sell other portfolio securities at a disadvantageous time and/or price in order to meet its distribution obligations.

RISK CHARACTERISTICS

Investors in Ivy European Opportunities Fund should note that the aforementioned risks may be heightened in the case of securities issued through IPOs.

MANAGEMENT

INVESTMENT ADVISOR

Waddell & Reed Ivy Investment Company ("WRIICO")
6300 Lamar Avenue
P.O. Box 29217
Shawnee Mission, KS 66201-9217

WRIICO provides business management services to the Funds and investment advisory services to all Funds other than Ivy Global Natural Resources Fund. WRIICO is an SEC-registered investment advisor with approximately $1.6 billion in assets under management as of December 31, 2002. For the Funds' fiscal year ended December 31, 2002, all Funds paid WRIICO a fee that was equal to the following percentages of the Funds' respective average net assets as listed below:

Fund Name	Fee Paid to WRIICO as a Percentage of the Fund's Average Net Assets
Ivy Global Natural Resources Fund	.50%
All Other Funds	1.00%

The Funds' investment advisor, WRIICO, is a wholly owned subsidiary of Waddell & Reed Financial, Inc., a publicly held company located 6300 Lamar Avenue, P.O. Box 29217, Shawnee Mission, Kansas 66201-9217.

Cundill, an SEC-registered investment adviser located at Suite A1, 1470 East Valley Road, P.O. Box 50133, Montecito, California, 93150-0133, serves as subadvisor to Ivy Cundill Global Value Fund under an agreement with WRIICO. Cundill began operations in 1984, and as of December 31, 2002 (along with its affiliates) had approximately $1.8 billion in assets under management. For its services, Cundill receives a fee from WRIICO that is equal, on an annual basis, to 0.50% of Ivy Cundill Global Value Fund's average net assets.

Under an agreement between WRIICO and Henderson Global Investors (North America) Inc. ("HGINA"), HGINA serves as subadvisor to Ivy European Opportunities Fund. WRIICO pays HGINA for its services a fee payable monthly at an annual rate of 0.45% of the first $100,000,000 of net assets and 0.40% thereafter of the portion of the Fund's average daily net assets managed by HGINA. Henderson Investment Management Ltd. ("Henderson"), 4 Broadgate Avenue, London, England EC2M 2DA, under a subadvisory agreement with HGINA, serves as subadvisor to the Fund. For the period from January 1, 2002 to December 16, 2002 WRIICO paid Henderson for its services a fee that was equal on an annual basis to 0.22% of each Fund's average daily net assets. Henderson is an indirect, wholly owned subsidiary of AMP Limited, an Australian life insurance and financial services company located in New South Wales, Australia.

Mackenzie Financial Corporation ("MFC"), 150 Bloor Street West, Suite 400, Toronto, Ontario, Canada M5S 3B5, serves as the investment adviser to Ivy Global Natural Resources Fund and is responsible for selecting Ivy Global Natural Resources Funds' portfolio investments. MFC has been an investment counsel and mutual fund manager in Toronto for more than 34 years, and as of December 31, 2002 had over $21.8 billion in assets under management. For its services, MFC receives a fee from the Fund that is equal, on an annual basis, to 0.50% of the Fund's average net assets.

PORTFOLIO MANAGEMENT

Ivy Cundill Global Value Fund: The Fund is managed by investment professionals who are supported by a team of research analysts who are responsible for providing information on regional and country-specific economic and political developments and monitoring individual companies.

F. Peter Cundill, founder and majority shareholder has over 32 years of value-investing experience and has managed MFC's Cundill Value Fund since 1975. He is a Chartered Financial Analyst, a Chartered Accountant and holds a Bachelor of Commerce degree from McGill University, Montreal. In December 2001, the Canadian Mutual Fund Awards, sponsored by Morningstar Canada, honored Mr. Cundill with an Analysts' Choice Career Achievement Award.

Hiok Hhu Ng, Portfolio Manager, assists in the management of the Fund. Mr. Ng holds a degree in finance from the University of British Columbia and is a Chartered Financial Analyst. He has been with Cundill since receiving his degree in 1998.

Ivy European Opportunities Fund: Stephen Peak, Executive Director of Henderson and head of Henderson's European equities team, is primarily responsible for selecting the Fund's portfolio of investments. Formerly a director and portfolio manager with Touche Remnant & Co., Mr. Peak has 28 years of investment experience. He joined Henderson in 1986 and since that time has won numerous awards in recognition of his long-term performance record (eight S&P Micropal awards, two Lipper awards, three Investment Week awards and one Canadian Mutual Funds award.) The awards were based on the performance of other funds that he manages.

Ivy Global Natural Resources Fund: Frederick Sturm, a Senior Vice President of MFC, has managed the Fund since its inception. Mr. Sturm joined MFC in 1983. He is a Chartered Financial Analyst and holds a graduate degree in commerce and finance from the University of Toronto.

Ivy International Fund, Ivy International Value Fund and Ivy Pacific Opportunities Fund:  Thomas A. Mengel is primarily responsible for the management of the Ivy International Fund, Ivy International Value Fund and Ivy Pacific Opportunities Fund. Mr. Mengel has held his responsibilities for these Funds since December 17, 2002. Since May 1996, Mr. Mengel has managed other investment companies for which Waddell & Reed Investment Management Company ("WRIMCO"), an affiliate of WRIMCO, serves as investment manager. Mr. Mengel is Senior Vice President of WRIICO and of WRIMCO, Vice President of the Funds and Vice President of other investment companies for which WRIMCO serves as investment manager.

SHAREHOLDER INFORMATION

PRICING OF CLASS Y SHARES

The price to buy a Class Y share of a Fund, called the offering price, is calculated every business day.

The offering price of a share (the price to buy one share of Class Y shares) is the next NAV calculated per Class Y share.

In the calculation of Fund's NAV:

  The securities in the Fund's portfolio that are listed or traded on an exchange are valued primarily using market prices.

  Bonds are generally valued according to prices quoted by an independent pricing service.

  Short-term debt securities are valued at amortized cost, which approximates market value.

  Other investment assets for which market prices are unavailable are valued at their fair value by or at the direction the Board of Trustees.

Each Fund is open for business every day the New York Stock Exchange (NYSE) is open. The funds normally calculate their NAVs as of the close of business of the NYSE, normally 4 p.m. Eastern time, except that an option or futures contract held by a Fund may be priced at the close of the regular session of any other securities exchange on which that instrument is traded.

As noted, some of the Funds may invest in securities listed on foreign exchanges which may trade on Saturdays or on U.S. national business holidays when the NYSE is closed. Consequently, the NAV of Fund shares may be significantly affected on days when a Fund does not price its shares and when you are not able to purchase or redeem a Fund's shares. Similarly, if an event materially affecting the value of foreign investments or foreign currency exchange rates occurs prior to the close of business of the NYSE but after the time their values are otherwise determined, such investments or exchange rates may be valued at their fair value as determined in good faith by or under the direction of each Fund's Board of Trustees.

When you place an order to buy shares, your order will be processed at the next offering price calculated after your order is received and accepted. Note the following:

  All of your purchases must be made in U.S. dollars and checks must be drawn on U.S. banks. Neither cash nor post-dated checks will be accepted.

  If you buy shares by check, and then sell those shares by any method other than by exchange to another fund in the Ivy Funds, the payment may be delayed for up to ten (10) days from the date of purchase to ensure that your previous investment was cleared.

The number of shares you receive when you place a purchase or exchange order, and the payment you receive after submitting a redemption request, is based on a Funds' net asset value next determined after your instructions are received in proper form by Waddell & Reed Services Company (the Funds' transfer agent) or by your registered securities dealer. Since the Funds normally invest in securities that are listed on foreign exchanges that may trade on weekends or other days when the Funds do not price their shares, each Fund's share value may change on days when shareholders will not be able to purchase or redeem the Fund's shares.

HOW TO BUY SHARES

Please read these sections below carefully before investing.

Eligible Investors

Class Y shares are only available for purchase by:

  participants of employee benefit plans established under section 403(b) or section 457, or qualified under section 401 of the Code, including 401(k) plans, when the plan has 100 or more eligible employees that are participants and holds the shares in an omnibus account on the Funds' records, and an unaffiliated third party provides administrative, distribution and/or other support services to the plan banks, trust institutions, investment fund administrators and other third parties investing for their own accounts or for the accounts of their customers where such investments for customer accounts are held in an omnibus account on the Funds' records, and to which entity an unaffiliated third party provides administrative, distribution and/or other support services government entities or authorities and corporations whose investment within the first twelve months after initial investment is $10 million or more and to which entity an unaffiliated third party provides certain administrative, distribution and/or other support services certain retirement plans and trusts for employees of Waddell & Reed and its affiliates

Choosing the appropriate class of shares:

The Funds offer one class of shares in this prospectus -- Class Y. The Funds also offer additional classes of shares -- Class A, B and C -- which are available through a separate prospectus. Determining which share class is best for you depends, among other things, on the dollar amount you are investing and the number of years for which you plan to invest. Class Y shares are designed for institutional investors and others investing through certain intermediaries.

Class Y shares are not subject to a sales charge. Class Y shares pay an annual 12b-1 distribution and/or service fee of up to 0.25% of average net assets. Each Fund has adopted separate distribution and service plans pursuant to Rule 12b-1 under the 1940 Act for its Class Y shares that allow the Fund to pay distribution and other fees for the sale and distribution of its shares and for services provided to shareholders. Because these fees are paid out of the Fund's assets on an ongoing basis, over time they will increase the cost of your investment and may cost you more than paying other types of sales charges.

Minimum Investments

For Class Y:

To Open an Account

For a government entity or authority or for a corporation		$10 million (within first twelve months)

For other eligible investors		Any amount

To Add to an Account	Any amount

IFDI may from time to time pay a bonus or other cash incentive to dealers (other than IFDI), including those that employ a registered representative who during a specified time period sells a minimum dollar amount of the shares of a Fund and/or other funds distributed by IFDI.

SUBMITTING YOUR PURCHASE ORDER

Initial Investments: Complete and sign the Ivy Funds Account Application. Enclose a check payable to the Fund in which you wish to invest. You should note on the check the class of shares you wish to invest in (see above for minimum initial investments for Class Y shares and the separate prospectus of the Funds for minimum initial investments for other share classes). Deliver your application materials to your registered representative or selling broker, or send them to the address below:

BY REGULAR MAIL: Ivy Funds P.O. Box 29217 Shawnee Mission, Kansas 66201-9217	BY COURIER: Ivy Funds c/o Waddell & Reed Services Company 6301 Glenwood Overland Park, Kansas 66202

BUYING ADDITIONAL SHARES

There are several ways to increase your investment in the Funds:

BY MAIL: Send your check with a completed investment slip (attached to your account statement) or written instructions indicating the account registration, Fund number or name, and account number. Mail to the address above.

THROUGH YOUR BROKER: Deliver to your registered representative or selling broker the investment slip attached to your statement, or written instructions, along with your payment.

BY FEDERAL FUNDS WIRE: Purchases may also be made by wiring money from your bank account to your Ivy account. Your bank may charge a fee for wiring funds. Before wiring any funds, please call Waddell & Reed Services Company ("WRSCO") at 800.777.6472. Wiring instructions are as follows:

UMB Bank
ABA #101000695
DDA #98-0000-797-8
For further credit to:
Your account registration
Your Fund Number and Account Number

BY AUTOMATIC INVESTMENT METHOD: You can authorize to have funds electronically drawn each month from your bank account through Electronic Funds Transfer ("EFT") and invested as a purchase of shares into your Ivy Fund account. Complete sections 8 and 9 of the Account Application.

HOW TO REDEEM SHARES

Submitting your redemption order: You may redeem your Fund shares through your registered securities dealer or directly through WRSCO. If you choose to redeem through your registered securities dealer, the dealer is responsible for transmitting redemption orders in proper form and in a timely manner. If you choose to redeem directly through WRSCO, you have several ways to submit your request.

BY MAIL: Send your written redemption request to WRSCO at the address above. Be sure that all registered owners listed on the account sign the request. Medallion signature guarantees and supporting legal documentation may be required.

When you redeem, WRSCO will normally send redemption proceeds to you on the next business day, but may take up to seven days (or longer in the case of shares recently purchased by check).

BY TELEPHONE: Call WRSCO at 800.777.6472 to redeem from your individual, joint or custodial account. To process your redemption order by telephone, you must have telephone redemption privileges on your account. WRSCO employs reasonable procedures that require personal identification prior to acting on redemption instructions communicated by telephone to confirm that such instructions are genuine. In the absence of such procedures, the Fund or WRSCO may be liable for any losses due to unauthorized or fraudulent telephone instructions. Requests by telephone can only be accepted for amounts up to $50,000.

BY SYSTEMATIC WITHDRAWAL PLAN ("SWP"): You can authorize to have funds electronically drawn each month from your Ivy Fund account and deposited directly into your bank account through EFT. Certain minimum balances and minimum distributions apply.

BY INTERNET: Select the Ivy Fund Internet option on your Account Application. Mail the application form to WRSCO. Once your request for this option has been processed (which may take up to 10 days), you may place your redemption order at www.ivyfunds.com.

Receiving you redemption proceeds: You can receive redemption proceeds through a variety of payment methods:

BY CHECK: Unless otherwise instructed in writing, checks will be made payable to the current account registration and sent to the address of record.

BY FEDERAL FUNDS WIRE: Proceeds will be wired on the next business day to a pre-designated bank account. Your account will be charged $10 each time redemption proceeds are wired to your bank, and your bank may also charge you a fee for receiving a Federal Funds wire.

BY ELECTRONIC FUNDS TRANSFER ("EFT"): For SWP redemptions only.

Other important redemption information:

Short term "market timers" who engage in frequent purchases and redemptions can disrupt a fund's investment program and create additional transaction costs. For these reasons, each Fund will deduct a redemption fee of 2.00% from any redemption or exchange proceeds if you sell or exchange your Class Y shares after holding them less than 30 days. These fees are paid to the Fund rather than WRIICO or WRSCO, and are designed to offset the brokerage commissions, market impact, and other costs associated with fluctuations in fund asset levels and cash flow caused by short term shareholder trading.

If you bought your shares on different days, the "first-in, first-out" (FIFO) method is used to determine the holding period. Under this methods, the shares you held longest will be redeemed first for purposes of determining whether the redemption fee applies. The redemption fee does not apply to shares that were acquired through reinvestment of distributions and generally is waived for shares purchased through certain retirement and educational plans, and programs and through certain third party fee-based asset allocation programs. (Before purchasing Class Y shares, please check with your account representative concerning the availability of the fee waiver). In addition, the fee waiver does not apply to any IRA or SEP-IRA accounts. The Funds reserve the right to modify the terms of or terminate the redemption/exchange fee at any time.

  A Fund may (on 60 days' notice) redeem the accounts of Class Y shareholders whose investment, including sales charges paid, has been less than _____ for more than 12 months.

  A Fund may take up to seven days (or longer in the case of shares recently purchased by check) to send redemption proceeds.

  A Fund may make payment for redeemed shares in the form of portfolio securities of the Fund taken at current values.

HOW TO EXCHANGE SHARES

You may exchange your Fund shares for shares of another Ivy Fund, subject to certain restrictions (see "Important Exchange Information" below).

Submitting your exchange order: You may submit an exchange request to WRSCO as follows:

BY MAIL: Send your written exchange request to WRSCO at the address on page ___ of this Prospectus. Be sure that all registered owners listed on the account sign the request.

BY TELEPHONE: Call WRSCO at 800.777.6472 to authorize an exchange transaction. To process your exchange order by telephone, you must have telephone exchange privileges on your account. WRSCO employs reasonable procedures that require personal identification prior to acting on exchange instructions communicated by telephone to confirm that such instructions are genuine. In the absence of such procedures, the Fund or WRSCO may be liable for any losses due to unauthorized or fraudulent telephone instructions.

BY INTERNET: You will be allowed to exchange by Internet if (1) you do not hold physical share certificates; (2) you can provide a proper identification information; (3) you have established the Internet trading option.

Important exchange information
  Class Y shares may be exchanged for only Class Y shares of other Ivy Funds or Class A shares of Ivy Cash Reserves Fund. Class I and Advisor Class Shareholders may exchange their shares for Class Y share of Ivy Funds.

  Exchanges are considered taxable events and may result in a capital gain or a capital loss for tax purposes.

  It is the policy of the Funds to discourage the use of the exchange privileges for the purpose of timing short term market fluctuations. The Funds may therefore limit the frequency of exchanges by a shareholder, charge a redemption fee or cancel a shareholder's exchange privilege if at any time it appears that such market-timing strategies are being used. (See "Other important redemption information" on page ___). For example, shareholders exchanging more than five times in a 12-month period may be considered to be using market-timing strategies.

DIVIDENDS, DISTRIBUTIONS AND TAXES

The Funds generally declare and pay dividends and capital gain distributions (if any) at least once a year. Dividends and distributions are "reinvested" in additional Fund shares unless you request to receive them in cash. Reinvested dividends and distributions are added to your account at NAV. Cash dividends and distributions can be sent to you if a distribution is five dollars or greater:

BY MAIL: a check will be mailed to the address of record unless otherwise instructed.

BY ELECTRONIC FUNDS TRANSFER: your proceeds will be directly deposited into your bank account.

To change your dividend and/or distribution options, call WRSCO at 800.777.6472.

Dividends ordinarily will vary from one class to another. The Funds intend to declare and pay dividends annually. The Funds will distribute net investment income and net realized capital gains, if any, at least once a year. The Funds may make an additional distribution of net investment income and net realized capital gains to comply with the calendar year distribution requirement under the excise tax provisions of Section 4982 of the Internal Revenue Code of 1986, as amended (the "Code").

Dividends paid out of a Funds' investment company taxable income (including dividends, interest and net short term capital gains) will be taxable to you as ordinary income. If a portion of a Funds' income consists of dividends paid by US corporations, a portion of the dividends paid by the Fund may be eligible for the corporate dividends-received deduction. Distributions of net capital gains (the excess of net long-term capital gains over net short term capital losses), if any, are taxable to you as long-term capital gains, regardless of how long you have held your shares. Dividends are taxable to you in the same manner whether received in cash or reinvested in additional Fund shares. While the Funds' managers may at times pursue strategies that result in tax efficient outcomes for Fund shareholders, they do not generally manage the Funds to optimize tax efficiencies.

If shares of a Fund are held in a tax-deferred account, such as a retirement plan, income and gain will not be taxable each year. Instead, the taxable portion of amounts held in a tax-deferred account generally will be subject to tax as ordinary income only when distributed from that account.

A distribution will be treated as paid to you on December 31 of the current calendar year if it is declared by a Fund in October, November or December with a record date in such a month and paid by the Fund during January of the following calendar year. In certain years, you may be able to claim a credit or deduction on your income tax return for your share of foreign taxes paid by your Fund (in the case of a worldwide fund).

Each year, your Fund will notify you of the tax status of dividends and other distributions.

Upon the sale or exchange of your Fund shares, you may realize a capital gain or loss which will be long-term or short-term, generally depending upon how long you held your shares.

A Fund may be required to withhold US Federal income tax at the rate of 30% for 2003 of all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or fail to make required certifications, or if you have been notified by the Internal Revenue Service that you are subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against your US Federal income tax liability.

Fund distributions may be subject to state, local and foreign taxes.

You should consult with your tax adviser as to the tax consequences of an investment in the Funds, including the status of distributions from the Funds under applicable state or local law.

FINANCIAL HIGHLIGHTS

Because Class Y shares of each Fund have not been offered for a full year, information shown is that of Class A shares (or Advisor Class shares in the case of Ivy Cundill Global Value Fund). The Financial Highlights for the fiscal year ended December 31, 2002, have been audited by Deloitte & Touche LLP, independent auditors, whose report thereon appears in the fund's annual report, which is incorporated by reference into the Statement of Additional information. The annual report contains additional performance information and will be made available upon request and without charge. The Financial Highlights for the fiscal years ended on or before December 31, 2001, have been audited by other independent auditors whose report thereon is incorporated by reference into the Statement of Additional information.

Ivy Cundill Global Value Fund

Advisor Class share:
		Per-Share Data
		Increase (decrease) From Investment Operations				Less Distributions
For the Period From	Net Asset Value Beginning of Period	Net Investment Income (loss)	Net Gains or (losses) on Securities (realized and unrealized)	Total From Investment Operations	Dividends From Net Investment Income	Distributions From Realized Gains	Total Distributions	Net Asset Value at End of Period
01/01 to 12/31/2002	$ 9.55	$.04 (b) (c)	$(1.17)	$(1.13)	$0.00	$.08	$.08	$8.34
01/01 to 12/31/2001	10.07	.03 (b)	(.25)	(.22)	.02	.28	.30	9.55
04/19(d) to 12/31/2000	10.00	.05 (b)	.41	.46	.19	.20	.39	10.07

		Ratios and Supplemental Data
For the Period From	Total Return (%) (a) (e)	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets with Reimbursement (%)	Ratio of Expenses to Average Net Assets without Reimbursement (%)	Ratio of Net Investment Income (loss) to Average Net Assets (%)	Portfolio Turnover Rate (%)
01/01 to 12/31/2002	(11.86)	$1,515	1.83	4.52	.47 (b)	122
01/01 to 12/31/2001	(2.13)	964	1.40	10.30	.37 (b)	57
04/19(d) to 12/31/2000	4.66	747	1.95 (f)	19.15 (f)	.70 (b)(f)	53

(a)      Total return does not reflect a sales charge.
(b)      Net investment income (loss) is net of expenses reimbursed by Manager.
(c)      Based on average shares outstanding.
(d)      Commencement.
(e)      Total return represents aggregate total return.
(f)      Annualized.

IVY EUROPEAN OPPORTUNITIES FUND

Class A share:

		Per-Share Data
		Increase (decrease) From Investment Operations				Less Distributions
For the Period From	Net Asset Value Beginning of Period	Net Investment Income (loss)	Net Gains or (losses) on Securities (realized and unrealized)	Total From Investment Operations	Dividends From Net Investment Income	Distributions From Realized Gains	Total Distributions	Net Asset Value at End of Period
01/01 to 12/31/2002	$13.65	$.01 (b) (c)	$(.46) (g)	$(.45)	$0.00	$0.00	$0.00	13.20
01/01 to 12/31/2001	17.25	(.08) (b)	(3.49) (g)	(3.57)	.00	.03	.03	13.65
01/01 to 12/31/2000	17.13	(.07)	.82	.75	.00	.63	.63	17.25
05/04(d) to 12/31/1999	10.01	.00 (b)	16.35	16.35	.01	9.22	9.23	17.13

		Ratios and Supplemental Data
For the Period From	Total Return (%) (a) (e)	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets with Reimbursement (%)	Ratio of Expenses to Average Net Assets without Reimbursement (%)	Ratio of Net Investment Income (loss) to Average Net Assets (%)	Portfolio Turnover Rate (%)
01/01 to 12/31/2002	(3.30) (g)	20,452	2.15	2.15	.06 (b)	69
01/01 to 12/31/2001	(20.67) (g)	30,833	2.15	2.17	(.44) (b)	66
01/01 to 12/31/2000	4.51	54,655	na	1.83	(.36)	46
05/04(d) to 12/31/1999	215.58	13,932	2.22 (f)	6.10 (f)	(.15) (b) (g)	108

(a)      Total return does not reflect a sales charge.
(b)      Net investment income (loss) is net of expenses reimbursed by Manager.
(c)      Based on average shares outstanding.
(d)      Commencement.
(e)      Total return represents aggregate total return.
(f)      Annualized.
(g)      Includes redemption fees added to capital paid-in. Total return for European Opportunities excluding redemption fees would have been (3.44%) for the year ended 12/31/02 and (20.78%) for the year ended 12/31/01.
na         not applicable

IVY GLOBAL NATURAL RESOURCES FUND

Class A share

		Per-Share Data
		Increase (decrease) From Investment Operations				Less Distributions
For the Period From	Net Asset Value Beginning of Period	Net Investment Income (loss)	Net Gains or (losses) on Securities (realized and unrealized)	Total From Investment Operations	Dividends From Net Investment Income	Distributions From Realized Gains	Total Distributions	Net Asset Value at End of Period
01/01 to 12/31/2002	$11.05	$(.11) (b) (c)	$.63 (f)	$.52	$0.00	$.07	$.07	$11.50
01/01 to 12/31/2001	9.74	.04 (b) (c)	1.45	1.49	.18	.00	.18	11.05
01/01 to 12/31/2000	8.91	(.07) (b)	.95	.88	.05	.00	.05	9.74
01/01 to 12/31/1999	6.32	(b) (c)	2.59	2.59	.00	.00	.00	8.91
01/01 to 12/31/1998	9.01	.03 (b)	(2.68)	(2.65)	.04	.00	.04	6.32

		Ratios and Supplemental Data
For the Period From	Total Return (%) (a) (d)	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets with Reimbursement (%)	Ratio of Expenses to Average Net Assets without Reimbursement (%)	Ratio of Net Investment Income (loss) to Average Net Assets (%)	Portfolio Turnover Rate (%)
01/01 to 12/31/2002	4.66 (f)	$17,053	2.22	2.38	(.91)(b)	67
01/01 to 12/31/2001	15.40	7,695	2.25	3.71	.38 (b)	169
01/01 to 12/31/2000	9.86	5,549	2.29	4.54	(.69) (b)	134
01/01 to 12/31/1999	40.98	5,823	2.16	4.53	.02 (b)	157
01/01 to 12/31/1998	(29.35)	1,345	2.22	5.75	.29 (b)	98

(a)      Total return does not reflect a sales charge.
(b)      Net investment income (loss) is net of expenses reimbursed by Manager.
(c)      Based on average shares outstanding.
(d)      Total return represents aggregate total return.
(e)      Annualized.
(f)      Includes redemption fees added to capital paid-in. Total return for Global Natural Resources excluding redemption fees would have been 4.40% for the year ended 12/31/02.

IVY INTERNATIONAL FUND

Class A share

		Per-Share Data
		Increase (decrease) From Investment Operations				Less Distributions
For the Period From	Net Asset Value Beginning of Period	Net Investment Income (loss)	Net Gains or (losses) on Securities (realized and unrealized)	Total From Investment Operations	Dividends From Net Investment Income	Distributions From Realized Gains	Total Distributions	Net Asset Value at End of Period
01/02 to 12/31/2002	$20.69	$(.06) (b) (c)	$(4.40) (f)	$(4.34)	$0.00	$0.00	$0.00	$16.35
01/01 to 12/31/2001	26.20	.05 (b)	(5.56) (f)	(5.51)	.00	.00	.00	20.69
01/01 to 12/31/2000	47.09	.19	(12.44)	(12.25)	.04	8.60	8.64	26.20
01/01 to 12/31/1999	41.20	.30	8.31	8.61	.24	2.48	2.72	47.09
01/01 to 12/31/1998	39.03	.37	2.50	2.87	.35	.35	.70	41.20

		Ratios and Supplemental Data
For the Period From	Total Return (%) (a) (d)	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets with Reimbursement (%)	Ratio of Expenses to Average Net Assets without Reimbursement (%)	Ratio of Net Investment Income (loss) to Average Net Assets (%)	Portfolio Turnover Rate (%)
01/02 to 12/31/2002	(20.96) (f)	$126,733	1.89	1.89	.32	34
01/01 to 12/31/2001	(21.03) (f)	344,641	1.60	1.66	.18 (b)	43
01/01 to 12/31/2000	(17.26)	588,282	na	1.66	.37	91
01/01 to 12/31/1999	21.05	1,573,615	na	1.66	.63	7
01/01 to 12/31/1998	7.34	1,613,797	na	1.58	.83	15

(a)      Total return does not reflect a sales charge.
(b)      Net investment income (loss) is net of expenses reimbursed by Manager.
(c)      Based on average shares outstanding.
(d)      Total return represents aggregate total return.
(e)      Annualized.
(f)      Includes redemption fees added to capital paid-in. Total return would have been (21.10%) as of 12/31/02 and (21.15%) as of 12/31/01.
na         not applicable

IVY INTERNATIONAL VALUE FUND

Class A share

		Per-Share Data
		Increase (decrease) From Investment Operations				Less Distributions
For the Period From	Net Asset Value Beginning of Period	Net Investment Income (loss)	Net Gains or (losses) on Securities (realized and unrealized)	Total From Investment Operations	Dividends From Net Investment Income	Distributions From Realized Gains	Total Distributions	Net Asset Value at End of Period
01/01 to 12/31/2002	$9.10	$.08 (b) (c)	(1.53) (f)	(1.45)	$0.00	$0.00	$0.00	$7.65
01/01 to 12/31/2001	11.01	.07 (b)	(1.96) (f)	(1.89)	.02	.00	.02	9.10
01/01 to 12/31/2000	11.99	.14 (b)	(1.01)	(.87)	.04	.07	.11	11.01
01/01 to 12/31/1999	9.48	.09 (b)	2.54	2.63	.10	.02	.12	11.99
01/01 to 12/31/1998	8.98	.08 (b)	.52	.60	.08	.02	.10	9.48

		Ratios and Supplemental Data
For the Period From	Total Return (%) (a) (d)	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets with Reimbursement (%)	Ratio of Expenses to Average Net Assets without Reimbursement (%)	Ratio of Net Investment Income (loss) to Average Net Assets (%)	Portfolio Turnover Rate (%)
01/01 to 12/31/2002	(15.93) (f)	$7,854	1.77	2.32	.91 (b)	48
01/01 to 12/31/2001	(17.17) (f)	13,238	1.77	2.15	.58 (b)	39
01/01 to 12/31/2000	(7.25)	23,565	1.74	1.92	.96 (b)	36
01/01 to 12/31/1999	27.79	32,624	1.72	1.87	.92 (b)	21
01/01 to 12/31/1998	6.63	24,993	1.74	1.88	.80 (b)	16

(a)      Total return does not reflect a sales charge.
(b)      Net investment income (loss) is net of expenses reimbursed by Manager.
(c)      Based on average shares outstanding.
(d)      Total return represents aggregate total return.
(e)      Annualized.
(f)      Includes redemption fees added to capital paid-in. Total return excluding redemption fees would have been (16.24%) for the year ended 12/31/02 and (17.26%) for the year ended 12/31/01.

IVY PACIFIC OPPORTUNITIES FUND

Class A share

		Per-Share Data
		Increase (decrease) From Investment Operations				Less Distributions
For the Period From	Net Asset Value Beginning of Period	Net Investment Income (loss)	Net Gains or (losses) on Securities (realized and unrealized)	Total From Investment Operations	Dividends From Net Investment Income	Distributions From Realized Gains	Total Distributions	Net Asset Value at End of Period
01/02 to 12/31/2002	$6.72	$.01 (b) (c)	$(.77) (f)	$(.76)	$0.00	$0.00	$0.00	$5.96
01/01 to 12/31/2001	7.42	(0.3) (b) (c)	(.66) (f)	(.69)	.01	.00	.01	6.72
01/01 to 12/31/2000	9.15	.07 (b)	(1.74)	(1.67)	.06	.00	.06	7.42
01/01 to 12/31/1999	6.30	.08 (b)	2.86	2.94	.08	.01	.09	9.15
01/01 to 12/31/1998	8.04	.13 (b)	(1.78)	(1.65)	.09	.00	.09	6.30

		Ratios and Supplemental Data
For the Period From	Total Return (%) (a) (d)	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets with Reimbursement (%)	Ratio of Expenses to Average Net Assets without Reimbursement (%)	Ratio of Net Investment Income (loss) to Average Net Assets (%)	Portfolio Turnover Rate (%)
01/02 to 12/31/2002	(11.31) (f)	$5,318	2.21	3.52	.20 (b)	16
01/01 to 12/31/2001	(9.29) (f)	6,291	2.21	3.57	(.49) (b)	82
01/01 to 12/31/2000	(18.25)	9,096	2.16	3.10	.83 (b)	108
01/01 to 12/31/1999	46.72	12,738	2.19	2.84	1.01 (b)	23
01/01 to 12/31/1998	(20.56)	9,061	2.30	2.86	1.60 (b)	56

(a)      Total return does not reflect a sales charge.
(b)      Net investment income (loss) is net of expenses reimbursed by Manager.
(c)      Based on average shares outstanding.
(d)      Total return represents aggregate total return.
(e)      Annualized.
(f)      Includes redemption fees added to capital paid-in. Total return excluding redemption fees would have been (11.58%) for the year ended 12/31/02 and (9.83%) for the year ended 12/31/01.

HOW TO RECEIVE MORE INFORMATION ABOUT THE FUNDS

Additional information about the Funds and their investments is contained in each Fund's Statement of Additional Information relating to Class Y shares dated ________________, 2003 (the "SAI"), which is incorporated by reference into this Prospectus, and each Fund's annual and semiannual reports to shareholders. Each Fund's annual report includes a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its most recent fiscal year. The SAI and each Fund's annual and semiannual reports are available upon request and without charge from the Distributor at the following address and phone number:

Ivy Funds Distributor, Inc.
6300 Lamar Avenue
P.O. Box 29217
Shawnee Mission, Kansas 66201-9217
800-456-5111

Information about the Funds (including the SAI and each Fund's annual and semiannual reports) may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (please call 1-202-942-8090 for further details). Reports and other information about the Funds are also available on EDGAR Database on the SEC's Internet Website (www.sec.gov), and copies of this information may be obtained, upon payment of a copying fee, by electronic request at the following e-mail address: publicinfo@sec.gov. or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102

Investment Company Act File No. 811-01028

IVY CUNDILL GLOBAL VALUE FUND

IVY EUROPEAN OPPORTUNITIES FUND

IVY GLOBAL NATURAL RESOURCES FUND

IVY INTERNATIONAL FUND

IVY INTERNATIONAL VALUE FUND

IVY PACIFIC OPPORTUNITIES FUND

series of

IVY FUND

6300 Lamar Avenue

P.O. Box 29217

Shawnee Mission, Kansas 66201-9217

913-236-2000

888-WADDELL

STATEMENT OF ADDITIONAL INFORMATION

Class Y Shares

_______________, 2003

          Ivy Fund (the "Trust") is an open-end management investment company that currently consists of fifteen portfolios, each of which is diversified. This Statement of Additional Information ("SAI") relates to the Class Y shares of Ivy Cundill Global Value Fund, Ivy European Opportunities Fund, Ivy Global Natural Resources Fund, Ivy Pacific Opportunities Fund, Ivy International Fund and Ivy International Value Fund (each a "Fund" and, collectively, the "Funds"). The other nine portfolios of the Trust and the other classes of shares of the Funds are described in separate SAI's.

          This SAI is not a prospectus and should be read in conjunction with the prospectus for the Funds dated _______________, 2003, as supplemented from time to time (the "Prospectus"), which may be obtained upon request and without charge from the Trust at the address and telephone number above.

          Each Fund's Annual Report to shareholders dated December 31, 2002 (each, an "Annual Report") is incorporated by reference into this SAI. Each Fund's Annual Report may be obtained without charge from the Trust at the address and telephone number above.

INVESTMENT MANAGER

Waddell & Reed Ivy Investment Company ("WRIICO")

6300 Lamar Avenue

P.O. Box 29217

Shawnee Mission, Kansas 66201-9217

DISTRIBUTOR

Ivy Funds Distributor, Inc. ("IFDI")

6300 Lamar Avenue

P.O. Box 29217

Shawnee Mission, Kansas 66201-9217

TABLE OF CONTENTS

GENERAL INFORMATION	3
INVESTMENT OBJECTIVES, STRATEGIES AND RESTRICTIONS	3
IVY CUNDILL GLOBAL VALUE FUND	3
IVY EUROPEAN OPPORTUNITIES FUND	6
IVY GLOBAL NATURAL RESOURCES FUND	9
IVY INTERNATIONAL FUND	11
IVY INTERNATIONAL VALUE FUND	14
IVY PACIFIC OPPORTUNITIES FUND	19
RISK CONSIDERATIONS	22
PORTFOLIO TURNOVER	43
TRUSTEES AND OFFICERS	43
PRINCIPAL HOLDERS OF SECURITIES	50
INVESTMENT ADVISORY AND OTHER SERVICES	59
BROKERAGE ALLOCATION	71
CAPITALIZATION AND VOTING RIGHTS	73
SPECIAL RIGHTS AND PRIVILEGES	74
REDEMPTIONS	84
CONVERSION OF CLASS B SHARES	84
NET ASSET VALUE	86
DETERMINATION OF OFFERING PRICE	87
TAXATION	88
PERFORMANCE INFORMATION	94
FINANCIAL STATEMENTS	102
APPENDIX A	103

GENERAL INFORMATION

          Each Fund is organized as a separate, diversified portfolio of the Trust, an open-end management investment company organized as a Massachusetts business trust on December 21, 1983. Ivy Cundill Global Value Fund commenced operations on April 17, 2000 (all Classes). Ivy European Opportunities Fund commenced operations on May 3, 1999 (all Classes). Ivy Global Natural Resources Fund commenced operations on January 1, 1997 (Class A, Class B and Class C shares); the inception date for the Fund's Advisor Class shares was April 8, 1999. Ivy International Fund commenced operations (Class A shares) on April 30, 1986. The inception date for Class B shares was October 22, 1993. The inception date for Class C shares was April 30, 1996. The inception date for Class I shares was October 6, 1994. The inception date for Advisor Class shares was August 31, 2000. Ivy International Value Fund commenced operations on May 13, 1997 (Class A, Class B and Class C shares); the inception date for the Fund's Advisor Class shares was February 23, 1998. Ivy Pacific Opportunities Fund commenced operations (Class A and Class B shares) on October 22, 1993; the inception dates for the Fund's Class C and Advisor Class shares were April 30, 1996 and February 10, 1998, respectively. The inception date for Class Y shares of the Funds was _______________, 2003. The Trust is governed by a Board of Trustees (the "Board"), responsible for supervision and management of the Funds.

          Descriptions in this SAI of a particular investment practice or technique in which any Fund may engage or a financial instrument which any Fund may purchase are meant to describe the spectrum of investments that WRIICO, in its discretion, might, but is not required to, use in managing each Fund's portfolio assets. For example, WRIICO may, in its discretion, at any time employ a given practice, technique or instrument for one or more funds but not for all funds advised by it. It is also possible that certain types of financial instruments or investment techniques described herein may not be available, permissible, economically feasible or effective for their intended purposes in some or all markets, in which case a Fund would not use them. Investors should also be aware that certain practices, techniques, or instruments could, regardless of their relative importance in a Fund's overall investment strategy, from time to time have a material impact on that Fund's performance.

INVESTMENT OBJECTIVES, STRATEGIES AND RESTRICTIONS

          Each Fund has its own investment objectives and policies, which are described in the Prospectus under the captions "Summary" and "Additional Information About Strategies and Risks." Descriptions of each Fund's policies, strategies and investment restrictions, as well as additional information regarding the characteristics and risks associated with each Fund's investment techniques, are set forth below.

          Whenever an investment objective, policy or restriction set forth in the Prospectus or this SAI states a maximum percentage of assets that may be invested in any security or other asset or describes a policy regarding quality standards, such percentage limitation or standard shall, unless otherwise indicated, apply to a Fund only at the time a transaction is entered into. Accordingly, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in the percentage which results from circumstances not involving any affirmative action by a Fund, such as a change in market conditions or a change in a Fund's asset level or other circumstances beyond a Fund's control, will not be considered a violation.

IVY CUNDILL GLOBAL VALUE FUND

          The Fund seeks long-term capital growth. Any income realized will be incidental. The Fund seeks to achieve its principal objective of long-term capital growth by investing primarily in the equity securities of companies throughout the world. Although the Fund will not invest more than 25% of its total assets in any one industry and does not expect to focus its investments in a single country, it may at any given time have a significant percentage of its total assets in one or more market sectors and could have a substantial portion of its total assets invested in a particular country.

          The investment approach of Peter Cundill & Associates, Inc., the Fund's sub-advisor ("Cundill" or the "sub-advisor"), is based on a contrarian "value" philosophy. The sub-advisor looks for securities that it believes are trading below their estimated intrinsic value. To determine the intrinsic value of a particular company, the sub-advisor focuses on assets, earnings, dividends, prospects and management capabilities of the company. Essentially, the sub-advisor revalues the assets and liabilities of the company to reflect the sub-advisor's estimate of fair value. Securities are purchased where there is a substantial discount of price to the estimate of the company's intrinsic value. Because the approach is to look for undervalued securities, the sub-advisor does not forecast economies or corporate earnings and does not rely on market timing.

          The Fund may invest in warrants, and securities issued on a "when-issued" or firm commitment basis, and may engage in foreign currency exchange transactions and enter into forward foreign currency contracts. The Fund may also invest up to 10% of its total assets in other investment companies. The Fund may not invest more than 5% of its total assets in restricted securities.

          For temporary defensive purposes and during periods whenWRIICO believes that circumstances warrant, the Fund may invest without limit in U.S. Government securities, obligations issued by domestic or foreign banks (including certificates of deposit, time deposits and bankers' acceptances), and domestic or foreign commercial paper (which, if issued by a corporation, must be rated Prime-1 by Moody's Investors Service, Inc. ("Moody's") or A-1 -by Standard & Poor's Ratings Group ("S&P"), or if unrated has been issued by a company that at the time of investment has an outstanding debt issue rated Aaa or Aa by Moody's or AAA or AA by S&P). The Fund may also enter into repurchase agreements, and, for temporary or emergency purposes, may borrow up to 10% of the value of its total assets from banks.

          The Fund may purchase put and call options on stock indices, provided the premium paid for such options does not exceed 5% of the Fund's net assets. The Fund may also sell covered put options with respect to up to 10% of the value of its net assets, and may write covered call options so long as not more than 25% of the Fund's net assets is subject to being purchased upon the exercise of the calls. For hedging purposes only, the Fund may engage in transactions in (and options on) stock index and foreign currency futures contracts, provided that the Fund's equivalent exposure in such contracts does not exceed 15% of its total assets.

INVESTMENT RESTRICTIONS FOR IVY CUNDILL GLOBAL VALUE FUND

          The Fund's investment objectives as set forth in the "Summary" section of the Prospectus, together with the investment restrictions set forth below, are fundamental policies of the Fund and may not be changed without the approval of a majority of the outstanding voting shares of the Fund. The Fund has adopted the following fundamental investment restrictions:

    The Fund has elected to be classified as a diversified series of an open-end investment company.

    The Fund will not borrow money, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

    The Fund will not issue senior securities, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

    The Fund will not engage in the business of underwriting securities issued by others, except to the extent that the Fund may be deemed to be an underwriter in connection with the disposition of portfolio securities.

    The Fund will not purchase or sell real estate (which term does not include securities of companies that deal in real estate or mortgages or investments secured by real estate or interests therein), except that the Fund may hold and sell real estate acquired as a result of the Fund's ownership of securities.

    The Fund will not purchase physical commodities or contracts relating to physical commodities, although the Fund may invest in commodities futures contracts and options thereon to the extent permitted by its Prospectus and this SAI.

    The Fund will not make loans to other persons, except (a) loans of portfolio securities, and (b) to the extent that entry into repurchase agreements and the purchase of debt instruments or interests in indebtedness in accordance with the Fund's investment objective and policies may be deemed to be loans.

    The Fund will not concentrate its investments in a particular industry, as the term "concentrate" is interpreted in connection with the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

  ADDITIONAL RESTRICTIONS FOR IVY CUNDILL GLOBAL VALUE FUND

            The Fund has adopted the following additional restrictions, which are not fundamental and which may be changed without shareholder approval, to the extent permitted by applicable law, regulation or regulatory policy.

  Under these restrictions, the Fund may not:

      purchase or sell real estate limited partnership interests;

      purchase or sell interests in oil, gas or mineral leases (other than securities of companies that invest in or sponsor such programs);

      invest in oil, gas and/or mineral exploration or development programs;

      purchase securities on margin, except such short-term credits as are necessary for the clearance of transactions, and except that the Fund may make margin deposits in connection with transactions in options, futures and options on futures;

      make investments in securities for the purpose of exercising control over or management of the issuer;

      participate on a joint or a joint and several basis in any trading account in securities. The "bunching" of orders of the Fund and of other accounts under the investment management of the Manager for the sale or purchase of portfolio securities shall not be considered participation in a joint securities trading account;

      borrow amounts in excess of 10% of its total assets, taken at the lower of cost or market value, and then only from banks as a temporary measure for extraordinary or emergency purposes. All borrowings will be repaid before any additional investments are made;

      purchase any security if, as a result, the Fund would then have more than 5% of its total assets (taken at current value) invested in securities restricted as to disposition under the Federal securities laws; or

      purchase securities of another investment company, except in connection with a merger, consolidation, reorganization or acquisition of assets, and except that the Fund may invest in securities of other investment companies subject to the restrictions in Section 12(d)(1) of the 1940 Act.

  IVY EUROPEAN OPPORTUNITIES FUND

            The Fund's investment objective is long-term capital growth by investing in the securities markets of Europe. Henderson Investment Management Limited ("Henderson"), the Fund's subadvisor responsible for day-to-day investments of the Fund's assets, will invest the Fund's assets in the securities of European companies, including those companies operating in the emerging markets of Europe and small capitalization companies operating in the developed markets of Europe. The Fund may also invest in larger capitalization European companies and European companies which have been subject to special circumstances, e.g., privatized companies or companies which provide exceptional value. Although the majority of the Fund's assets will be invested in equity securities, the Fund may also invest in cash, short-term or long-term fixed income securities issued by corporations and governments of Europe if considered appropriate in relation to the then current economic or market conditions in any country. Investments made by the Fund may include securities issued pursuant to initial public offerings ("IPO").

            The Fund seeks to achieve its investment objective by investing primarily in the equity securities of companies domiciled or otherwise doing business (as described below) in European countries. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities (including common stock, preferred stock and securities convertible into common stock) of European companies, which include (a) large European companies, or European companies of any size that provide special investment opportunities (such as privatized companies, those providing exceptional value, or those engaged in initial public offerings); (b) small and mid-capitalization companies in the more developed markets of Europe; and (c) companies operating in Europe's emerging markets. The Fund may engage in short-term trading. The Fund may also invest in sponsored or unsponsored ADRs, EDRs, GDRs, ADSs, EDSs and GDSs. The Fund does not expect to concentrate its investments in any particular industry.

            The Fund may invest up to 35% of its net assets in debt securities, but will not invest more than 20% of its net assets in debt securities rated Ba or below by Moody's or BB or below by S&P or, if unrated, considered by Henderson to be of comparable quality (commonly referred to as "high yield" or "junk" bonds). The Fund will not invest in debt securities rated less than C by either Moody's or S&P. The Fund may purchase Brady Bonds and other sovereign debt of countries that have restructured or are in the process of restructuring their sovereign debt. The Fund may also purchase securities on a "when-issued" or firm commitment basis, engage in foreign currency exchange transactions and enter into forward foreign currency contracts. In addition, the Fund may invest up to 5% of its net assets in zero coupon bonds.

            For temporary defensive purposes or when Henderson believes that circumstances warrant, the Fund may invest without limit in U.S. Government securities, investment grade debt securities (i.e., those rated Baa or higher by Moody's or BBB or higher by S&P or, if unrated, considered by Henderson to be of comparable quality), warrants, and cash or cash equivalents such as domestic or foreign bank obligations (including certificates of deposit, time deposits and bankers' acceptances), short-term notes, repurchase agreements, and domestic or foreign commercial paper.

            The Fund may borrow money in accordance with the provisions of the 1940 Act. The Fund may also invest in other investment companies in accordance with the provisions of the 1940 Act, and may invest up to 15% of its net assets in illiquid securities.

            For hedging purposes, the Fund may purchase put and call options on securities and stock indices, provided the premium paid for such options does not exceed 5% of the Fund's net assets. The Fund may also sell covered put options with respect to up to 10% of the value of its net assets, and may write covered call options so long as not more than 25% of the Fund's net assets are subject to being purchased upon the exercise of the calls.

            For hedging purposes only, the Fund may engage in transactions in (and options on) stock index, interest rate and foreign currency futures contracts, provided that the Fund's equivalent exposure in such contracts does not exceed 15% of its total assets. The Fund may also write or buy straddles or spreads.

  INVESTMENT RESTRICTIONS FOR IVY EUROPEAN OPPORTUNITIES FUND

            Ivy European Opportunities Fund's investment objective, as set forth in the Prospectus under "Investment Objective and Policies," and the investment restrictions set forth below are fundamental policies of the Fund and may not be changed with respect to the approval of a majority (as defined in the 1940 Act) of the outstanding voting shares of the Fund. The Fund has adopted the following fundamental investment restrictions:

      The Fund has elected to be classified as a diversified series of an open-end investment company.

      The Fund will not borrow money, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

      The Fund will not issue senior securities, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

      The Fund will not engage in the business of underwriting securities issued by others, except to the extent that the Fund may be deemed to be an underwriter in connection with the disposition of portfolio securities.

      The Fund will not purchase or sell real estate (which term does not include securities of companies that deal in real estate or mortgages or investments secured by real estate or interests therein), except that the Fund may hold and sell real estate acquired as a result of the Fund's ownership of securities.

      The Fund will not purchase physical commodities or contracts relating to physical commodities, although the Fund may invest in commodities futures contracts and options thereon to the extent permitted by the Prospectus and this SAI.

      The Fund will not make loans to other persons, except (a) loans of portfolio securities, and (b) to the extent that entry into repurchase agreements and the purchase of debt instruments or interests in indebtedness in accordance with the Fund's investment objective and policies may be deemed to be loans.

      The Fund will not concentrate its investments in a particular industry, as the term "concentrate" is interpreted in connection with the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

  ADDITIONAL RESTRICTIONS FOR IVY EUROPEAN OPPORTUNITIES FUND

            Ivy European Opportunities Fund has adopted the following additional restrictions, which are not fundamental and which may be changed without shareholder approval, to the extent permitted by applicable law, regulation or regulatory policy. Under these restrictions, the Fund may not:

      invest more than 15% of its net assets taken at market value at the time of investment in "illiquid securities." Illiquid securities may include securities subject to legal or contractual restrictions on resale (including private placements), repurchase agreements maturing in more than seven days, certain options traded over the counter that the Fund has purchased, securities being used to cover certain options that the Fund has written, securities for which market quotations are not readily available, or other securities which legally or in the subadvisor's opinion, subject to the Board's supervision, may be deemed illiquid, but shall not include any instrument that, due to the existence of a trading market or to other factors, is liquid;

      purchase securities of other investment companies, except in connection with a merger, consolidation or sale of assets, and except that it may purchase shares of other investment companies subject to such restrictions as may be imposed by the 1940 Act and rules thereunder;

      purchase or sell real estate limited partnership interests;

      sell securities short, except for short sales "against the box";

      participate on a joint or a joint and several basis in any trading account in securities. The "bunching" of orders of the Fund and of other accounts under the investment management of the Fund's subadvisor for the sale or purchase of portfolio securities shall not be considered participation in a joint securities trading account;

      purchase securities on margin, except such short-term credits as are necessary for the clearance of transactions, but the Fund may make margin deposits in connection with transactions in options, futures and options on futures;

      make investments in securities for the purpose of exercising control over or management of the issuer; or

      invest in interests in oil, gas and/or mineral exploration or development programs (other than securities of companies that invest in or sponsor such programs).

  IVY GLOBAL NATURAL RESOURCES FUND

            Ivy Global Natural Resources Fund's investment objective is long-term growth. Any income realized will be incidental. Under normal conditions, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the equity securities (including common stock, preferred stock and securities convertible into common stock) of companies of any size throughout the world that own, explore or develop natural resources and other basic commodities or supply goods and services to such companies. Under this investment policy, at least three different countries (one of which may be the United States) will be represented in the Fund's overall portfolio holdings. "Natural resources" generally include precious metals (such as gold, silver and platinum), ferrous and nonferrous metals (such as iron, aluminum and copper), strategic metals (such as uranium and titanium), coal, oil, natural gases, timber, undeveloped real property and agricultural commodities. Although the Fund generally invests in common stock, it may also invest in preferred stock, securities convertible into common stock and sponsored or unsponsored ADRs, GDRs, ADSs and GDSs. The Fund may also invest directly in precious metals and other physical commodities.

            The Fund's investment advisor is Mackenzie Financial Corporation ("MFC"), 150 Bloor Street West, Suite 400, Toronto, Ontario, Canada M5S3B5. In selecting the Fund's investments, MFC will seek to identify securities of companies that, in MFC's opinion, appear to be undervalued relative to the value of the companies' natural resource holdings.

            MFC believes that certain political and economic changes in the global environment in recent years have had and will continue to have a profound effect on global supply and demand of natural resources, and that rising demand from developing markets and new sources of supply should create attractive investment opportunities.

            For temporary defensive purposes, Ivy Global Natural Resources Fund may invest without limit in cash or cash equivalents, such as bank obligations (including certificates of deposit and bankers' acceptances), commercial paper, short-term notes and repurchase agreements. For temporary or emergency purposes, the Fund may borrow from banks in accordance with the provisions of the 1940 Act, but may not purchase securities at any time during which the value of the Fund's outstanding loans exceeds 10% of the value of the Fund's total assets. The Fund may engage in foreign currency exchange transactions and enter into forward foreign currency contracts. The Fund may also invest in other investment companies in accordance with the provisions of the 1940 Act, and may invest up to 15% of its net assets in illiquid securities.

  For hedging purposes only, the Fund may engage in transactions in (and options on) foreign currency futures contracts, provided that the Fund's equivalent exposure in such contracts does not exceed 15% of its total assets. The Fund may also write or buy puts, calls, straddles or spreads.

  INVESTMENT RESTRICTIONS FOR IVY GLOBAL NATURAL RESOURCES FUND

            Ivy Global Natural Resources Fund's investment objectives as set forth in the "Summary" section of the Prospectus, together with the investment restrictions set forth below, are fundamental policies of the Fund and may not be changed without the approval of a majority of the outstanding voting shares of the Fund. The Fund has adopted the following fundamental investment restrictions:

      The Fund has elected to be classified as a diversified series of an open-end investment company.

      The Fund will not borrow money, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

      The Fund will not issue senior securities, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

      The Fund will not engage in the business of underwriting securities issued by others, except to the extent that the Fund may be deemed to be an underwriter in connection with the disposition of portfolio securities.

      The Fund will not purchase or sell real estate (which term does not include securities of companies that deal in real estate or mortgages or investments secured by real estate or interests therein), except that the Fund may hold and sell real estate acquired as a result of the Fund's ownership of securities.

      The Fund will not purchase physical commodities or contracts relating to physical commodities, although the Fund may invest in (a) commodities futures contracts and options thereon to the extent permitted by the Prospectus and this SAI and (b) commodities relating to natural resources, as described in the Prospectus and this SAI.

      The Fund will not make loans to other persons, except (a) loans of portfolio securities, and (b) to the extent that entry into repurchase agreements and the purchase of debt instruments or interests in indebtedness in accordance with the Fund's investment objective and policies may be deemed to be loans.

      The Fund will not concentrate its investments in a particular industry, as the term "concentrate" is interpreted in connection with the 1940 Act, as interpreted or modified by regulatory authority having jurisdiction, from time to time.

  ADDITIONAL RESTRICTIONS FOR IVY GLOBAL NATURAL RESOURCES FUND

            Ivy Global Natural Resources Fund has adopted the following additional restrictions, which are not fundamental and which may be changed without shareholder approval, to the extent permitted by applicable law, regulation or regulatory policy. Under these restrictions, the Fund may not:

      invest more than 15% of its net assets taken at market value at the time of investment in "illiquid securities." Illiquid securities may include securities subject to legal or contractual restrictions on resale (including private placements), repurchase agreements maturing in more than seven days, certain options traded over the counter that the Fund has purchased, securities being used to cover certain options that the Fund has written, securities for which market quotations are not readily available, or other securities which legally or inWRIICO's opinion, subject to the Board's supervision, may be deemed illiquid, but shall not include any instrument that, due to the existence of a trading market, to the Fund's compliance with certain conditions intended to provide liquidity, or to other factors, is liquid;

      purchase securities of other investment companies, except in connection with a merger, consolidation or sale of assets, and except that it may purchase shares of other investment companies subject to such restrictions as may be imposed by the 1940 Act and rules thereunder;

      purchase or sell interests in oil, gas or mineral leases (other than securities of companies that invest in or sponsor such programs);

      invest in interests in oil, gas and/or mineral exploration or development programs;

      sell securities short, except for short sales "against the box;"

      borrow money, except for temporary or emergency purposes. The Fund may not purchase securities at any time during which the value of the Fund's outstanding loans exceeds 10% of the value of the Fund's total assets;

      participate on a joint or a joint and several basis in any trading account in securities. The "bunching" of orders of the Fund and of other accounts under the investment management of the Fund's investment advisor for the sale or purchase of portfolio securities shall not be considered participation in a joint securities trading account;

      purchase securities on margin, except such short-term credits as are necessary for the clearance of transactions, but the Fund may make margin deposits in connection with transactions in options, futures and options on futures; or

      make investments in securities for the purpose of exercising control over management of the issuer.

            Under the 1940 Act, the Fund is permitted, subject to its investment restrictions, to borrow money only from banks. The Trust has no current intention of borrowing amounts in excess of 5% of the Fund's assets. The Fund will continue to interpret fundamental investment restriction (v) above to prohibit investment in real estate limited partnership interests; this restriction shall not, however, prohibit investment in readily marketable securities of companies that invest in real estate or interests therein, including real estate investment trusts.

  IVY INTERNATIONAL FUND

            The Fund's principal objective is long-term capital growth primarily through investment in equity securities. Consideration of current income is secondary to this principal objective. It is anticipated that at least 80% of the Fund's net assets will be invested in common stocks (and securities convertible into common stocks) principally traded in European, Pacific Basin and Latin American markets. Under this investment policy, at least three different countries (other than the United States) will be represented in the Fund's overall portfolio holdings. For temporary defensive purposes, the Fund may also invest in equity securities principally traded in U.S. markets.

            WRIICO invests the Fund's assets in a variety of economic sectors, industry segments and individual securities to reduce the effects of price volatility in any one area and to enable shareholders to participate in markets that do not necessarily move in concert with U.S. markets. WRIICO seeks to identify healthy foreign economies, and then searches out growing industries and corporations, focusing on companies with established records. Individual securities are selected on the basis of various indicators, such as earnings, cash flow, assets, long-term growth potential and quality of management, and are reviewed for fundamental financial strength. Companies in which investments are made will generally have at least $1 billion in capitalization and a solid history of operations.

            When economic or market conditions warrant, the Fund may invest without limit in U.S. Government securities, investment-grade debt securities (i.e., those rated Baa or higher by Moody's or BBB or higher by S&P, or if unrated, considered by WRIICO to be of comparable quality), preferred stocks, sponsored or unsponsored ADRs, GDRs, ADSs and GDSs, warrants, or cash or cash equivalents such as bank obligations (including certificates of deposit and bankers' acceptances), commercial paper, short-term notes and repurchase agreements. For temporary or emergency purposes, the Fund may borrow up to 10% of the value of its total assets from banks. The Fund may also purchase securities on a "when-issued" or firm commitment basis, and may engage in foreign currency exchange transactions and enter into forward foreign currency contracts. The Fund may also invest up to 15% of its net assets in illiquid securities.

            The Fund may purchase put and call options on securities and stock indices, provided the premium paid for such options does not exceed 5% of the Fund's net assets. The Fund may also sell covered put options with respect to up to 10% of the value of its net assets, and may write covered call options so long as not more than 25% of the Fund's net assets is subject to being purchased upon the exercise of the calls. For hedging purposes only, the Fund may engage in transactions in (and options on) stock index and foreign currency futures contracts, provided that the Fund's equivalent exposure in such contracts does not exceed 15% of its total assets.

  INVESTMENT RESTRICTIONS FOR IVY INTERNATIONAL FUND

            The Fund's investment objectives as set forth in the Prospectus under "Summary," and the investment restrictions set forth below, are fundamental policies of the Fund and may not be changed without the approval of a majority (as defined in the 1940 Act) of the outstanding voting shares of the Fund. The Fund has adopted the following fundamental investment restrictions:

      The Fund has elected to be classified as a diversified series of an open-end investment company.

      The Fund will not borrow money, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

      The Fund will not issue senior securities, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

      The Fund will not engage in the business of underwriting securities issued by others, except to the extent that the Fund may be deemed to be an underwriter in connection with the disposition of portfolio securities.

      The Fund will not purchase or sell real estate (which term does not include securities of companies that deal in real estate or mortgages or investments secured by real estate or interests therein), except that the Fund may hold and sell real estate acquired as a result of the Fund's ownership of securities.

      The Fund will not purchase physical commodities or contracts relating to physical commodities, although the Fund may invest in commodities futures contracts and options thereon to the extent permitted by the Prospectus and this SAI.

      The Fund will not make loans to other persons, except (a) loans of portfolio securities, and (b) to the extent that entry into repurchase agreements and the purchase of debt instruments or interests in indebtedness in accordance with the Fund's investment objective and policies may be deemed to be loans.

      The Fund will not concentrate its investments in a particular industry, as the term "concentrate" is interpreted in connection with the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

  ADDITIONAL RESTRICTIONS FOR IVY INTERNATIONAL FUND

            The Fund has adopted the following additional restrictions, which are not fundamental and which may be changed without shareholder approval, to the extent permitted by applicable law, regulation or regulatory policy.

  Under these restrictions, the Fund may not:

      invest in oil, gas or other mineral leases or exploration or development programs;

      invest in companies for the purpose of exercising control of management;

      invest more than 5% of its total assets in warrants, valued at the lower of cost or market, or more than 2% of its total assets in warrants, so valued, which are not listed on either the New York or American Stock Exchanges;

      borrow money, except for temporary purposes where investment transactions might advantageously require it. Any such loan may not be for a period in excess of 60 days, and the aggregate amount of all outstanding loans may not at any time exceed 10% of the value of the total assets of the Fund at the time any such loan is made;

      purchase securities on margin;

      sell securities short;

      purchase from or sell to any of its officers or trustees, or firms of which any of them are members or which they control, any securities (other than capital stock of the Fund), but such persons or firms may act as brokers for the Fund for customary commissions to the extent permitted by the 1940 Act;

      invest more than 5% of the value of its total assets in the securities of any one issuer (except obligations of domestic banks or the U.S. Government, its agencies, authorities, and instrumentalities);

      hold more than 10% of the voting securities of any one issuer (except obligations of domestic banks or the U.S. Government, its agencies, authorities and instrumentalities); or

      purchase the securities of any other open-end investment company, except as part of a plan of merger or consolidation.

            Under the Investment Company Act of 1940, the Fund is permitted, subject to its investment restrictions, to borrow money only from banks. The Trust has no current intention of borrowing amounts in excess of 5% of the Fund's assets. The Fund will continue to interpret fundamental investment restriction (v) above to prohibit investment in real estate limited partnership interests; this restriction shall not, however, prohibit investment in readily marketable securities of companies that invest in real estate or interests therein, including real estate investment trusts.

  IVY INTERNATIONAL VALUE FUND

            Ivy International Value Fund's principal investment objective is long-term capital growth primarily through investment in equity securities. Consideration of current income is secondary to this principal objective. It is anticipated that at least 80% of the Fund's net assets will be invested in common stocks (and securities convertible into common stocks) principally traded in European, Pacific Basin and Latin American markets. Under this investment policy, at least three different countries (other than the United States) will be represented in the Fund's overall portfolio holdings. For temporary defensive purposes, the Fund may also invest in equity securities principally traded in U.S. markets. WRIICO, the Fund's investment manager, invests the Fund's assets in a variety of economic sectors, industry segments and individual securities in order to reduce the effects of price volatility in any one area and to enable shareholders to participate in markets that do not necessarily move in concert with U.S. markets. WRIICO seeks to identify rapidly expanding foreign economies, and then searches out growing industries and corporations, focusing on companies with established records. Individual securities are selected based on value indicators, such as a low price-earnings ratio, and are reviewed for fundamental financial strength. Companies in which investments are made will generally have at least $1 billion in capitalization and a solid history of operations.

            When economic or market conditions warrant, the Fund may invest without limit in U.S. Government securities, investment-grade debt securities (i.e., those rated Baa or higher by Moody's or BBB or higher by S&P, or if unrated, considered by WRIICO to be of comparable quality), preferred stocks, sponsored or unsponsored ADRs, GDRs, ADSs and GDSs, warrants, or cash or cash equivalents such as bank obligations (including certificates of deposit and bankers' acceptances), commercial paper, short-term notes and repurchase agreements. For temporary or emergency purposes, the Fund may borrow up to 10% of the value of its total assets from banks. The Fund may also purchase securities on a "when-issued" or firm commitment basis, and may engage in foreign currency exchange transactions and enter into forward foreign currency contracts. The Fund may also invest in other investment companies in accordance with the provisions of the 1940 Act and up to 15% of its net assets in illiquid securities.

            The Fund may purchase put and call options on securities and stock indices, provided the premium paid for such options does not exceed 5% of the Fund's net assets. The Fund may also sell covered put options with respect to up to 10% of the value of its net assets, and may write covered call options so long as not more than 25% of the Fund's net assets are subject to being purchased upon the exercise of the calls. For hedging purposes only, the Fund may engage in transactions in (and options on) stock index and foreign currency futures contracts, provided that the Fund's equivalent exposure in such contracts does not exceed 15% of its total assets.

  INVESTMENT RESTRICTIONS FOR IVY INTERNATIONAL VALUE FUND

            Ivy International Value Fund's investment objectives as set forth in the "Summary" section of the Prospectus, together with the investment restrictions set forth below, are fundamental policies of the Fund and may not be changed without the approval of a majority of the outstanding voting shares of the Fund. The Fund has adopted the following fundamental investment restrictions:

      The Fund has elected to be classified as a diversified series of an open-end investment company.

      The Fund will not borrow money, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

      The Fund will not issue senior securities, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

      The Fund will not engage in the business of underwriting securities issued by others, except to the extent that the Fund may be deemed to be an underwriter in connection with the disposition of portfolio securities.

      The Fund will not purchase or sell real estate (which term does not include securities of companies that deal in real estate or mortgages or investments secured by real estate or interests therein), except that the Fund may hold and sell real estate acquired as a result of the Fund's ownership of securities.

      The Fund will not purchase physical commodities or contracts relating to physical commodities, although the Fund may invest in commodities futures contracts and options thereon to the extent permitted by the Prospectus and this SAI.

      The Fund will not make loans to other persons, except (a) loans of portfolio securities, and (b) to the extent that entry into repurchase agreements and the purchase of debt instruments or interests in indebtedness in accordance with the Fund's investment objective and policies may be deemed to be loans.

      The Fund will not concentrate its investments in a particular industry, as the term "concentrate" is interpreted in connection with the 1940 Act, as interpreted or modified by regulatory authority having jurisdiction, from time to time.

  ADDITIONAL RESTRICTIONS FOR IVY INTERNATIONAL VALUE FUND

            Ivy International Value Fund has adopted the following additional restrictions, which are not fundamental and which may be changed without shareholder approval, to the extent permitted by applicable law, regulation or regulatory policy.

  Under these restrictions, the Fund may not:

      invest in oil, gas or other mineral leases or exploration or development programs;

      invest in companies for the purpose of exercising control of management;

      invest more than 5% of its total assets in warrants, valued at the lower of cost or market, or more than 2% of its total assets in warrants, so valued, which are not listed on either the New York or American Stock Exchanges;

      sell securities short, except for short sales "against the box;"

      borrow amounts in excess of 10% of its total assets, taken at the lower of cost or market value, and then only from banks as a temporary measure for emergency purposes.

      purchase from or sell to any of its officers or trustees, or firms of which any of them are members or which they control, any securities (other than capital stock of the Fund), but such persons or firms may act as brokers for the Fund for customary commissions to the extent permitted by the 1940 Act;

      purchase securities on margin, except such short-term credits as are necessary for the clearance of transactions, but the Fund may make margin deposits in connection with transactions in options, futures and options on futures; or

      purchase the securities of any other open-end investment company, except as part of a plan of merger or consolidations, and except that the Fund may purchase shares of other investment companies subject to such restrictions as may be imposed by the 1940 Act and rules thereunder.

            Ivy International Value Fund will continue to interpret fundamental investment restriction (v) above to prohibit investment in real estate limited partnership interests; this restriction shall not, however, prohibit investment in readily marketable securities of companies that invest in real estate or interests therein, including real estate investment trusts.

            Under the Investment Company Act of 1940, the Fund is permitted, subject to its investment restrictions, to borrow money only from banks. The Trust has no current intention of borrowing amounts in excess of 5% of the Fund's assets.

  IVY PACIFIC OPPORTUNITIES FUND

            The Fund's principal investment objective is long-term capital growth. Consideration of current income is secondary to this principal objective. Under normal circumstances the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the equity securities (including common stock, preferred stock and securities convertible into common stock) of companies such as those whose securities are traded mainly on markets in the Pacific region, which for purposes of this SAI is defined to include Australia, Bangladesh, Brunai, China, Hong Kong, India, Indonesia, Malaysia, New Zealand, Pakistan, the Philippines, Singapore, Sri Lanka, South Korea, Taiwan, Thailand and Vietnam. Securities of Pacific region issuers include: (a) securities of companies organized under the laws of a Pacific region country or whose principal securities trading market is in the Pacific region; (b) securities that are issued or guaranteed by the government of a Pacific region country, its agencies or instrumentalities, political subdivisions or the country's central bank; (c) securities of a company, wherever organized, where at least 50% of the company's non-current assets, capitalization, gross revenue or profit in any one of the two most recent fiscal years represents (directly or indirectly through subsidiaries) assets or activities located in the Pacific region; and (d) any of the preceding types of securities in the form of depository shares.

            The Fund may participate in markets throughout the Pacific region, and it is expected that the Fund will be invested at all times in at least three Pacific region countries. Although it is permitted to, the Fund does not currently anticipate investing in Japan. As a fundamental policy, the Fund does not concentrate its investments in any particular industry.

            The Fund may invest up to 35% of its assets in investment-grade debt securities (i.e., those rated in the four highest rating categories used by Moody's or S&P of government or corporate issuers in emerging market countries, equity securities and investment-grade debt securities of issuers in developed countries (including the United States), warrants, and cash or cash equivalents, such as bank obligations (including certificates of deposit and bankers' acceptances), commercial paper, short-term notes and repurchase agreements. For temporary defensive purposes, the Fund may invest without limit in such instruments. The Fund may also invest up to 5% of its net assets in zero coupon bonds, and in debt securities rated Ba or below by Moody's or BB or below by S&P, or if unrated, are considered by WRIICO to be of comparable quality (commonly referred to as "high yield" or "junk" bonds). The Fund will not invest in debt securities rated less than C by either Moody's or S&P.

            For temporary or emergency purposes, the Fund may borrow from banks in accordance with the provisions of the 1940 Act, but may not purchase securities at any time during which the value of the Fund's outstanding loans exceeds 10% of the value of the Fund's total assets. The Fund may invest in sponsored or unsponsored American Depository Receipts ("ADRs"), Global Depository Receipts ("GDRs"), American Depository Shares ("ADSs), and Global Depository Shares ("GDSs), warrants, and securities issued on a "when-issued" or firm commitment basis, and may engage in foreign currency exchange transactions and enter into forward foreign currency contracts. The Fund may also invest in other investment companies in accordance with the provisions of the 1940 Act, and up to 15% of its net assets in illiquid securities.

            The Fund may purchase put and call options on securities and stock indices, provided the premium paid for such options does not exceed 5% of the Fund's net assets. The Fund may also sell covered put options with respect to up to 10% of the value of its net assets, and may write covered call options so long as not more than 25% of the Fund's net assets are subject to being purchased upon the exercise of the calls. The Fund may write or buy straddles or spreads. For hedging purposes only, the Fund may engage in transactions in stock index and foreign currency futures contracts, provided that the Fund's equivalent exposure in such contracts does not exceed 15% of its total assets.

  INVESTMENT RESTRICTIONS FOR IVY PACIFIC OPPORTUNITIES FUND

            Ivy Pacific Opportunities Fund's investment objectives as set forth in the "Summary" section of the Prospectus, together with the investment restrictions set forth below, are fundamental policies of the Fund and may not be changed without the approval of a majority (as defined in the 1940 Act) of the outstanding voting shares of the Fund. The Fund has adopted the following fundamental investment restrictions:

      The Fund has elected to be classified as a diversified series of an open-end investment company.

      The Fund will not borrow money, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

      The Fund will not issue senior securities, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

      The Fund will not engage in the business of underwriting securities issued by others, except to the extent that the Fund may be deemed to be an underwriter in connection with the disposition of portfolio securities.

      The Fund will not purchase or sell real estate (which term does not include securities of companies that deal in real estate or mortgages or investments secured by real estate or interests therein), except that the Fund may hold and sell real estate acquired as a result of the Fund's ownership of securities.

      The Fund will not purchase physical commodities or contracts relating to physical commodities, although the Fund may invest in commodities futures contracts and options thereon to the extent permitted by the Prospectus and this SAI.

      The Fund will not make loans to other persons, except (a) loans of portfolio securities, and (b) to the extent that entry into repurchase agreements and the purchase of debt instruments or interests in indebtedness in accordance with the Fund's investment objective and policies may be deemed to be loans.

      The Fund will not concentrate its investments in a particular industry, as the term "concentrate" is interpreted in connection with the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

  ADDITIONAL RESTRICTIONS FOR IVY PACIFIC OPPORTUNITIES FUND

            Ivy Pacific Opportunities Fund has adopted the following additional restrictions, which are not fundamental and which may be changed without shareholder approval, to the extent permitted by applicable law, regulation or regulatory policy. Under these restrictions, the Fund may not:

      invest in oil, gas or other mineral leases or exploration or development programs;

      invest in companies for the purpose of exercising control of management;

      invest more than 5% of its total assets in warrants, valued at the lower of cost or market, or more than 2% of its total assets in warrants, so valued, which are not listed on either the New York or American Stock Exchanges;

      purchase securities of other investment companies, except in connection with a merger, consolidation or sale of assets, and except that it may purchase shares of other investment companies subject to such restrictions as may be imposed by the Investment Company Act of 1940 and rules thereunder;

      invest more than 15% of its net assets taken at market value at the time of the investment in "illiquid securities." Illiquid securities may include securities subject to legal or contractual restrictions on resale (including private placements), repurchase agreements maturing in more than seven days, certain options traded over the counter that the Fund has purchased, securities being used to cover certain options that the Fund has written, securities for which market quotations are not readily available, or other securities which legally or in WRIICO's opinion, subject to the Board's supervision, may be deemed illiquid, but shall not include any instrument that, due to the existence of a trading market, to the Fund's compliance with certain conditions intended to provide liquidity, or to other factors, is liquid;

      borrow money, except for temporary purposes. The Fund may not purchase securities at any time during which the value of the Fund's outstanding loans exceeds 10% of the value of the Fund's total assets;

      purchase securities on margin, except such short-term credits as are necessary for the clearance of transactions, but the Fund may make margin deposits in connection with transactions in options, futures and options on futures;

      participate on a joint or a joint and several basis in any trading account in securities. The "bunching" of orders of the Fund and of other accounts under the investment management of the Fund's investment advisor for the sale or purchase of portfolio securities shall not be considered participation in a joint securities trading account;

      sell securities short, except for short sales "against the box"; or

      purchase from or sell to any of its officers or trustees, or firms of which any of them are members or which they control, any securities (other than capital stock of the Fund), but such persons or firms may act as brokers for the Fund for customary commissions to the extent permitted by the Investment Company Act of 1940.
      RISK CONSIDERATIONS
      EQUITY SECURITIES

                Equity securities can be issued by companies to raise cash; all equity securities represent a proportionate ownership interest in a company. As a result, the value of equity securities rises and falls with a company's success or failure. The market value of equity securities can fluctuate significantly, with smaller companies being particularly susceptible to price swings. Transaction costs in smaller company stocks may also be higher than those of larger companies.

      CONVERTIBLE SECURITIES

                The convertible securities in which each Fund may invest include corporate bonds, notes, debentures, preferred stock and other securities that may be converted or exchanged at a stated or determinable exchange ratio into underlying shares of common stock. Investments in convertible securities can provide income through interest and dividend payments as well as an opportunity for capital appreciation by virtue of their conversion or exchange features. Because convertible securities can be converted into equity securities, their values will normally vary in some proportion with those of the underlying equity securities. Convertible securities usually provide a higher yield than the underlying equity, however, so that the price decline of a convertible security may sometimes be less substantial than that of the underlying equity security. The exchange ratio for any particular convertible security may be adjusted from time to time due to stock splits, dividends, spin-offs, other corporate distributions or scheduled changes in the exchange ratio. Convertible debt securities and convertible preferred stocks, until converted, have general characteristics similar to both debt and equity securities. Although to a lesser extent than with debt securities generally, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion or exchange feature, the market value of convertible securities typically changes as the market value of the underlying common stock changes, and, therefore, also tends to follow movements in the general market for equity securities. When the market price of the underlying common stock increases, the price of a convertible security tends to rise as a reflection of the value of the underlying common stock, although typically not as much as the price of the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

                As debt securities, convertible securities are investments that provide for a stream of income. Like all debt securities, there can be no assurance of income or principal payments because the issuers of the convertible securities may default on their obligations. Convertible securities generally offer lower yields than non-convertible securities of similar quality because of their conversion or exchange features.

                Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, are senior in right of payment to all equity securities, and convertible preferred stock is senior to common stock, of the same issuer. However, convertible bonds and convertible preferred stock typically have lower coupon rates than similar non-convertible securities. Convertible securities may be issued as fixed income obligations that pay current income.

      SMALL COMPANIES

                Investing in smaller company stocks involves certain special considerations and risks that are not usually associated with investing in larger, more established companies. For example, the securities of small or new companies may be subject to more abrupt or erratic market movements because they tend to be thinly traded and are subject to a greater degree to changes in the issuer's earnings and prospects. Small companies also tend to have limited product lines, markets or financial resources. Transaction costs in smaller company stocks also may be higher than those of larger companies.

      INITIAL PUBLIC OFFERINGS

                Securities issued through an initial public offering (IPO) can experience an immediate drop in value if the demand for the securities does not continue to support the offering price. Information about the issuers of IPO securities is also difficult to acquire since they are new to the market and may not have lengthy operating histories. Some Funds may engage in short-term trading in connection with its IPO investments, which could produce higher trading costs and adverse tax consequences. The number of securities issued in an IPO is limited, so it is likely that IPO securities will represent a smaller component of a Fund's portfolio as the Fund's assets increase (and thus have a more limited effect on the Fund's performance).

      NATURAL RESOURCES AND PHYSICAL COMMODITIES

                Since Ivy Global Natural Resources Fund normally invests a substantial portion of its assets in securities of companies engaged in natural resources activities, that Fund may be subject to greater risks and market fluctuations than funds with more diversified portfolios. The value of the Fund's securities will fluctuate in response to market conditions generally, and will be particularly sensitive to the markets for those natural resources in which a particular issuer is involved. The values of natural resources may also fluctuate directly with respect to real and perceived inflationary trends and various political developments. In selecting the Fund's portfolio of investments, MFC will consider each company's ability to create new products, secure any necessary regulatory approvals, and generate sufficient customer demand. A company's failure to perform well in any one of these areas, however, could cause its stock to decline sharply.

                Natural resource industries throughout the world may be subject to greater political, environmental and other governmental regulation than many other industries. Changes in governmental policies and the need for regulatory approvals may have an adverse effect on the products and services of natural resources companies. For example, the exploration, development and distribution of coal, oil and gas in the United States are subject to significant Federal and state regulation, which may affect rates of return on such investments and the kinds of services that may be offered to companies in those industries. In addition, many natural resource companies have been subject to significant costs associated with compliance with environmental and other safety regulations. Such regulations may also hamper the development of new technologies. The direction, type or effect of any future regulations affecting natural resource industries are virtually impossible to predict.

                Ivy Global Natural Resources Fund's investments in precious metals (such as gold) and other physical commodities are considered speculative and subject to special risk considerations, including substantial price fluctuations over short periods of time. On the other hand, investments in precious metals coins or bullion could help to moderate fluctuations in the value of the Fund's portfolio, since the prices of precious metals have at times tended not to fluctuate as widely as shares of issuers engaged in the mining of precious metals. Because precious metals and other commodities do not generate investment income, however, the return on such investments will be derived solely from the appreciation and depreciation on such investments. The Fund may also incur storage and other costs relating to its investments in precious metals and other commodities, which may, under certain circumstances, exceed custodial and brokerage costs associated with investments in other types of securities. When the Fund purchases a precious metal, MFC currently intends that it will only be in a form that is readily marketable. Under current U.S. tax law, the Fund may not receive more than 10% of its yearly income from gains resulting from selling precious metals or any other physical commodity. Accordingly, the Fund may be required to hold its precious metals or sell them at a loss, or to sell its portfolio securities at a gain, when for investment reasons it would not otherwise do so.

      ADJUSTABLE RATE PREFERRED STOCKS

                Adjustable rate preferred stocks have a variable dividend, generally determined on a quarterly basis according to a formula based upon a specified premium or discount to the yield on a particular U.S. Treasury security rather than a dividend which is set for the life of the issue. Although the dividend rates on these stocks are adjusted quarterly and their market value should therefore be less sensitive to interest rate fluctuations than are other fixed income securities and preferred stocks, the market values of adjustable rate preferred stocks have fluctuated and can be expected to continue to do so in the future.

      DEBT SECURITIES

                IN GENERAL. Investment in debt securities involves both interest rate and credit risk. Generally, the value of debt instruments rises and falls inversely with fluctuations in interest rates. As interest rates decline, the value of debt securities generally increases. Conversely, rising interest rates tend to cause the value of debt securities to decrease. Bonds with longer maturities generally are more volatile than bonds with shorter maturities. The market value of debt securities also varies according to the relative financial condition of the issuer. In general, lower-quality bonds offer higher yields due to the increased risk that the issuer will be unable to meet its obligations on interest or principal payments at the time called for by the debt instrument.

                INVESTMENT-GRADE DEBT SECURITIES. Bonds rated Aaa by Moody's and AAA by S&P are judged to be of the best quality (i.e., capacity to pay interest and repay principal is extremely strong). Bonds rated Aa/AA are considered to be of high quality (i.e., capacity to pay interest and repay principal is very strong and differs from the highest rated issues only to a small degree). Bonds rated A are viewed as having many favorable investment attributes, but elements may be present that suggest a susceptibility to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories. Bonds rated Baa/BBB (considered by Moody's to be "medium grade" obligations) are considered to have an adequate capacity to pay interest and repay principal, but certain protective elements may be lacking (i.e., such bonds lack outstanding investment characteristics and have some speculative characteristics). Each Fund may invest in debt securities that are given an investment-grade rating by Moody's or S&P, and may also invest in unrated debt securities that are considered by WRIICO to be of comparable quality.

                LOW-RATED DEBT SECURITIES. Securities rated lower than Baa by Moody's or BBB by S&P, and comparable unrated securities (commonly referred to as "high yield" or "junk" bonds), including many emerging markets bonds, are considered to be predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. The lower the ratings of corporate debt securities, the more their risks render them like equity securities. Such securities carry a high degree of risk (including the possibility of default or bankruptcy of the issuers of such securities), and generally involve greater volatility of price and risk of principal and income (and may be less liquid) than securities in the higher rating categories. (See Appendix A for a more complete description of the ratings assigned by Moody's and S&P and their respective characteristics.)

                Lower rated and unrated securities are especially subject to adverse changes in general economic conditions and to changes in the financial condition of their issuers. Economic downturns may disrupt the high yield market and impair the ability of issuers to repay principal and interest. Also, an increase in interest rates would likely have an adverse impact on the value of such obligations. During an economic downturn or period of rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to service their principal and interest payment obligations. Prices and yields of high yield securities will fluctuate over time and, during periods of economic uncertainty, volatility of high yield securities may adversely affect a Fund's net asset value. In addition, investments in high yield zero coupon or pay-in-kind bonds, rather than income-bearing high yield securities, may be more speculative and may be subject to greater fluctuations in value due to changes in interest rates.

                Changes in interest rates may have a less direct or dominant impact on high yield bonds than on higher quality issues of similar maturities. However, the price of high yield bonds can change significantly or suddenly due to a host of factors including changes in interest rates, fundamental credit quality, market psychology, government regulations, U.S. economic growth and, at times, stock market activity. High yield bonds may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, a Fund may have to replace the security with a lower yielding security.

                The trading market for high yield securities may be thin to the extent that there is no established retail secondary market or because of a decline in the value of such securities. A thin trading market may limit the ability of each Fund to accurately value high yield securities in the Fund's portfolio, could adversely affect the price at which a Fund could sell such securities, and cause large fluctuations in the daily net asset value of a Fund's shares. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of low-rated debt securities, especially in a thinly traded market. When secondary markets for high yield securities become relatively less liquid, it may be more difficult to value the securities, requiring additional research and elements of judgment. These securities may also involve special registration responsibilities, liabilities and costs, and liquidity and valuation difficulties.

                Credit quality in the high yield securities market can change suddenly and unexpectedly, and even recently issued credit ratings may not fully reflect the actual risks posed by a particular high yield security. For these reasons, it is the policy of WRIICO not to rely exclusively on ratings issued by established credit rating agencies, but to supplement such ratings with its own independent and on-going review of credit quality. The achievement of each Fund's investment objectives by investment in such securities may be more dependent on WRIICO's credit analysis than is the case for higher quality bonds. Should the rating of a portfolio security be downgraded, WRIICO will determine whether it is in the best interest of each Fund to retain or dispose of such security. However, should any individual bond held by any Fund be downgraded below a rating of C, WRIICO currently intends to dispose of such bond based on then existing market conditions.

                Prices for high yield securities may be affected by legislative and regulatory developments. For example, Federal rules require savings and loan institutions to gradually reduce their holdings of this type of security. Also, Congress has from time to time considered legislation that would restrict or eliminate the corporate tax deduction for interest payments in these securities and regulate corporate restructurings. Such legislation may significantly depress the prices of outstanding securities of this type.

                U.S. GOVERNMENT SECURITIES. U.S. Government securities are obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities. Securities guaranteed by the U.S. Government include: (1) direct obligations of the U.S. Treasury (such as Treasury bills, notes, and bonds) and (2) Federal agency obligations guaranteed as to principal and interest by the U.S. Treasury (such as GNMA certificates, which are mortgage-backed securities). When such securities are held to maturity, the payment of principal and interest is unconditionally guaranteed by the U.S. Government, and thus they are of the highest possible credit quality. U.S. Government securities that are not held to maturity are subject to variations in market value due to fluctuations in interest rates.

                Mortgage-backed securities are securities representing part ownership of a pool of mortgage loans. For example, GNMA certificates are securities in which the timely payment of principal and interest is guaranteed by the full faith and credit of the U.S. Government. Although the mortgage loans in the pool will have maturities of up to 30 years, the actual average life of the loans typically will be substantially less because the mortgages will be subject to principal amortization and may be prepaid prior to maturity. Prepayment rates vary widely and may be affected by changes in market interest rates. In periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of the security. Conversely, rising interest rates tend to decrease the rate of prepayments, thereby lengthening the actual average life of the security (and increasing the security's price volatility). Accordingly, it is not possible to predict accurately the average life of a particular pool. Reinvestment of prepayment may occur at higher or lower rates than the original yield on the certificates. Due to the prepayment feature and the need to reinvest prepayments of principal at current rates, mortgage-backed securities can be less effective than typical bonds of similar maturities at "locking in" yields during periods of declining interest rates, and may involve significantly greater price and yield volatility than traditional debt securities. Such securities may appreciate or decline in market value during periods of declining or rising interest rates, respectively.

                Securities issued by U.S. Government instrumentalities and certain Federal agencies are neither direct obligations of nor guaranteed by the U.S. Treasury; however, they involve Federal sponsorship in one way or another. Some are backed by specific types of collateral, some are supported by the issuer's right to borrow from the Treasury, some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer, others are supported only by the credit of the issuing government agency or instrumentality. These agencies and instrumentalities include, but are not limited to, Federal Land Banks, Farmers Home Administration, Central Bank for Cooperatives, Federal Intermediate Credit Banks, Federal Home Loan Banks, Federal National Mortgage Association, Federal Home Loan Mortgage Association, and Student Loan Marketing Association.

                ZERO COUPON BONDS. Zero coupon bonds are debt obligations issued without any requirement for the periodic payment of interest. Zero coupon bonds are issued at a significant discount from face value. The discount approximates the total amount of interest the bonds would accrue and compound over the period until maturity at a rate of interest reflecting the market rate at the time of issuance. If a Fund holds zero coupon bonds in its portfolio, it would recognize income currently for Federal income tax purposes in the amount of the unpaid, accrued interest and generally would be required to distribute dividends representing such income to shareholders currently, even though funds representing such income would not have been received by the Fund. Cash to pay dividends representing unpaid, accrued interest may be obtained from, for example, sales proceeds of portfolio securities and Fund shares and from loan proceeds. The potential sale of portfolio securities to pay cash distributions from income earned on zero coupon bonds may result in a Fund being forced to sell portfolio securities at a time when it might otherwise choose not to sell these securities and when the Fund might incur a capital loss on such sales. Because interest on zero coupon obligations is not distributed to each Fund on a current basis, but is in effect compounded, the value of the securities of this type is subject to greater fluctuations in response to changing interest rates than the value of debt obligations which distribute income regularly.

                FIRM COMMITMENT AGREEMENTS AND "WHEN-ISSUED" SECURITIES. New issues of certain debt securities are often offered on a "when-issued" basis, meaning the payment obligation and the interest rate are fixed at the time the buyer enters into the commitment, but delivery and payment for the securities normally take place after the date of the commitment to purchase. Firm commitment agreements call for the purchase of securities at an agreed-upon price on a specified future date. Certain of the Funds use such investment techniques in order to secure what is considered to be an advantageous price and yield to a Fund and not for purposes of leveraging the Fund's assets. In either instance, a Fund will maintain in a segregated account with its Custodian, cash or liquid securities equal (on a daily marked-to-market basis) to the amount of its commitment to purchase the underlying securities.

      ILLIQUID SECURITIES

                Each Fund may purchase securities other than in the open market. While such purchases may often offer attractive opportunities for investment not otherwise available on the open market, the securities so purchased are often "restricted securities" or "not readily marketable" (i.e., they cannot be sold to the public without registration under the Securities Act of 1933, as amended (the "1933 Act"), or the availability of an exemption from registration (such as Rule 144A) or because they are subject to other legal or contractual delays in or restrictions on resale). This investment practice, therefore, could have the effect of increasing the level of illiquidity of each Fund. It is each Fund's policy that illiquid securities (including repurchase agreements of more than seven days duration, certain restricted securities, and other securities which are not readily marketable) may not constitute, at the time of purchase, more than 15% of the value of the Fund's net assets. The Trust's Board of Trustees has approved guidelines for use by WRIICO in determining whether a security is liquid and therefore not subject to the 15% limitation.

                Generally speaking, restricted securities may be sold (i) only to qualified institutional buyers; (ii) in a privately negotiated transaction to a limited number of purchasers; (iii) in limited quantities after they have been held for a specified period of time and other conditions are met pursuant to an exemption from registration; or (iv) in a public offering for which a registration statement is in effect under the 1933 Act. Issuers of restricted securities may not be subject to the disclosure and other investor protection requirements that would be applicable if their securities were publicly traded. If adverse market conditions were to develop during the period between a Fund's decision to sell a restricted or illiquid security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell. Where a registration statement is required for the resale of restricted securities, a Fund may be required to bear all or part of the registration expenses. Each Fund may be deemed to be an "underwriter" for purposes of the 1933 Act when selling restricted securities to the public and, if so, could be liable to purchasers of such securities if the registration statement prepared by the issuer is materially inaccurate or misleading.

                Since it is not possible to predict with assurance that the market for securities eligible for resale under Rule 144A will continue to be liquid, WRIICO will monitor such restricted securities subject to the supervision of the Board of Trustees. Among the factors WRIICO may consider in reaching liquidity decisions relating to Rule 144A and other illiquid securities are: (1) the frequency of trades and quotes for the security; (2) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the market for the security (i.e., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer).

      FOREIGN SECURITIES

                The securities of foreign issuers in which each Fund may invest include non-U.S. dollar-denominated debt securities, Euro dollar securities, sponsored and unsponsored American Depository Receipts ("ADRs"), Global Depository Receipts ("GDRs") and related depository instruments, American Depository Shares ("ADSs"), Global Depository Shares ("GDSs"), and debt securities issued, assumed or guaranteed by foreign governments or political subdivisions or instrumentalities thereof. Shareholders should consider carefully the substantial risks involved in investing in securities issued by companies and governments of foreign nations, which are in addition to the usual risks inherent in each Fund's domestic investments.

                Although WRIICO intends to invest each Fund's assets only in nations that are generally considered to have relatively stable and friendly governments, there is the possibility of expropriation, nationalization, repatriation or confiscatory taxation, taxation on income earned in a foreign country and other foreign taxes, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), default on foreign government securities, political or social instability or diplomatic developments which could affect investments in securities of issuers in those nations. In addition, in many countries there is less publicly available information about issuers than is available for U.S. companies. Moreover, foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to U.S. companies. In many foreign countries, there is less governmental supervision and regulation of business and industry practices, stock exchanges, brokers, and listed companies than in the United States. Foreign securities transactions may also be subject to higher brokerage costs than domestic securities transactions. The foreign securities markets of many of the countries in which each Fund may invest may also be smaller, less liquid and subject to greater price volatility than those in the United States. In addition, each Fund may encounter difficulties or be unable to pursue legal remedies and obtain judgment in foreign courts.

                Foreign bond markets have different clearance and settlement procedures and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when assets of a Fund are uninvested and no return is earned thereon. The inability of a Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Further, the inability to dispose of portfolio securities due to settlement problems could result either in losses to a Fund because of subsequent declines in the value of the portfolio security or, if the Fund has entered into a contract to sell the security, in possible liability to the purchaser. It may be more difficult for each Fund's agents to keep currently informed about corporate actions such as stock dividends or other matters that may affect the prices of portfolio securities. Communications between the United States and foreign countries may be less reliable than within the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. Moreover, individual foreign economies may differ favorably or unfavorably from the United States economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. WRIICO seeks to mitigate the risks to each Fund associated with the foregoing considerations through investment variation and continuous professional management.

      DEPOSITORY RECEIPTS

                ADRs, GDRs, ADSs, GDSs and related securities are depository instruments, the issuance of which is typically administered by a U.S. or foreign bank or trust company. These instruments evidence ownership of underlying securities issued by a U.S. or foreign corporation. ADRs are publicly traded on exchanges or over-the-counter ("OTC") in the United States. Unsponsored programs are organized independently and without the cooperation of the issuer of the underlying securities. As a result, information concerning the issuer may not be as current or as readily available as in the case of sponsored depository instruments, and their prices may be more volatile than if they were sponsored by the issuers of the underlying securities.

      EMERGING MARKETS

                Each Fund could have significant investments in securities traded in emerging markets. Investors should recognize that investing in such countries involves special considerations, in addition to those set forth above, that are not typically associated with investing in United States securities and that may affect the performance of each Fund favorably or unfavorably.

                In recent years, many emerging market countries around the world have undergone political changes that have reduced government's role in economic and personal affairs and have stimulated investment and growth. Historically, there is a strong direct correlation between economic growth and stock market returns. While this is no guarantee of future performance, WRIICO believes that investment opportunities (particularly in the energy, environmental services, natural resources, basic materials, power, telecommunications and transportation industries) may result within the evolving economies of emerging market countries from which each Fund and its shareholders will benefit.

                Investments in companies domiciled in developing countries may be subject to potentially higher risks than investments in developed countries. Such risks include (i) less social, political and economic stability; (ii) a small market for securities and/or a low or nonexistent volume of trading, which result in a lack of liquidity and in greater price volatility; (iii) certain national policies that may restrict each Fund's investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests; (iv) foreign taxation; (v) the absence of developed structures governing private or foreign investment or allowing for judicial redress for injury to private property; (vi) the absence, until relatively recently in certain Eastern European countries, of a capital market structure or market-oriented economy; (vii) the possibility that recent favorable economic developments in Eastern Europe may be slowed or reversed by unanticipated political or social events in such countries; and (viii) the possibility that currency devaluations could adversely affect the value of the investments of each Fund. Further, many emerging markets have experienced and continue to experience high rates of inflation.

                Despite the dissolution of the Soviet Union, the Communist Party may continue to exercise a significant role in certain Eastern European countries. To the extent of the Communist Party's influence, investments in such countries will involve risks of nationalization, expropriation and confiscatory taxation. The communist governments of a number of Eastern European countries expropriated large amounts of private property in the past, in many cases without adequate compensation, and there can be no assurance that such expropriation will not occur in the future. In the event of such expropriation, each Fund could lose a substantial portion of any investments it has made in the affected countries. Further, few (if any) accounting standards exist in Eastern European countries. Finally, even though certain Eastern European currencies may be convertible into U.S. dollars, the conversion rates may be artificial in relation to the actual market values and may be adverse to the net asset value of each Fund.

                Certain Eastern European countries that do not have well-established trading markets are characterized by an absence of developed legal structures governing private and foreign investments and private property. In addition, certain countries require governmental approval prior to investments by foreign persons, or limit the amount of investment by foreign persons in a particular company, or limit the investment of foreign persons to only a specific class of securities of a company that may have less advantageous terms than securities of the company available for purchase by nationals.

                Authoritarian governments in certain Eastern European countries may require that a governmental or quasi-governmental authority act as custodian of the assets of each Fund invested in such country. To the extent such governmental or quasi-governmental authorities do not satisfy the requirements of the 1940 Act, with respect to the custody of the cash and securities of each Fund, the investment of each Fund in such countries may be limited or may be required to be effected through intermediaries. The risk of loss through governmental confiscation may be increased in such countries.

      SECURITIES ISSUED IN PACIFIC REGION COUNTRIES

                Certain Pacific region countries in which Ivy Pacific Opportunities Fund is likely to invest are developing countries, and may be in the initial stages of their industrialization cycle. The economic structures of developing countries generally are less diverse and mature than in the United States, and their political systems may be relatively unstable. Historically, markets of developing countries have been more volatile than the markets of developed countries, yet such markets often have provided higher rates of return to investors.

                Investing in securities of issuers in Pacific region countries involves certain considerations not typically associated with investing in securities issued in the United States or in other developed countries, including (i) restrictions on foreign investment and on repatriation of capital invested in Asian countries, (ii) currency fluctuations, (iii) the cost of converting foreign currency into United States dollars, (iv) potential price volatility and lesser liquidity of shares traded on Pacific region securities markets and (v) political and economic risks, including the risk of nationalization or expropriation of assets and the risk of war.

                Certain Pacific region countries may be more vulnerable to the ebb and flow of international trade and to trade barriers and other protectionist or retaliatory measures. Investments in countries that have recently opened their capital markets and that appear to have relaxed their central planning requirement, as well as in countries that have privatized some of their state-owned industries, should be regarded as speculative.

                The settlement period of securities transactions in foreign markets in general may be longer than in domestic markets, and such delays may be of particular concern in developing countries. For example, the possibility of political upheaval and the dependence on foreign economic assistance may be greater in developing countries than in developed countries, either one of which may increase settlement delays.

                Securities exchanges, issuers and broker-dealers in some Pacific region countries are subject to less regulatory scrutiny than in the United States. In addition, due to the limited size of the markets for Pacific region securities, the prices for such securities may be more vulnerable to adverse publicity, investors' perceptions or traders' positions or strategies, which could cause a decrease not only in the value but also in the liquidity of a Fund's investments.

      FOREIGN SOVEREIGN DEBT OBLIGATIONS

                Investment in sovereign debt can involve a high degree of risk. The governmental entity that controls the repayment of sovereign debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of such debt. A governmental entity's willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the governmental entity's policy towards the International Monetary Fund, and the political constraints to which a governmental entity may be subject. Governmental entities may also be dependent on expected disbursements from foreign governments, multilateral agencies and others abroad to reduce principal and interest arrearages on their debt. The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on a governmental entity's implementation of economic reforms and/or economic performance and the timely service of such debtor's obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties' commitments to lend funds to the governmental entity, which may further impair such debtor's ability or willingness to service its debts in a timely manner. Consequently, governmental entities may default on their sovereign debt. Holders of sovereign debt may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. There is no bankruptcy proceeding by which sovereign debt on which governmental entities have defaulted may be collected in whole or in part.

      BRADY BONDS

                Ivy European Opportunities Fund may invest in Brady Bonds, which are securities created through the exchange of existing commercial bank loans to public and private entities in certain emerging markets for new bonds in connection with debt restructurings under a debt restructuring plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady (the "Brady Plan"). Brady Plan debt restructurings have been implemented to date in Argentina, Brazil, Bulgaria, Costa Rica, the Dominican Republic, Ecuador, Jordan, Mexico, Nigeria, Peru, the Philippines, Poland, Uruguay, and Venezuela.

                Brady Bonds have been issued only recently, and for that reason do not have a long payment history. Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (but primarily the U.S. dollar) and are actively traded in over-the-counter secondary markets. Dollar-denominated, collateralized Brady Bonds, which may be fixed-rate bonds or floating-rate bonds, are generally collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of rolling interest payments or, in the case of floating rate bonds, initially is equal to at least one year's rolling interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter.

                Brady Bonds are often viewed as having three or four valuation components: the collateralized repayment of principal at final maturity; the collateralized interest payments; the uncollateralized interest payments; and any uncollateralized repayment of principal at maturity (these uncollateralized amounts constitute the "residual risk"). In light of the residual risk of Brady Bonds and the history of defaults of countries issuing Brady Bonds, with respect to commercial bank loans by public and private entities, investments in Brady Bonds may be viewed as speculative.

      FOREIGN CURRENCIES

                Investment in foreign securities usually will involve currencies of foreign countries. Moreover, each Fund may temporarily hold funds in bank deposits in foreign currencies during the completion of investment programs and may purchase forward foreign currency contracts. Because of these factors, the value of the assets of each Fund as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and each Fund may incur costs in connection with conversions between various currencies. Although each Fund's custodian values the Fund's assets daily in terms of U.S. dollars, each Fund does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. Each Fund will do so from time to time, however, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer. Each Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward contracts to purchase or sell foreign currencies.

                Because each Fund normally will be invested in both U.S. and foreign securities markets, changes in each Fund's share price may have a low correlation with movements in U.S. markets. Each Fund's share price will reflect the movements of the different stock and bond markets in which it is invested (both U.S. and foreign), and of the currencies in which the investments are denominated. Thus, the strength or weakness of the U.S. dollar against foreign currencies may account for part of each Fund's investment performance. U.S. and foreign securities markets do not always move in step with each other, and the total returns from different markets may vary significantly. Currencies in which each Fund's assets are denominated may be devalued against the U.S. dollar, resulting in a loss to each Fund.

      FOREIGN CURRENCY EXCHANGE TRANSACTIONS

                Each Fund may enter into forward foreign currency contracts in order to protect against uncertainty in the level of future foreign exchange rates in the purchase and sale of securities. A forward contract is an obligation to purchase or sell a specific currency for an agreed price at a future date (usually less than a year), and typically is individually negotiated and privately traded by currency traders and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades. Although foreign exchange dealers do not charge a fee for commissions, they do realize a profit based on the difference between the price at which they are buying and selling various currencies. Although these contracts are intended to minimize the risk of loss due to a decline in the value of the hedged currencies, at the same time, they tend to limit any potential gain which might result should the value of such currencies increase.

                While each Fund may enter into forward contracts to reduce currency exchange risks, changes in currency exchange rates may result in poorer overall performance for each Fund than if it had not engaged in such transactions. Moreover, there may be an imperfect correlation between a Fund's portfolio holdings of securities denominated in a particular currency and forward contracts entered into by that Fund. An imperfect correlation of this type may prevent a Fund from achieving the intended hedge or expose the Fund to the risk of currency exchange loss.

                Each Fund may purchase currency forwards and combine such purchases with sufficient cash or short-term securities to create unleveraged substitutes for investments in foreign markets when deemed advantageous. Each Fund may also combine the foregoing with bond futures or interest rate futures contracts to create the economic equivalent of an unhedged foreign bond position.

                Each Fund may also cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to decline in value relative to other currencies to which that Fund has or in which the Fund expects to have portfolio exposure.

                Currency transactions are subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These can result in losses to a Fund if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transactions costs. Buyers and sellers of currency futures are subject to the same risks that apply to the use of futures generally. Further, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures is relatively new, and the ability to establish and close out positions on such options is subject to the maintenance of a liquid market which may not always be available. Currency exchange rates may fluctuate based on factors extrinsic to that country's economy.

      OTHER INVESTMENT COMPANIES

                Each Fund may invest up to 10% of its total assets in the shares of other investment companies. As a shareholder of an investment company, a Fund would bear its ratable shares of the fund's expenses (which often include an asset-based management fee). Each Fund could also lose money by investing in other investment companies, since the value of their respective investments and the income they generate will vary daily based on prevailing market conditions.

      REPURCHASE AGREEMENTS

                Repurchase agreements are contracts under which a Fund buys a money market instrument and obtains a simultaneous commitment from the seller to repurchase the instrument at a specified time and at an agreed-upon yield. Under guidelines approved by the Board, each Fund is permitted to enter into repurchase agreements only if the repurchase agreements are at least fully collateralized with U.S. Government securities or other securities that WRIICO has approved for use as collateral for repurchase agreements and the collateral must be marked-to-market daily. Each Fund will enter into repurchase agreements only with banks and broker-dealers deemed to be creditworthy by WRIICO under the above-referenced guidelines. In the unlikely event of failure of the executing bank or broker-dealer, a Fund could experience some delay in obtaining direct ownership of the underlying collateral and might incur a loss if the value of the security should decline, as well as costs in disposing of the security.

      BANKING INDUSTRY AND SAVINGS AND LOAN OBLIGATIONS

                Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank (meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument at maturity). In addition to investing in certificates of deposit and bankers' acceptances, each Fund may invest in time deposits in banks or savings and loan associations. Time deposits are generally similar to certificates of deposit, but are uncertificated. Each Fund's investments in certificates of deposit, time deposits, and bankers' acceptance are limited to obligations of (i) banks having total assets in excess of $1 billion, (ii) U.S. banks which do not meet the $1 billion asset requirement, if the principal amount of such obligation is fully insured by the Federal Deposit Insurance Corporation (the "FDIC"), (iii) savings and loan association which have total assets in excess of $1 billion and which are members of the FDIC, and (iv) foreign banks if the obligation is, in WRIICO's opinion, of an investment quality comparable to other debt securities which may be purchased by a Fund. Each Fund's investments in certificates of deposit of savings associations are limited to obligations of Federal and state-chartered institutions whose total assets exceed $1 billion and whose deposits are insured by the FDIC.

      COMMERCIAL PAPER

                Commercial paper represents short-term unsecured promissory notes issued in bearer form by bank holding companies, corporations and finance companies. Each Fund may invest in commercial paper that is rated Prime-1 by Moody's or A-1 by S&P or, if not rated by Moody's or S&P, is issued by companies having an outstanding debt issue rated Aaa or Aa by Moody's or AAA or AA by S&P.

      BORROWING

                Borrowing may exaggerate the effect on each Fund's net asset value of any increase or decrease in the value of the Fund's portfolio securities. Money borrowed will be subject to interest costs (which may include commitment fees and/or the cost of maintaining minimum average balances). Although the principal of each Fund's borrowings will be fixed, each Fund's assets may change in value during the time a borrowing is outstanding, thus increasing exposure to capital risk.

      WARRANTS

                The holder of a warrant has the right, until the warrant expires, to purchase a given number of shares of a particular issuer at a specified price. Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security. However, prices of warrants do not necessarily move in a tandem with the prices of the underlying securities, and are, therefore, considered speculative investments. Warrants pay no dividends and confer no rights other than a purchase option. Thus, if a warrant held by any Fund were not exercised by the date of its expiration, the Fund would lose the entire purchase price of the warrant.

      REAL ESTATE INVESTMENT TRUSTS (REITs)

                A REIT is a corporation, trust or association that invests in real estate mortgages or equities for the benefit of its investors. REITs are dependent upon management skill, may not be diversified and are subject to the risks of financing projects. Such entities are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the "Code"), and to maintain exemption from the 1940 Act. By investing in REITs indirectly through certain Funds, a shareholder will bear not only his or her proportionate share of the expenses of each Fund, but also, indirectly, similar expenses of the REITs.

      OPTIONS TRANSACTIONS

                IN GENERAL. A call option is a short-term contract (having a duration of less than one year) pursuant to which the purchaser, in return for the premium paid, has the right to buy the security underlying the option at the specified exercise price at any time during the term of the option. The writer of the call option, who receives the premium, has the obligation, upon exercise of the option, to deliver the underlying security against payment of the exercise price. A put option is a similar contract pursuant to which the purchaser, in return for the premium paid, has the right to sell the security underlying the option at the specified exercise price at any time during the term of the option. The writer of the put option, who receives the premium, has the obligation, upon exercise of the option, to buy the underlying security at the exercise price. The premium paid by the purchaser of an option will reflect, among other things, the relationship of the exercise price to the market price and volatility of the underlying security, the time remaining to expiration of the option, supply and demand, and interest rates.

                If the writer of a U.S. exchange-traded option wishes to terminate the obligation, the writer may effect a "closing purchase transaction." This is accomplished by buying an option of the same series as the option previously written. The effect of the purchase is that the writer's position will be canceled by the Options Clearing Corporation. However, a writer may not effect a closing purchase transaction after it has been notified of the exercise of an option. Likewise, an investor who is the holder of an option may liquidate his or her position by effecting a "closing sale transaction." This is accomplished by selling an option of the same series as the option previously purchased. There is no guarantee that either a closing purchase or a closing sale transaction can be effected at any particular time or at any acceptable price. If any call or put option is not exercised or sold, it will become worthless on its expiration date. Closing purchase transactions are not available for OTC transactions. In order to terminate an obligations in an OTC transaction, a Fund would need to negotiate directly with the counterparty.

                Each Fund will realize a gain (or a loss) on a closing purchase transaction with respect to a call or a put previously written by that Fund if the premium, plus commission costs, paid by the Fund to purchase the call or the put is less (or greater) than the premium, less commission costs, received by the Fund on the sale of the call or the put. A gain also will be realized if a call or a put that a Fund has written lapses unexercised, because the Fund would retain the premium. Any such gains (or losses) are considered short-term capital gains (or losses) for Federal income tax purposes. Net short-term capital gains, when distributed by each Fund, are taxable as ordinary income. See "Taxation."

                Each Fund will realize a gain (or a loss) on a closing sale transaction with respect to a call or a put previously purchased by that Fund if the premium, less commission costs, received by the Fund on the sale of the call or the put is greater (or less) than the premium, plus commission costs, paid by the Fund to purchase the call or the put. If a put or a call expires unexercised, it will become worthless on the expiration date, and the Fund will realize a loss in the amount of the premium paid, plus commission costs. Any such gain or loss will be long-term or short-term gain or loss, depending upon the Fund's holding period for the option.

                Exchange-traded options generally have standardized terms and are issued by a regulated clearing organization (such as the Options Clearing Corporation), which, in effect, guarantees the completion of every exchange-traded option transaction. In contrast, the terms of OTC options are negotiated by each Fund and its counterparty (usually a securities dealer or a financial institution) with no clearing organization guarantee. When a Fund purchases an OTC option, it relies on the party from whom it has purchased the option (the "counterparty") to make delivery of the instrument underlying the option. If the counterparty fails to do so, the Fund will lose any premium paid for the option, as well as any expected benefit of the transaction. Accordingly, WRIICO will assess the creditworthiness of each counterparty to determine the likelihood that the terms of the OTC option will be satisfied.

                WRITING OPTIONS ON INDIVIDUAL SECURITIES. Each Fund may write (sell) covered call options on each Fund's securities in an attempt to realize a greater current return than would be realized on the securities alone. Each Fund may also write covered call options to hedge a possible stock or bond market decline (only to the extent of the premium paid to the Fund for the options). In view of the investment objectives of each Fund, each Fund generally would write call options only in circumstances where the investment advisor to the Fund does not anticipate significant appreciation of the underlying security in the near future or has otherwise determined to dispose of the security.

                A "covered" call option means generally that so long as a Fund is obligated as the writer of a call option, that Fund will (i) own the underlying securities subject to the option, or (ii) have the right to acquire the underlying securities through immediate conversion or exchange of convertible preferred stocks or convertible debt securities owned by the Fund. Although a Fund receives premium income from these activities, any appreciation realized on an underlying security will be limited by the terms of the call option. Each Fund may purchase call options on individual securities only to effect a "closing purchase transaction."

                As the writer of a call option, a Fund receives a premium for undertaking the obligation to sell the underlying security at a fixed price during the option period, if the option is exercised. So long as a Fund remains obligated as a writer of a call option, it forgoes the opportunity to profit from increases in the market price of the underlying security above the exercise price of the option, except insofar as the premium represents such a profit (and retains the risk of loss should the value of the underlying security decline).

                PURCHASING OPTIONS ON INDIVIDUAL SECURITIES. Each Fund may purchase a put option on an underlying security owned by that Fund as a defensive technique in order to protect against an anticipated decline in the value of the security. Each Fund, as the holder of the put option, may sell the underlying security at the exercise price regardless of any decline in its market price. In order for a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs that a Fund must pay. These costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. The premium paid for the put option would reduce any capital gain otherwise available for distribution when the security is eventually sold. The purchase of put options will not be used by any Fund for leverage purposes.

                Each Fund may also purchase a put option on an underlying security that it owns and at the same time write a call option on the same security with the same exercise price and expiration date. Depending on whether the underlying security appreciates or depreciates in value, the Fund would sell the underlying security for the exercise price either upon exercise of the call option written by it or by exercising the put option held by it. A Fund would enter into such transactions in order to profit from the difference between the premium received by the Fund for the writing of the call option and the premium paid by the Fund for the purchase of the put option, thereby increasing the Fund's current return. Each Fund may write (sell) put options on individual securities only to effect a "closing sale transaction."

                RISKS OF OPTIONS TRANSACTIONS. The purchase and writing of options involves certain risks. During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying securities above the exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying security decline. The writer of a U.S. option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying securities (or cash in the case of an index option) at the exercise price. If a put or call option purchased by a Fund is not sold when it has remaining value, and if the market price of the underlying security (or index), in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, the Fund will lose its entire investment in the option. Also, where a put or call option on a particular security (or index) is purchased to hedge against price movements in a related security (or securities), the price of the put or call option may move more or less than the price of the related security (or securities). In this regard, there are differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objective.

                There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position. Furthermore, if trading restrictions or suspensions are imposed on the options markets, a Fund may be unable to close out a position. Finally, trading could be interrupted, for example, because of supply and demand imbalances arising from a lack of either buyers or sellers, or the options exchange could suspend trading after the price has risen or fallen more than the maximum amount specified by the exchange. Closing transactions can be made for OTC options only by negotiating directly with the counterparty or by a transaction in the secondary market, if any such market exists. Transfer of an OTC option is usually prohibited absent the consent of the original counterparty. There is no assurance that a Fund will be able to close out an OTC option position at a favorable price prior to its expiration. An OTC counterparty may fail to deliver or to pay, as the case may be. In the event of insolvency of the counterparty, a Fund might be unable to close out an OTC option position at any time prior to its expiration. Although a Fund may be able to offset to some extent any adverse effects of being unable to liquidate an option position, a Fund may experience losses in some cases as a result of such inability.

                When conducted outside the U.S., options transactions may not be regulated as rigorously as in the U.S., may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities, currencies and other instruments. The value of such positions also could be adversely affected by: (i) other complex foreign political, legal and economic factors, (ii) lesser availability than in the U.S. of data on which to make trading decisions, (iii) delays in each Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the U.S., (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the U.S., and (v) lower trading volume and liquidity.

                A Fund's options activities also may have an impact upon the level of its portfolio turnover and brokerage commissions. See "Portfolio Turnover."

                A Fund's success in using options techniques depends, among other things, on WRIICO's ability to predict accurately the direction and volatility of price movements in the options and securities markets, and to select the proper type, timing of use and duration of options.

      FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

                IN GENERAL. Each Fund may enter into futures contracts and options on futures contracts for hedging purposes. A futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a commodity at a specified price and time. When a purchase or sale of a futures contract is made by a Fund, that Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of cash or liquid securities ("initial margin"). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract which is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied. A futures contract held by a Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking to market." Variation margin does not represent a borrowing or loan by a Fund but is instead a settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing daily net asset value, each Fund will mark-to-market its open futures position.

                Each Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by the Fund.

                Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery of offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month). If an offsetting purchase price is less than the original sale price, each Fund generally realizes a capital gain, or if it is more, the Fund generally realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, each Fund generally realizes a capital gain, or if it is less, the Fund generally realizes a capital loss. The transaction costs must also be included in these calculations.

                When purchasing a futures contract, each Fund will maintain with its Custodian (and mark-to-market on a daily basis) cash or liquid securities that, when added to the amounts deposited with a futures commission merchant ("FCM") as margin, are equal to the market value of the futures contract. Alternatively, each Fund may "cover" its position by purchasing a put option on the same futures contract with a strike price as high as or higher than the price of the contract held by the Fund, or, if lower, may cover the difference with cash or short-term securities.

                When selling a futures contract, each Fund will maintain with its Custodian in a segregated account (and mark-to-market on a daily basis) cash or liquid securities that, when added to the amounts deposited with an FCM as margin, are equal to the market value of the instruments underlying the contract. Alternatively, each Fund may "cover" its position by owning the instruments underlying the contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or by holding a call option permitting the Fund to purchase the same futures contract at a price no higher than the price of the contract written by the Fund (or at a higher price if the difference is maintained in liquid assets with the Fund's custodian).

                When selling a call option on a futures contract, each Fund will maintain with its Custodian in a segregated account (and mark-to-market on a daily basis) cash or liquid securities that, when added to the amounts deposited with an FCM as margin, equal the total market value of the futures contract underlying the call option. Alternatively, a Fund may cover its position by entering into a long position in the same futures contract at a price no higher than the strike price of the call option, by owning the instruments underlying the futures contract, or by holding a separate call option permitting the Fund to purchase the same futures contract at a price not higher than the strike price of the call option sold by the Fund, or covering the difference if the price is higher.

                When selling a put option on a futures contract, each Fund will maintain with its Custodian (and mark-to-market on a daily basis) cash or liquid securities that equal the purchase price of the futures contract less any margin on deposit. Alternatively, a Fund may cover the position either by entering into a short position in the same futures contract, or by owning a separate put option permitting it to sell the same futures contract so long as the strike price of the purchased put option is the same or higher than the strike price of the put option sold by the Fund, or, if lower, the Fund may hold securities to cover the difference.

                FOREIGN CURRENCY FUTURES CONTRACTS AND RELATED OPTIONS. Each Fund may engage in foreign currency futures contracts and related options transactions for hedging purposes. A foreign currency futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a foreign currency at a specified price and time.

                An option on a foreign currency futures contract gives the holder the right, in return for the premium paid, to assume a long position (call) or short position (put) in a futures contract at a specified exercise price at any time during the period of the option. Upon the exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true.

                Each Fund may purchase call and put options on foreign currencies as a hedge against changes in the value of the U.S. dollar (or another currency) in relation to a foreign currency in which portfolio securities of the Fund may be denominated. A call option on a foreign currency gives the buyer the right to buy, and a put option the right to sell, a certain amount of foreign currency at a specified price during a fixed period of time. Each Fund may invest in options on foreign currency which are either listed on a domestic securities exchange or traded on a recognized foreign exchange.

                In those situations where foreign currency options may not be readily purchased (or where such options may be deemed illiquid) in the currency in which the hedge is desired, the hedge may be obtained by purchasing an option on a "surrogate" currency, i.e., a currency where there is tangible evidence of a direct correlation in the trading value of the two currencies. A surrogate currency's exchange rate movements parallel that of the primary currency. Surrogate currencies are used to hedge an illiquid currency risk, when no liquid hedge instruments exist in world currency markets for the primary currency.

                Each Fund will only enter into futures contracts and futures options which are standardized and traded on a U.S. or foreign exchange, board of trade, or similar entity or quoted on an automated quotation system. Each Fund will not enter into a futures contract or purchase an option thereon if, immediately thereafter, the aggregate initial margin deposits for futures contracts held by the Fund plus premiums paid by it for open futures option positions, less the amount by which any such positions are "in-the-money," would exceed 5% of the liquidation value of the Fund's portfolio (or the Fund's net asset value), after taking into account unrealized profits and unrealized losses on any such contracts the Fund has entered into. A call option is "in-the-money" if the value of the futures contract that is the subject of the option exceeds the exercise price. A put option is "in-the-money" if the exercise price exceeds the value of the futures contract that is the subject of the option. For additional information about margin deposits required with respect to futures contracts and options thereon, see "Futures Contracts and Options on Futures Contracts."

                RISKS ASSOCIATED WITH FUTURES AND RELATED OPTIONS. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in a Fund's portfolio securities being hedged. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures and futures options on securities, including technical influences in futures trading and futures options, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities, and creditworthiness of issuers. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.

                Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

                There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures or a futures option position, and the Fund would remain obligated to meet margin requirements until the position is closed. In addition, there can be no assurance that an active secondary market will continue to exist.

                Currency futures contracts and options thereon may be traded on foreign exchanges. Such transactions may not be regulated as effectively as similar transactions in the United States; may not involve a clearing mechanism and related guarantees; and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. The value of such position also could be adversely affected by (i) other complex foreign political, legal and economic factors, (ii) lesser availability than in the United States of data on which to make trading decisions, (iii) delays in a Fund's ability to act upon economic events occurring in foreign markets during non business hours in the United States, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (v) lesser trading volume.

      SECURITIES INDEX FUTURES CONTRACTS

                Each Fund (except Ivy Global Natural Resources Fund) may enter into securities index futures contracts as an efficient means of regulating the Fund's exposure to the equity markets. Each Fund will not engage in transactions in futures contracts for speculation, but only as a hedge against changes resulting from market conditions in the values of securities held in the Fund's portfolio or which it intends to purchase. An index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made. Entering into a contract to buy units of an index is commonly referred to as purchasing a contract or holding a long position in the index. Entering into a contract to sell units of an index is commonly referred to as selling a contract or holding a short position. The value of a unit is the current value of the stock index. For example, the S&P 500 Index is composed of 500 selected common stocks, most of which are listed on the New York Stock Exchange (the "Exchange"). The S&P 500 Index assigns relative weightings to the 500 common stocks included in the Index, and the Index fluctuates with changes in the market values of the shares of those common stocks. In the case of the S&P 500 Index, contracts are to buy or sell 500 units. Thus, if the value of the S&P 500 Index were $150, one contract would be worth $75,000 (500 units x $150). The index futures contract specifies that no delivery of the actual securities making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the stock index at the expiration of the contract. For example, if a Fund enters into a futures contract to buy 500 units of the S&P 500 Index at a specified future date at a contract price of $150 and the S&P 500 Index is at $154 on that future date, the Fund will gain $2,000 (500 units x gain of $4). If a Fund enters into a futures contract to sell 500 units of the stock index at a specified future date at a contract price of $150 and the S&P 500 Index is at $154 on that future date, the Fund will lose $2,000 (500 units x loss of $4).

                Each Fund's success in using hedging techniques depends, among other things, on WRIICO's ability to predict correctly the direction and volatility of price movements in the futures and options markets as well as in the securities markets and to select the proper type, time and duration of hedges. The skills necessary for successful use of hedges are different from those used in the selection of individual stocks.

                Each Fund's ability to hedge effectively all or a portion of its securities through transactions in index futures (and therefore the extent of its gain or loss on such transactions) depends on the degree to which price movements in the underlying index correlate with price movements in the Fund's securities. Inasmuch as such securities will not duplicate the components of an index, the correlation probably will not be perfect. Consequently, each Fund will bear the risk that the prices of the securities being hedged will not move in the same amount as the hedging instrument. This risk will increase as the composition of the Fund's portfolio diverges from the composition of the hedging instrument.

                Although each Fund intends to establish positions in these instruments only when there appears to be an active market, there is no assurance that a liquid market will exist at a time when a Fund seeks to close a particular option or futures position. Trading could be interrupted, for example, because of supply and demand imbalances arising from a lack of either buyers or sellers. In addition, the futures exchanges may suspend trading after the price has risen or fallen more than the maximum amount specified by the exchange. In some cases, a Fund may experience losses as a result of its inability to close out a position, and it may have to liquidate other investments to meet its cash needs.

                Although some index futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month). If an offsetting purchase price is less than the original sale price, a Fund generally realizes a capital gain, or if it is more, the Fund generally realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, a Fund generally realizes a capital gain, or if it is less, the Fund generally realizes a capital loss. The transaction costs must also be included in these calculations.

                Each Fund will only enter into index futures contracts or futures options that are standardized and traded on a U.S. or foreign exchange or board of trade, or similar entity, or quoted on an automated quotation system. Each Fund will use futures contracts and related options only for "bona fide hedging" purposes, as such term is defined in applicable regulations of the CFTC.

                When purchasing an index futures contract, each Fund will maintain with its Custodian (and mark-to-market on a daily basis) cash or liquid securities that, when added to the amounts deposited with an FCM as margin, are equal to the market value of the futures contract. Alternatively, a Fund may "cover" its position by purchasing a put option on the same futures contract with a strike price as high as or higher than the price of the contract held by the Fund.

                When selling an index futures contract, each Fund will maintain with its Custodian (and mark-to-market on a daily basis) cash or liquid securities that, when added to the amounts deposited with an FCM as margin, are equal to the market value of the instruments underlying the contract. Alternatively, a Fund may "cover" its position by owning the instruments underlying the contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or by holding a call option permitting the Fund to purchase the same futures contract at a price no higher than the price of the contract written by the Fund (or at a higher price if the difference is maintained in cash or liquid assets in a segregated account with the Fund's custodian).

      COMBINED TRANSACTIONS

                Each Fund may enter into multiple transactions, including multiple options transactions, multiple futures transactions and multiple currency transactions (including forward currency contracts) and some combination of futures, options, and currency transactions ("component" transactions), instead of a single transaction, as part of a single or combined strategy when, in the opinion of WRIICO, it is in the best interests of the Fund to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions are normally entered into based on WRIICO's judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the management objective.

      LENDING OF PORTFOLIO SECURITIES

                To enhance the return on its portfolio, each Fund may enter into a securities lending program that is operated by a securities lending agent. Under the program, a Fund may lend securities in its portfolio (subject to a limit of 33 1/3% of the Fund's total assets) to certain securities firms and financial institutions, provided that each loan is secured by collateral having a market value at least equal to 100% of the market value of the loaned securities, either in the form of cash (including U.S. dollar and non-U.S. dollar currency) or securities issued or fully guaranteed by the United States government or any agency or instrumentality thereof. Pursuant to an agreement with the Fund, the lending agent will indemnify the Fund against borrower default. Each loan is terminable on demand, and the Fund will receive any interest or dividends paid on the loaned securities. The Fund may use or invest any cash collateral at its own risk and for its own benefit. The Fund will pay the borrower a predetermined fee or rebate for each loan of securities. Under the program, the Fund may terminate a loan at any time in order to exercise voting rights with respect to a material event affecting the issuer of loaned securities. The risks in lending portfolio securities, as with other extensions of credit, consist of, among other things, the possibility of loss to the Fund due to: (i) the delay or default by a borrower of its obligation to return the loaned securities or (ii) a loss of rights in the collateral should a borrower fail financially.

      PORTFOLIO TURNOVER

      Each Fund purchases securities that are believed by WRIICO to have above average potential for capital appreciation. Securities are disposed of in situations where it is believed that potential for such appreciation has lessened or that other securities have a greater potential. Therefore, each Fund may purchase and sell securities without regard to the length of time the security is to be, or has been, held. A change in securities held by a Fund is known as "portfolio turnover" and may involve the payment by the Fund of dealer markup or underwriting commission and other transaction costs on the sale of securities, as well as on the reinvestment of the proceeds in other securities. Each Fund's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the most recently completed fiscal year by the monthly average of the value of the portfolio securities owned by the Fund during that year. For purposes of determining each Fund's portfolio turnover rate, all securities whose maturities at the time of acquisition were one year or less are excluded. The portfolio turnover rate for Ivy Cundill Value Fund was significantly higher in 2002 than it was in 2001 because of the increase in portfolio trading activity due to the decrease in assets (caused by increased redemption activity). A high turnover rate will increase transaction costs and commission costs that will be borne by the Fund and could generate taxable income or loss to the shareholder.

                The portfolio turnover rates for the fiscal years ending December 2001 and December 2002 were:

	2001	2002
Ivy Cundill Global Value Fund	57%	122%
Ivy European Opportunities Fund	66%	69%
Ivy Global Natural Resources Fund	169%	67%
Ivy International Fund	43%	34%
Ivy International Value Fund	39%	48%
Ivy Pacific Opportunities Fund	82%	16%

      TRUSTEES AND OFFICERS

                The Board of Trustees (the "Board") is responsible for the overall management of each Fund, including general supervision and review of the Fund's investment activities. The Board, in turn, elects the officers who are responsible for administering each Fund's day-to-day operations.

                The address for each Trustee and Executive Officer in the following tables is 6300 Lamar Avenue, P.O. Box 29217, Shawnee Mission, Kansas 66201-9217. Each Trustee and Officer serves an indefinite term, until he or she dies, resigns or becomes disqualified. The non-Independent Trustees (as defined below) and Executive Officers of the Trust and their principal occupations during the past five years are:

Name and Age	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Total Number of Funds Overseen	Other Directorships Held
Keith A. Tucker* (58)	Trustee and Chairman	Trustee since December 16, 2002	Chairman of the Board, Director and CEO of Waddell & Reed Financial, Inc. (Waddell & Reed); Chairman of the Board of Waddell & Reed, Inc. ("WRI") (underwriter); Chairman of the Board and Director of Waddell & Reed Investment Management Co. ("WRIMCO"); Chairman of the Board and Director of Waddell & Reed Services Co.; President and CEO of Waddell & Reed Financial Services, Inc.; Chairman of the Board of Waddell & Reed Development, Inc.; Chairman of the Board of Waddell & Reed Distributors, Inc.	63	Chairman of the Board and Director of Waddell & Reed Advisors Funds (20 portfolios overseen); Chairman of the Board and Director of W&R Funds, Inc. (12 portfolios overseen); Chairman of the Board and Director of W&R Target Funds, Inc. (12 portfolios overseen); Chairman of the Board and Director of Waddell & Reed InvestEd Portfolios, Inc. (3 portfolios overseen).
Henry J. Herrmann* (60)	Trustee and President	Trustee since December 16, 2002	Chairman of the Board, CEO and President of WRIICO and IAC; President, Chief Investment Officer and Director of Waddell & Reed; President and CEO of WRIMCO; Chief Investment Officer of WRIMCO; Chief Investment Officer of Waddell & Reed Financial Services, Inc.; Executive Vice President of Waddell & Reed Financial Services, Inc.; President and Chief Executive Officer of Waddell & Reed Ivy Investment Company ("WRIICO"); formerly, Chairman of the Board of Austin, Calvert & Flavin, Inc.	63	Chairman of the Board and Director, Ivy Services Inc. ("ISI"); Director of WRI; Director of Waddell & Reed Development, Inc.; Director of Waddell & Reed Services Co.; Director of Austin Calvert & Flavin, Inc.; Director and President of Waddell & Reed Advisors Funds (20 portfolios overseen); Director and President of W&R Funds, Inc. (12 portfolios overseen); Director and President of W&R Target Funds, Inc. (12 portfolios overseen); Director and President of Waddell & Reed InvestEd Portfolios, Inc. (3 portfolios overseen).
Kristen A. Richards (35)	Secretary and Vice President	Appointed December 17, 2002	Vice President, Associate General Counsel and Chief Compliance Officer of WRIICO and WRIMCO; Vice President, Secretary and Associate General Counsel of each of the Waddell & Reed Advisors Funds, W&R Funds, Inc., W&R Target Funds, Inc. and W&R InvestEd Portfolios, Inc.; formerly Assistant Secretary of each of those funds; formerly, Compliance Officer of WRIMCO	63	None.
Ted Howard (60)	Treasurer	Appointed March 31, 2003	Senior Vice President of Waddell & Reed Services Company ("WRSCO"); Vice President, Treasurer, Principal Accounting Officer and Principal Financial Officer of each of the Waddell & Reed Advisors Funds, W&R Funds, Inc., W&R Target Funds, Inc. and W&R InvestEd Portfolios, Inc.	63	None.

                The Trustees who are not "interested persons" of the Trust within the meaning of Section 2(a)(19) of the 1940 Act ("Independent Trustees"), their business addresses and principal occupations during the past five years are:

Name and Age	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Total Number of Funds Overseen	Other Directorships Held
Jarold W. Boettcher (62)	Trustee	Trustee since December 16, 2002	President of Boettcher Enterprises, Inc. (agriculture products and services) since 1979; President of Boettcher Supply, Inc. (electrical and plumbing supplies distributor) since 1979; President of Boettcher Aerial, Inc. (Aerial Ag Applicator) since 1983	15	Director of Guaranty State Bank & Trust Co.; Director of Guaranty, Inc.
James D. Gressett (52)	Trustee	Trustee since December 16, 2002	CEO of PacPizza, Inc. (Pizza Hut franchise) since 2000; Secretary of Street Homes, LLP (homebuilding company) since 2001; President of Alien, Inc. (real estate development), 1997 to 2001	15	Director of Collins Financial Services, a debt recovery company
Joseph Harroz, Jr. (36)	Trustee	Trustee since December 16, 2002	General Counsel, University of Oklahoma, Cameron University and Rogers State University; University-wide Vice President of the University of Oklahoma since 1994; Adjunct Professor of Law, University of Oklahoma College of Law; Managing Member, Harroz Investment, LLC (commercial real estate), since 1998; Managing Member, JHJ Investments, LLC (commercial real estate) since 2002	63	Co-Lead Independent Director of Waddell & Reed Advisors Funds (20 portfolios overseen); Co-Lead Independent Director of W&R Target Funds, Inc. (12 portfolios overseen); Co-Lead Independent Director of W&R Funds, Inc. (12 portfolios overseen); Co-Lead Independent Director of Waddell & Reed InvestEd Portfolios, Inc. (3 portfolios overseen)
Glendon E. Johnson, Jr. (51)	Trustee	Trustee since December 16, 2002	Of Counsel, Lee & Smith, PC (law firm) since 1996; Member/Manager, Castle Valley Ranches, LLC (ranching) since 1995	15	None
Eleanor B. Schwartz (66)	Trustee	Trustee since December 16, 2002	Professor of Business Administration, University of Missouri Kansas City since 1980; Chancellor of University of Missouri Kansas City, 1991-1999	63	Director of Waddell & Reed Advisors Funds (20 portfolios overseen); Director of W&R Target Funds, Inc. (12 portfolios overseen); Director of W&R Funds, Inc. (12 portfolios overseen); Director of Waddell & Reed InvestEd Portfolios, Inc. (3 portfolios overseen)
Michael G. Smith (58)	Trustee	Trustee since December 16, 2002	Retired; formerly, Managing Director Institutional Sales, Merrill Lynch, 1983-1999	15	Director, Executive Board, Cox Business School, Southern Methodist University (since 1998); Director, Northwestern Mutual Life Series Funds & Mason Street Advisors Funds (since February, 2003). (29 portfolios overseen)
Edward M. Tighe (60)	Trustee	3 years	Chairman, CEO and Director of JBE Technology Group, Inc. (telecommunications and computer network consulting); CEO and Director of Asgard Holding, LLC. (computer network and security services); President of Global Mutual Fund Services.; President and CEO of Global Technology.	15	Director of Hansberger Institutional Funds (2 portfolios overseen)

                The Board has an Audit Committee, an Executive Committee, a Valuation Committee, and a Governance Committee. The function of the Audit Committee is to assist the Board in fulfilling its responsibilities to shareholders of the Fund relating to accounting and reporting, internal controls and the adequacy of auditing relative thereto. As of December 17, 2002, the Audit Committee consists of Michael G. Smith, Jarold W. Boettcher and Glendon E. Johnson, Jr. During the last year, the Audit Committee held 4 meetings.

                The function of the Executive Committee is to act as necessary on behalf of the full Board. When the Board is not in session, the Executive Committee has and may exercise any or all of the powers of the Board in the management of the business and affairs of the Fund except the power to increase or decrease the size of, or fill vacancies on the Board, and except as otherwise prohibited by law. As of December 17, 2002, the Executive Committee consists of Keith A. Tucker, Henry J. Herrmann and Edward M. Tighe. During the last fiscal year, Executive Committee did not meet.

                The function of the Valuation Committee is to consider the valuation of portfolio securities which may be difficult to price. As of December 17, 2002, the Valuation Committee consists of Keith A Tucker and Henry J. Herrmann. During the last fiscal year, the Valuation Committee met 4 times.

                The function of the Governance Committee is to consider the responsibilities and actions of the Board of Trustees. As of December 17, 2002, the Governance Committee consists of Joseph Harroz, Jr., Eleanor B. Schwartz and James D. Gressett. During the last fiscal year, the Governance Committee held 4 meetings.

      COMPENSATION TABLE

      IVY FUND

      (FISCAL YEAR ENDED DECEMBER 31, 2002)

NAME, POSITION	AGGREGATE COMPENSATION FROM TRUST	PENSION OR RETIREMENT BENEFITS ACCRUED AS PART OF FUND EXPENSES	ESTIMATED ANNUAL BENEFITS UPON RETIREMENT	TOTAL COMPENSATION FROM TRUST AND FUND COMPLEX PAID TO TRUSTEES*
John S. Anderegg, Jr. (Trustee through December 16, 2002)	$23,000	N/A	N/A	$23,000
Jarold W. Boettcher (Trustee)	$0	N/A	N/A	$0
Stanley Channick (Trustee through December 16, 2002)	$24,000	N/A	N/A	$24,000
Roy J. Glauber (Trustee through December 16, 2002)	$24,000	N/A	N/A	$24,000
James D. Gressett (Trustee)	$0	N/A	N/A	$0
Joseph Harroz, Jr. (Trustee)	$0	N/A	N/A	$0
Henry J. Herrmann (Trustee and President)	$0	N/A	N/A	$0
Glendon E. Johnson, Jr. (Trustee)	$0	N/A	N/A	$0
Joseph G. Rosenthal (Trustee through December 16, 2002)	$24,000	N/A	N/A	$24,000
Eleanor B. Schwartz (Trustee)	$0	N/A	N/A	$0
Richard N. Silverman (Trustee through December 16, 2002)	$24,000	N/A	N/A	$24,000
Michael G. Smith (Trustee)	$0	N/A	N/A	$0
J. Brendan Swan (Trustee through December 16, 2002)	$24,000	N/A	N/A	$24,000
Edward M. Tighe (Trustee)	$24,000	N/A	N/A	$24,000
Keith A. Tucker (Trustee and Chairman)	$0	N/A	N/A	$0

      * The Fund complex consists of Ivy Fund.

                As of December 31, 2002, the Officers and Trustees of the Trust as a group owned beneficially or of record less than 1% of the outstanding Class A, Class B, Class C, Class I and Advisor Class shares of each of the seven Ivy funds that are a series of the Trust and included in this SAI, except that the Officers and Trustees of the Trust as a group owned 1.97%, 4.34%, 18.71% and 8.87% of Ivy Cundill Global Value Fund. The other eight series of the trust are included in a separate document.

                The following table sets forth the dollar range of shares of the Fund held directly or indirectly by the Trustees:

Name of Trustee	Dollar Range of Shares in Ivy Cundill Global Value Fund	Dollar Range of Shares in Ivy European Opportunities Fund	Dollar Range of Shares in Ivy Global Natural Resources Fund	Dollar Range of Shares in Ivy International Fund
Jarold W. Boettcher	$ -	$ -	$ -	$ -
James D. Gressett	-	-	-	-
Joseph Harroz, Jr.	-	-	-	-
Henry J. Herrmann	-	-	-	-
Glendon E. Johnson, Jr.	-	-	-	-
Eleanor B. Schwartz	-	-	-	-
Michael G. Smith	-	-	-	-
Edward M. Tighe	-	-	-	-
Keith A. Tucker	-	-	-	-
Name of Trustee	Dollar Range of Shares in Ivy International Value Fund	Dollar Range of Shares in Ivy Pacific Opportunities Fund	Aggregate Dollar Range of Shares in all Funds Overseen by the Trustee in the Ivy Fund Family
Jarold W. Boettcher	$ -	$ -	$ -
James D. Gressett	-	-	-
Joseph Harroz, Jr.	-	-	-
Henry J. Herrmann	-	-	-
Glendon E. Johnson, Jr.	-	-	-
Eleanor B. Schwartz	-	-	-
Michael G. Smith	-	-	-
Edward M. Tighe	-	-	$10,001 - $50,000
Keith A. Tucker	-	-	-

                PERSONAL INVESTMENTS BY EMPLOYEES OF WRIICO, IFDI, HENDERSON, MFC AND THE TRUST. WRIICO, IFDI and the Trust have adopted a Code of Ethics and Business Conduct Policy, MFC has adopted a Business Conduct Policy for Officers, Directors and Access Persons and Henderson has incorporated a code of ethics into its Compliance and Procedures Manual (the "Codes of Ethics") which are each designed to identify and address certain conflicts of interest between personal investment activities and the interests of investment advisory clients such as each Fund, in compliance with Rule 17j-1 under the 1940 Act. The Codes of Ethics permit personnel of WRIICO, IFDI, Henderson, MFC and the Trust subject to the Codes of Ethics to engage in personal securities transactions, including with respect to securities held by one or more Funds, subject to certain requirements and restrictions.

      PRINCIPAL HOLDERS OF SECURITIES
      SHARE OWNERSHIP

                To the knowledge of the Trust as of _______________, 2003, no shareholder owned beneficially or of record 5% or more of any Fund's outstanding shares of any class, with the following exceptions:

      [INSERT 5% SHAREHOLDERS]

      INVESTMENT ADVISORY AND OTHER SERVICES

      BUSINESS MANAGEMENT AND INVESTMENT ADVISORY SERVICES

                Waddell & Reed Ivy Investment Company ("WRIICO"), 6300 Lamar Avenue, P.O. Box 29217, Shawnee Mission, KS 66201-9217, provides business management services and investment advisory services to the Funds, with the exception of Ivy Global Natural Resources Fund, for which WRIICO acts solely as manager. WRIICO is an SEC registered investment advisor with approximately $1.6 billion in assets under management as of December 31, 2002.

                Until December 31, 2002, Ivy Management, Inc. ("IMI") provided business management services to the Funds and investment advisory services to all Funds other than Ivy Global Natural Resources Fund. On December 31, 2002, IMI, an indirect wholly owned subsidiary of Waddell & Reed Financial, Inc. ("Waddell & Reed") and a wholly owned subsidiary of Ivy Acquisition Corporation ("IAC"), merged with and into IAC, a wholly owned subsidiary of Waddell & Reed. Upon effectiveness of the merger, IAC changed its name to Waddell & Reed Ivy Investment Company ("WRIICO").

                Effective December 31, 2002, WRIICO assumed all of IMI's duties with respect to the Funds and began providing business management services to the Funds and investment advisory services to all Funds other than Ivy Global Natural Resources Fund. The terms and conditions of the agreements under which WRIICO provides those services to the Funds are exactly the same as the terms and conditions of the agreements in effect prior to December 31, 2002 between the Funds and IMI. IMI employees or officers who were serving as portfolio managers of the Funds, if any, continue to serve as portfolio managers of the Funds after the merger, as employees or officers of WRIICO. Each of the portfolio managers who was an employee or officer of IMI, if any, has the same title with WRIICO as he or she had with IMI.

                MFC is a wholly-owned Subsidiary of Investors Group Inc. ("IGI"), One Canada Centre, 447 Portage Avenue, Winnipeg, Manitoba, Canada R3C3B6. MFC is a corporation organized under the laws of Ontario. MFC is registered in Ontario as a mutual fund dealer and provides investment advisory services for Ivy Global Natural Resources Fund.

                Henderson Global Investors (North America) Inc. ("HGINA"), 737 North Michigan Avenue, Suite 1950, Chicago, Illinois 60611, serves as subadvisor to Ivy European Opportunities Fund. For its services, HGINA receives from WRIICO a fee payable monthly that is equal, on an annual basis, to 0.45% of the first $100 million of net assets of such Fund and 0.40% thereafter of that portion of such Fund's average daily net assets managed by HGINA. Henderson Investment Management Limited ("Henderson"), 4 Broadgate, London, England EC2M 2DA, serves as subadvisor to Ivy European Opportunities Fund. For its services, Henderson receives from HGINA a fee payable monthly that is equal, on an annual basis, to 0.35% of the first $100 million of net assets of such Fund and 0.31% thereafter of that portion of such Fund's average daily net assets managed by Henderson. HGINA and Henderson are registered with the SEC as investment advisers and provide international and global investment management services to institutional and individual investors and investment companies. HGINA is an indirect, wholly owned subsidiary of, and Henderson is a direct wholly owned subsidiary of, Henderson Global Investors (Holdings) plc, which is located at the same address as Henderson, and is a wholly owned subsidiary of AMP Limited, an Australian life insurance and financial services company located at AMP Building, 24th Floor, 33 Alfred Street, Sydney, New South Wales 2000 Australia.

                Each Fund except Ivy European Opportunities Fund and Ivy Global Natural Resources Fund pays WRIICO a monthly fee for providing business management and investment advisory services at an annual rate of 1.00% of the Fund's average net assets.

                During the fiscal years ended December 31, 2000, 2001, and 2002 Ivy Cundill Global Value Fund paid IMI fees of $5,011, $10,121 and $37,970 respectively. During the same periods, IMI reimbursed Fund expenses in the amount of $86,191, $127,526 and $103,157, respectively. For the fiscal year ended December 31, 2002, IMI paid subadvisory fees to Cundill in the amount of $17, 594.

                Ivy European Opportunities Fund pays WRIICO a monthly fee for providing business management and investment advisory services at an annual rate of 1.00% of the first $250 million in average net assets, 0.85% on the next $250 million in average net assets, and 0.75% on average net assets over $500 million. During the fiscal years ended December 31, 2000, 2001 and 2002, Ivy European Opportunities Fund paid IMI fees of $1,937,417, $1,325,025 and $785,647, respectively. During the same periods, IMI paid subadvisory fees to Henderson in the amount of $361,694, $291,013, and $192,715, respectively.

                Ivy Global Natural Resources Fund pays WRIICO a monthly fee for providing business management services at an annual rate of 0.50% of the Fund's average net assets. For investment advisory services, Ivy Global Natural Resources Fund pays MFC, through WRIICO, a monthly fee at an annual rate of 0.50% of its average net assets. During the fiscal years ended December 31, 2000, 2001 and 2002, Ivy Global Natural Resources Fund paid IMI fees of $42,385, $62,113 and $146,996, respectively. During the fiscal years ended December 31, 2000, 2001 and 2002, IMI reimbursed Fund expenses in the amount of $190,682, $181,477 and $45,707, respectively. During the fiscal years ended December 31, 2000, 2001 and 2002, the Fund paid MFC fees, through WRIICO, of $42,385, $62,113 and $146,996, respectively.

                During the fiscal years ended December 31, 2000, 2001 and 2002, Ivy International Fund paid IMI fees of $16,525,495, $6,834,910 and $3,178,450, respectively. During the same periods, IMI reimbursed Fund expenses in the amount of $0, $400,000 and $0, respectively.

                During the fiscal years ended December 31, 2000, 2001 and 2002, Ivy International Value Fund paid IMI fees of $1,496,637, $965,448 and $595,781, respectively. During the same periods, IMI reimbursed Fund expenses in the amount of $274,726, $369,480 and $329,958, respectively.

                During the fiscal years ended December 31, 2000, 2001 and 2002, Ivy Money Market Fund paid IMI fees of $98,462, $92,906 and $81,621, respectively. During the same periods, IMI reimbursed Fund expenses in the amount of $162,695, $168,669 and $173,624, respectively.

                During the fiscal years ended December 31, 2000, 2001 and 2002, Ivy Pacific Opportunities Fund paid IMI fees of $183,267, $131,439 and $105,358, respectively. During the fiscal years ended December 31, 2000, 2001 and 2002, IMI reimbursed Fund expenses of $172,025, $178,508 and $138,434 respectively.

                Under the Agreements, the Trust pays the following expenses: (1) the fees and expenses of the Trust's Independent Trustees; (2) the salaries and expenses of any of the Trust's officers or employees who are not affiliated with WRIICO; (3) interest expenses; (4) taxes and governmental fees, including any original issue taxes or transfer taxes applicable to the sale or delivery of shares or certificates therefor; (5) brokerage commissions and other expenses incurred in acquiring or disposing of portfolio securities; (6) the expenses of registering and qualifying shares for sale with the SEC and with various state securities commissions; (7) accounting and legal costs; (8) insurance premiums; (9) fees and expenses of the Trust's Custodian and Transfer Agent and any related services; (10) expenses of obtaining quotations of portfolio securities and of pricing shares; (11) expenses of maintaining the Trust's legal existence and of shareholders' meetings; (12) expenses of preparation and distribution to existing shareholders of periodic reports, proxy materials and prospectuses; and (13) fees and expenses of membership in industry organizations.

                With respect to all Funds other than Ivy European Opportunities Fund and Ivy International Fund, WRIICO currently limits each Fund's total operating expenses (excluding Rule 12b-1 fees, interest, taxes, brokerage commissions, litigation, class-specific expenses, indemnification expenses, and extraordinary expenses) to an annual rate of 2.50% (0.85% in the case of Ivy Money Market Fund) of that Fund's average net assets, which may lower each Fund's expenses and increase its yield.

                The Agreements may be terminated with respect to a Fund at any time, without payment of any penalty, by the vote of a majority of the Board, or by a vote of a majority of the outstanding voting securities of a Fund (as defined in the 1940 Act), on 60 days' written notice to WRIICO, or by WRIICO on 60 days' written notice to the Trust. Each Agreement provides that it will terminate automatically in the event of its assignment (as defined in the 1940 Act).

                In approving the investment advisory agreement, the Board considered a number of factors, including: (1) Waddell & Reed's organizational structure and senior personnel; (2) Waddell & Reed's operations and, in particular, its mutual fund advisory and distribution activities; and (3) the personnel, operations and financial condition, and investment management capabilities, methodologies, and performance of WRIICO as investment adviser and manager to the Funds.

                Based upon their review and consideration of the factors described above, and such other factors and information it considered relevant, the Board recognized that WRIICO, and MFC in the case of Ivy Global Natural Resources Fund, is deemed to owe a fiduciary duty to each Fund and approved the investment advisory agreement.

                In approving the subadvisory agreement, the Board considered (1) the fees paid by Ivy European Opportunities Fund and Ivy International Small Companies Fund and the terms of the business management and investment advisory agreement between the Funds and WRIICO and the subadvisory agreement between WRIICO and Henderson; (2) the services that WRIICO performs under the management agreement and the investment advisory services that Henderson performs for the Funds under the subadvisory agreement; and (3) that WRIICO continues to be ultimately responsible for Henderson's compliance with each Fund's investment objective and policies and applicable securities laws, and is also responsible for the selection of the subadviser and monitoring its performance, as well as the overall success or failure of each Fund.

                Based upon their review and consideration of the factors described above, and such other factors and information it considered relevant, the Board recognized that Henderson is deemed to owe a fiduciary duty to each Fund and approved the subadvisory agreement.

      DISTRIBUTION SERVICES

                IFDI, a wholly owned subsidiary of WRIICO, formerly known as Ivy Mackenzie Distributors, Inc., serves as the exclusive distributor of each Fund's shares pursuant to an Amended and Restated Distribution Agreement with the Trust dated March 16, 1999, as amended from time to time (the "Distribution Agreement"). IFDI distributes shares of each Fund through broker-dealers who are members of the National Association of Securities Dealers, Inc. and who have executed dealer agreements with IFDI. IFDI distributes shares of each Fund on a continuous basis, but reserves the right to suspend or discontinue distribution on that basis. IFDI is not obligated to sell any specific amount of Fund shares.

                Each Fund has authorized IFDI to accept on its behalf purchase and redemption orders. IFDI is also authorized to designate other intermediaries to accept purchase and redemption orders on each Fund's behalf. Each Fund will be deemed to have received a purchase or redemption order when an authorized intermediary or, if applicable, an intermediary's authorized designee, accepts the order. Client orders will be priced at each Fund's net asset value next computed after an authorized intermediary or the intermediary's authorized designee accepts them.

                Pursuant to the Distribution Agreement, IFDI is entitled to deduct a commission on all Class A Fund shares sold equal to the difference, if any, between the public offering price, as set forth in each Fund's then-current prospectus, and the net asset value on which such price is based. Out of that commission, IFDI may reallow to dealers such concession as IFDI may determine from time to time. In addition, IFDI is entitled to deduct a CDSC on the redemption of Class A shares sold without an initial sales charge and Class B and Class C shares, in accordance with, and in the manner set forth in, the Prospectus.

                Under the Distribution Agreement, each Fund bears, among other expenses, the expenses of registering and qualifying its shares for sale under Federal and state securities laws and preparing and distributing to existing shareholders periodic reports, proxy materials and prospectuses.

                For the period from April 17 (commencement) to December 31, 2000 and the fiscal years ended December 31, 2001 and 2002, IMI, on behalf of IFDI, received from sales of Class A shares of Ivy Cundill Global Value Fund $0, $63 and $30,629, respectively, in sales commissions, of which $0, $8 and $4,568, respectively, was retained after dealer allowances. During the fiscal year ended December 31, 2002, IMI on behalf of IFDI received $170 in CDSCs on redemptions of Class B shares of Ivy Cundill Global Value Fund. During the fiscal year ended December 31, 2002, IMI on behalf of IFDI received $56 in CDSCs on redemptions of Class C shares of Ivy Cundill Global Value Fund.

                During the fiscal years ended December 31, 2000, 2001 and 2002, IMI, on behalf of IFDI, received from sales of Class A shares of Ivy European Opportunities Fund $2,617,198, $47,617 and $36,931, respectively in sales commissions, of which $301,849, $7,323 and $5,484, respectively, was retained after dealer allowances. During the fiscal year ended December 31, 2002, IMI on behalf of IFDI received $147,525 in CDSCs on redemptions of Class B shares of Ivy European Opportunities Fund. During the fiscal year ended December 31, 2002, IMI on behalf of IFDI received $5,021 in CDSCs on redemptions of Class C shares of Ivy European Opportunities Fund.

                During the fiscal years ended December 31, 2000, 2001 and 2002, IMI, on behalf of IFDI, received from sales of Class A shares of Ivy Global Natural Resources Fund $7,913, $57,517 and $158,413, respectively, in sales commissions, of which $858, $8,048 and $23,194, respectively, was retained after dealer allowances. During the fiscal year ended December 31, 2000, IMI on behalf of IFDI received $22,876 in CDSCs on redemptions of Class B shares of Ivy Global Natural Resources Fund. During the fiscal year ended December 31, 2002, IMI on behalf of IFDI received $17,068 in CDSCs on redemptions of Class C shares of Ivy Global Natural Resources Fund.

                During the fiscal years ended December 31, 2000, 2001 and 2002, IMI, on behalf of IFDI, received from sales of Class A shares of Ivy International Fund $188,180, $46,028 and $24,474, respectively, in sales commissions, of which $18,789, $7,817 and $8,489 respectively, was retained after dealer allowances. During the fiscal year ended December 31, 2002, IMI on behalf of IFDI received $176,978 in CDSCs on redemptions of Class B shares of the Fund. During the fiscal year ended December 31, 2002, IMI on behalf of IFDI received $14,868 in CDSCs on redemptions of Class C shares of the Fund.

                During the fiscal years ended December 31, 2000, 2001 and 2002, IMI, on behalf of IFDI, received from sales of Class A shares of Ivy International Value Fund $82,407, $6,229 and $2,310, respectively, in sales commissions, of which $3,791, $883 and $377 respectively, was retained after dealer allowances. During the fiscal year ended December 31, 2002, IMI on behalf of IFDI received $103,233 in CDSCs on redemptions of Class B shares of Ivy International Value Fund. During the fiscal year ended December 31, 2002, IMI on behalf of IFDI received $1,565 in CDSCs on redemptions of Class C shares of Ivy International Value Fund.

                During the fiscal years ended December 31, 2000, 2001 and 2002, IMI, on behalf of IFDI, received from sales of Class A shares of Ivy Pacific Opportunities Fund $25,351, $4,599 and $1,902, respectively, in sales commissions, of which $4,040, $674 and $287, respectively, was retained after dealer allowances. During the fiscal year ended December 31, 2002, IMI on behalf of IFDI received $8,886 in CDSCs on redemptions of Class B shares of Ivy Pacific Opportunities Fund. During the fiscal year ended December 31, 2002, IMI on behalf of IFDI received $2 in CDSCs on redemption of Class C shares of Ivy Pacific Opportunities Fund.

                The Distribution Agreement will continue in effect for successive one-year periods, provided that such continuance is specifically approved at least annually by the vote of a majority of the Independent Trustees, cast in person at a meeting called for that purpose and by the vote of either a majority of the entire Board or a majority of the outstanding voting securities of each Fund. The Distribution Agreement may be terminated with respect to any Fund at any time, without payment of any penalty, by IFDI on 60 days' written notice to the Fund or by a Fund by vote of either a majority of the outstanding voting securities of the Fund or a majority of the Independent Trustees on 60 days' written notice to IFDI. The Distribution Agreement shall terminate automatically in the event of its assignment.

                Payments to Dealers: WRIICO on behalf of IFDI currently intends to pay to dealers a sales commission of 4% of the sale price of Class B shares they have sold, and WRIICO or one of its subsidiaries will receive the entire amount of the CDSC paid by shareholders on the redemption of Class B shares to finance the 4% commission and related marketing expenses. With respect to Class C shares, WRIICO on behalf of IFDI currently intends to pay to dealers a sales commission of 1% of the sale price of Class C shares that they have sold, a portion of which is to compensate the dealers for providing Class C shareholder account services during the first year of investment. WRIICO or one of its subsidiaries will receive the entire amount of the CDSC paid by shareholders on the redemption of Class C shares to finance the 1% commission and related marketing expenses.

                RULE 18f-3 PLAN. On February 23, 1995, the SEC adopted Rule 18f-3 under the 1940 Act, which permits a registered open-end investment company to issue multiple classes of shares in accordance with a written plan approved by the investment company's board of directors/trustees and filed with the SEC. The Board has adopted a Rule 18f-3 plan on behalf of each Fund. The key features of the Rule 18f-3 plan are as follows: (i) shares of each class of each Fund represent an equal pro rata interest in that Fund and generally have identical voting, dividend, liquidation, and other rights, preferences, powers, restrictions, limitations, qualifications, terms and conditions, except that each class bears certain class-specific expenses and has separate voting rights on certain matters that relate solely to that class or in which the interests of shareholders of one class differ from the interests of shareholders of another class; (ii) subject to certain limitations described in the Prospectus, shares of a particular class of each Fund may be exchanged for shares of the same class of another Ivy fund; and (iii) each Fund's Class B shares will convert automatically into Class A shares of that Fund after a period of eight years, based on the relative net asset value of such shares at the time of conversion.

                RULE 12B-1 DISTRIBUTION PLANS. The Trust has adopted on behalf of each Fund, in accordance with Rule 12b-1 under the 1940 Act, separate Rule 12b-1 distribution plans pertaining to each Fund's Class A, Class B, Class C and Class Y shares (each, a "Plan"). In adopting each Plan, a majority of the Independent Trustees have concluded in accordance with the requirements of Rule 12b-1 that there is a reasonable likelihood that each Plan will benefit each Fund and its shareholders. The Trustees of the Trust believe that the Plans should result in greater sales and/or fewer redemptions of each Fund's shares, although it is impossible to know for certain the level of sales and redemptions of any Fund's shares in the absence of a Plan or under an alternative distribution arrangement.

                Under each Plan, each Fund pays IFDI a service fee, accrued daily and paid monthly, at the annual rate of up to 0.25% of the average daily net assets attributable to its Class A, Class B, Class C or Class Y shares, as the case may be. This fee constitutes reimbursement to IFDI for fees paid by IFDI. The services for which service fees may be paid include, among other things, advising clients or customers regarding the purchase, sale or retention of shares of the Fund, answering routine inquiries concerning the Fund and assisting shareholders in changing options or enrolling in specific plans. Pursuant to each Plan, service fee payments made out of or charged against the assets attributable to the Fund's Class A, Class B, Class C or Class Y shares must be in reimbursement for services rendered for or on behalf of the affected class. The expenses not reimbursed in any one month may be reimbursed in a subsequent month. The Class A Plan does not provide for the payment of interest or carrying charges as distribution expenses. Class A shares of the Ivy International Fund issued prior to January 1, 1992 are not subject to an ongoing service fee. For this Fund, the annual service fee attributable to the Class A shares of the Fund may equal up to 0.25% of the net assets attributable to Class A shares issued on or after January 1, 1992. Since the calculation of the service fee does not take into account shares outstanding prior to January 1, 1992, this arrangement results in a rate of service fee payable by the Fund that is lower than 0.25% of the net assets attributable to Class A shares of the Fund. For the fiscal year ended December 31, 2002, the combined service fees were 0.20% of the average net assets attributable to Class A shares of Ivy International Fund.

                Under each Fund's Class B and Class C Plans, each Fund also pays IFDI a distribution fee, accrued daily and paid monthly, at the annual rate of 0.75% of the average daily net assets attributable to its Class B or Class C shares. This fee constitutes compensation to IFDI and is not dependent on IFDI's expenses incurred. IFDI may reallow to dealers all or a portion of the service and distribution fees as IFDI may determine from time to time. The distribution fee compensates IFDI for expenses incurred in connection with activities primarily intended to result in the sale of the Fund's Class B or Class C shares, including the printing of prospectuses and reports for persons other than existing shareholders and the preparation, printing and distribution of sales literature and advertising materials. Pursuant to each Class B and Class C Plan, IFDI may include interest, carrying or other finance charges in its calculation of distribution expenses, if not prohibited from doing so pursuant to an order of or a regulation adopted by the SEC.

                Among other things, each Plan provides that (1) IFDI will submit to the Board at least quarterly, and the Trustees will review, written reports regarding all amounts expended under the Plan and the purposes for which such expenditures were made; (2) each Plan will continue in effect only so long as such continuance is approved at least annually, and any material amendment thereto is approved, by the votes of a majority of the Board, including the Independent Trustees, cast in person at a meeting called for that purpose; (3) payments by each Fund under each Plan shall not be materially increased without the affirmative vote of the holders of a majority of the outstanding shares of the relevant class; and (4) while each Plan is in effect, the selection and nomination of Independent Trustees shall be committed to the discretion of the then current Independent Trustees.

                IFDI may make payments for distribution assistance and for administrative and accounting services from resources that may include the management fees paid by each Fund. IFDI also may make payments (such as the service fee payments described above) to unaffiliated broker-dealers, banks, investment advisors, financial institutions and other entities for services rendered in the distribution of each Fund's shares. To qualify for such payments, shares may be subject to a minimum holding period. However, no such payments will be made to any dealer or broker or other party if at the end of each year the amount of shares held does not exceed a minimum amount. The minimum holding period and minimum level of holdings will be determined from time to time by IFDI.

                A report of the amount expended pursuant to each Plan, and the purposes for which such expenditures were incurred, must be made to the Board for its review at least quarterly.

                The Class B Plan and underwriting agreement were amended effective March 16, 1999 to permit IFDI to sell its right to receive distribution fees under the Class B Plan and CDSCs to third parties. WRIICO on behalf of IFDI enters into such transactions to finance the payment of commissions to brokers at the time of sale and other distribution-related expenses. In connection with such amendments, the Trust has agreed that the distribution fee will not be terminated or modified (including a modification by change in the rules relating to the conversion of Class B shares into shares of another class) for any reason (including a termination of the underwriting agreement) except:

          to the extent required by a change in the 1940 Act, the rules or regulations under the 1940 Act, or the Conduct Rules of the NASD, in each case enacted, issued, or promulgated after March 16, 1999;

          on a basis which does not alter the amount of the distribution payments to IFDI computed with reference to Class B shares the date of original issuance of which occurred on or before December 31, 1998;

          in connection with a Complete Termination (as defined in the Class B Plan); or

          on a basis determined by the Board of Trustees acting in good faith so long as (a) neither the Trust nor any successor trust or fund or any trust or fund acquiring a substantial portion of the assets of the Trust (collectively, the "Affected Funds") nor the sponsors of the Affected Funds pay, directly or indirectly, as a fee, a trailer fee, or by way of reimbursement, any fee, however denominated, to any person for personal services, account maintenance services or other shareholder services rendered to the holder of Class B shares of the Affected Funds from and after the effective date of such modification or termination, and (b) the termination or modification of the distribution fee applies with equal effect to all outstanding Class B shares from time to time of all Affected Funds regardless of the date of issuance thereof.

                In the Distribution Agreement, the Trust has also agreed that it will not take any action to waive or change any CDSC in respect of any Class B share the date of original issuance of which occurred on or before December 31, 1998, except as provided in the Trust's prospectus or statement of additional information, without the consent of IFDI and its transferees.

                During the fiscal year ended December 31, 2002, Ivy Cundill Global Value Fund paid IFDI $1,421 pursuant to its Class A plan. During the fiscal year ended December 31, 2002 Ivy Cundill Global Value Fund paid IFDI $10,916 pursuant to its Class B plan. During the fiscal year ended December 31, 2002, the Fund paid IFDI $1,476 pursuant to its Class C plan.

                During the fiscal year ended December 31, 2002, IMI or IFDI expended the following amounts in marketing Class A shares of Ivy Cundill Global Value Fund: advertising, $40; printing and mailing of prospectuses to persons other than current shareholders, $10,114; compensation to underwriters $0; compensation to dealers, $355; compensation to sales personnel, $4,451; interest, carrying or other financing charges $0; seminars and meetings, $89; travel and entertainment, $397; general and administrative, $1,071; telephone, $120; and occupancy and equipment rental, $559.

                During the fiscal year ended December 31, 2002, IMI or IFDI expended the following amounts in marketing Class B shares of Ivy Cundill Global Value Fund: advertising, $79; printing and mailing of prospectuses to persons other than current shareholders, $20,446; compensation to underwriters $0; compensation to dealers, $4,069; compensation to sales personnel, $9,487; interest, carrying or other financing charges $0; seminars and meetings, $1,106; travel and entertainment, $888; general and administrative, $2,254; telephone, $254; and occupancy and equipment rental, $1,203.

                During the fiscal year ended December 31, 2002, IMI or IFDI expended the following amounts in marketing Class C shares of Ivy Cundill Global Value Fund: advertising, $10; printing and mailing of prospectuses to persons other than current shareholders, $2,868; compensation to underwriters $0; compensation to dealers, $1,131; compensation to sales personnel, $1,213; interest, carrying or other financing charges $0; seminars and meetings, $283; travel and entertainment, $103; general and administrative, $295; telephone, $34; and occupancy and equipment rental, $151.

                During the fiscal year ended December 31, 2002, Ivy European Opportunities Fund paid IFDI $68,690 pursuant to its Class A plan. During the fiscal year ended December 31, 2002 Ivy European Opportunities Fund paid IFDI $297,574 pursuant to its Class B plan. During the fiscal year ended December 31, 2002, the Fund paid IFDI $223,062 pursuant to its Class C plan.

                During the fiscal year ended December 31, 2002, IMI or IFDI expended the following amounts in marketing Class A shares of Ivy European Opportunities Fund: advertising, $848; printing and mailing of prospectuses to persons other than current shareholders, $5,916; compensation to underwriters $0; compensation to dealers, $11,427; compensation to sales personnel, $108,056; interest, carrying or other financing charges $0; seminars and meetings, $2,857; travel and entertainment, $11,894; general and administrative, $25,256; telephone, $2,981; and occupancy and equipment rental, $13,697.

                During the fiscal year ended December 31, 2002, IMI or IFDI expended the following amounts in marketing Class B shares of Ivy European Opportunities Fund: advertising, $920; printing and mailing of prospectuses to persons other than current shareholders, $6,412; compensation to underwriters $0; compensation to dealers, $625,665; compensation to sales personnel, $117,062; interest, carrying or other financing charges $0; seminars and meetings, $156,416; travel and entertainment, $12,822; general and administrative, $27,375; telephone, $3,227; and occupancy and equipment rental, $14,839.

                During the fiscal year ended December 31, 2002, IMI or IFDI expended the following amounts in marketing Class C shares of Ivy European Opportunities Fund: advertising, $693; printing and mailing of prospectuses to persons other than current shareholders, $4,792; compensation to underwriters $0; compensation to dealers, $22,893; compensation to sales personnel, $88,029; interest, carrying or other financing charges $0; seminars and meetings, $5,723; travel and entertainment, $9,628; general and administrative, $20,607; telephone, $2,428; and occupancy and equipment rental, $11,150.

                During the fiscal year ended December 31, 2002, Ivy Global Natural Resources Fund paid IFDI $38,138 pursuant to its Class A plan. During the fiscal year ended December 31, 2002, Ivy Global Natural Resources Fund paid IFDI $79,517 pursuant to its Class B plan. During the fiscal year ended December 31, 2002, the Fund paid IFDI $41,104 pursuant to its Class C plan.

                During the fiscal year ended December 31, 2002, IMI or IFDI expended the following amounts in marketing Class A shares of Ivy Global Natural Resources Fund: advertising, $38,043; printing and mailing of prospectuses to persons other than current shareholders, $25,206; compensation to underwriters $0; compensation to dealers, $7,221; compensation to sales personnel, $62,716; interest, carrying or other financing charges $0; seminars and meetings, $1,806; travel and entertainment, $6,060; general and administrative, $14,846; telephone, $1,692; and occupancy and equipment rental, $7,960.

                During the fiscal year ended December 31, 2002, IMI or IFDI expended the following amounts in marketing Class B shares of Ivy Global Natural Resources Fund: advertising, $19,743; printing and mailing of prospectuses to persons other than current shareholders, $12,776; compensation to underwriters $0; compensation to dealers, $55,596; compensation to sales personnel, $31,923; interest, carrying or other financing charges $0; seminars and meetings, $13,899; travel and entertainment, $3,141; general and administrative, $7,515; telephone, $861; and occupancy and equipment rental, $4,068.

                During the fiscal year ended December 31, 2002, IMI or IFDI expended the following amounts in marketing Class C shares of Ivy Global Natural Resources Fund: advertising, $10,795; printing and mailing of prospectuses to persons other than current shareholders, $7,159; compensation to underwriters $0; compensation to dealers, $48,035; compensation to sales personnel, $17,136; interest, carrying or other financing charges $0; seminars and meetings, $12,009; travel and entertainment, $1,598; general and administrative, $4,080; telephone, $461; and occupancy and equipment rental, $2,169.

                During the fiscal year ended December 31, 2002, Ivy International Fund paid IFDI $378,397 pursuant to its Class A plan. During the fiscal year ended December 31, 2002 Ivy International Fund paid IFDI $986,230 pursuant to its Class B plan. During the fiscal year ended December 31, 2002, the Fund paid IFDI $191,552 pursuant to its Class C plan.

                During the fiscal year ended December 31, 2002, IMI or IFDI expended the following amounts in marketing Class A shares of Ivy International Fund: advertising, $5,015; printing and mailing of prospectuses to persons other than current shareholders, $35,608; compensation to underwriters $0; compensation to dealers, $74,558; compensation to sales personnel, $687,986; interest, carrying or other financing charges $0; seminars and meetings, $18,647; travel and entertainment, $85,352; general and administrative, $158,246; telephone, $19,368; and occupancy and equipment rental, $87,348.

                During the fiscal year ended December 31, 2002, IMI or IFDI expended the following amounts in marketing Class B shares of Ivy International Fund: advertising, $2,616; printing and mailing of prospectuses to persons other than current shareholders, $17,516; compensation to underwriters $0; compensation to dealers, $181,363; compensation to sales personnel, $343,811; interest, carrying or other financing charges $0; seminars and meetings, $45,341; travel and entertainment, $39,907; general and administrative, $79,838; telephone, $9,570; and occupancy and equipment rental, $43,596.

                During the fiscal year ended December 31, 2002, IMI or IFDI expended the following amounts in marketing Class C shares of Ivy International Fund: advertising, $508; printing and mailing of prospectuses to persons other than current shareholders, $3,403; compensation to underwriters $0; compensation to dealers, $20,918; compensation to sales personnel, $66,852; interest, carrying or other financing charges $0; seminars and meetings, $5,230; travel and entertainment, $7,771; general and administrative, $15,523; telephone, $1,862; and occupancy and equipment rental, $8,475.

                During the fiscal year ended December 31, 2002, Ivy International Value Fund paid IFDI $26,116 pursuant to its Class A plan. During the fiscal year ended December 31, 2002, Ivy International Value Fund paid IFDI $366,679 pursuant to its Class B plan. During the fiscal year ended December 31, 2002, the Fund paid IFDI $122,381 pursuant to its Class C plan.

                During the fiscal year ended December 31, 2002, IMI or IFDI expended the following amounts in marketing Class A shares of Ivy International Value Fund: advertising, $286; printing and mailing of prospectuses to persons other than current shareholders, $1,682; compensation to underwriters $0; compensation to dealers, $4,192; compensation to sales personnel, $36,824; interest, carrying or other financing charges $0; seminars and meetings, $1,049; travel and entertainment, $4,143; general and administrative, $8,595; telephone, $1,022; and occupancy and equipment rental, $4,661.

                During the fiscal year ended December 31, 2002, IMI or IFDI expended the following amounts in marketing Class B shares of Ivy International Value Fund: advertising, $1,006; printing and mailing of prospectuses to persons other than current shareholders, $6,034; compensation to underwriters $0; compensation to dealers, $137,774; compensation to sales personnel, $129,945; interest, carrying or other financing charges $0; seminars and meetings, $34,443; travel and entertainment, $14,591; general and administrative, $30,282; telephone, $3,595; and occupancy and equipment rental, $16,484.

                During the fiscal year ended December 31, 2002, IMI or IFDI expended the following amounts in marketing Class C shares of Ivy International Value Fund: advertising, $333; printing and mailing of prospectuses to persons other than current shareholders, $2,015; compensation to underwriters $0; compensation to dealers, $10,772; compensation to sales personnel, $43,287; interest, carrying or other financing charges $0; seminars and meetings, $2,693; travel and entertainment, $4,927; general and administrative, $10,072; telephone, $1,201; and occupancy and equipment rental, $5,491.

                During the fiscal year ended December 31, 2002, IMI or IFDI expended the following amounts in marketing Class A shares of Ivy Money Market Fund: advertising, $398; printing and mailing of prospectuses to persons other than current shareholders, $2,195; compensation to underwriters, $0; compensation to dealers, $5,826; compensation to sales personnel, $49,434; interest, carrying or other financing documents $0; seminars and meetings, $1,457; travel and entertainment, $5,199; general and administrative, $11,647; telephone, $1,357; and occupancy and equipment rental, $6,246.

                During the fiscal year ended December 31, 2002, IMI or IFDI expended the following amounts in marketing Class B shares of Ivy Money Market Fund: advertising, $182; printing and mailing of prospectuses to persons other than current shareholders, $1,025; compensation to underwriters $0; compensation to dealers, $13,874; compensation to sales personnel, $22,586; interest, carrying or other financing charges $0; seminars and meetings, $3,468; travel and entertainment, $2,370; general and administrative, $5,309; telephone, $618; and occupancy and equipment rental, $2,862.

                During the fiscal year ended December 31, 2002, IMI or IFDI expended the following amounts in marketing Class C shares of Ivy Money Market Fund: advertising, $22; printing and mailing of prospectuses to persons other than current shareholders, $98; compensation to underwriters $0; compensation to dealers, $1,341; compensation to sales personnel, $2,525; interest, carrying or other financing charges $0; seminars and meetings, $335; travel and entertainment, $247; general and administrative, $607; telephone, $69; and occupancy and equipment rental, $315.

                During the fiscal year ended December 31, 2002, Ivy Pacific Opportunities Fund paid IFDI $15,765 pursuant to its Class A plan. During the fiscal year ended December 31, 2002 Ivy Pacific Opportunities Fund paid IFDI $33,518 pursuant to its Class B plan. During the fiscal year ended December 31, 2002, the Fund paid IFDI $7,847 pursuant to its Class C plan.

                During the fiscal year ended December 31, 2002, IMI or IFDI expended the following amounts in marketing Class A shares of Ivy Pacific Opportunities Fund: advertising, $182; printing and mailing of prospectuses to persons other than current shareholders, $1,058; compensation to underwriters $0; compensation to dealers, $2,663; compensation to sales personnel, $22,786; interest, carrying or other financing charges $0; seminars and meetings, $666; travel and entertainment, $2,404; general and administrative, $5,338; telephone, $624; and occupancy and equipment rental, $2,895.

                During the fiscal year ended December 31, 2002, IMI or IFDI expended the following amounts in marketing Class B shares of Ivy Pacific Opportunities Fund: advertising, $94; printing and mailing of prospectuses to persons other than current shareholders, $557; compensation to underwriters $0; compensation to dealers, $21,259; compensation to sales personnel, $11,962; interest, carrying or other financing charges $0; seminars and meetings, $5,314; travel and entertainment, $1,322; general and administrative, $2,791; telephone, $330; and occupancy and equipment rental, $1,518.

                During the fiscal year ended December 31, 2002, IMI or IFDI expended the following amounts in marketing Class C shares of Ivy Pacific Opportunities Fund: advertising, $22; printing and mailing of prospectuses to persons other than current shareholders, $127; compensation to underwriters $0; compensation to dealers, $1,617; compensation to sales personnel, $2,743; interest, carrying or other financing charges $0; seminars and meetings, $404; travel and entertainment, $302; general and administrative, $640; telephone, $76; and occupancy and equipment rental, $349.

                Class Y shares have not been offered prior to the date of this SAI.

                Each Plan may be amended at any time with respect to the class of shares of the Fund to which the Plan relates by vote of the Trustees, including a majority of the Independent Trustees, cast in person at a meeting called for the purpose of considering such amendment. Each Plan may be terminated at any time with respect to the class of shares of the Fund to which the Plan relates, without payment of any penalty, by vote of a majority of the Independent Trustees, or by vote of a majority of the outstanding voting securities of that class.

                If the Distribution Agreement or the Distribution Plans are terminated (or not renewed) with respect to any of the Ivy funds (or class of shares thereof), each may continue in effect with respect to any other fund (or Class of shares thereof) as to which they have not been terminated (or have been renewed).

      CUSTODIAN

                Pursuant to a Custodian Agreement with the Trust, UMB Bank, n.a. (the "Custodian"), located at 928 Grand Boulevard, Kansas City, Missouri, 64106, maintains custody of the assets of each Fund held in the United States. Rules adopted under the 1940 Act permit the Trust to maintain its foreign securities and cash in the custody of certain eligible foreign banks and securities depositories. Pursuant to those rules, the Custodian has entered into subcustodial agreements for the holding of each Fund's foreign securities. With respect to each Fund, the Custodian may receive, as partial payment for its services to each Fund, a portion of the Trust's brokerage business, subject to its ability to provide best price and execution.

      FUND ACCOUNTING SERVICES

                Pursuant to a Fund Accounting Services Agreement, WRIICO (formerly, IMI) provides certain accounting and pricing services for each Fund. As of March 18, 2003, WRIICO assigned its responsibilities under the Fund Accounting Services Agreement to Waddell & Reed Services Company. As compensation for those services, each Fund pays WRIICO a monthly fee plus out-of-pocket expenses as incurred. The monthly fee is based upon the net assets of each Fund except Ivy Money Market Fund at the preceding month end at the following rates: $1,250 when net assets are $10 million and under; $2,500 when net assets are over $10 million to $40 million; $5,000 when net assets are over $40 million to $75 million; and $6,500 when net assets are over $75 million. The monthly fee for the Ivy Money Market fund is based on .10% of average net assets.

                During the fiscal year ended December 31, 2002, Ivy Cundill Global Value Fund paid IMI $16,676 under the agreement.

                During the fiscal year ended December 31, 2002, Ivy European Opportunities Fund paid IMI $110,283 under the agreement.

                During the fiscal year ended December 31, 2002, Ivy Global Natural Resources Fund paid IMI $44,775 under the agreement.

                During the fiscal year ended December 31, 2002, Ivy International Fund paid IMI $211,731 under the agreement.

                During the fiscal year ended December 31, 2002, Ivy International Value Fund paid IMI $86,488 under the agreement.

                During the fiscal year ended December 31, 2002, Ivy Money Market Fund paid IMI $28,899 under the agreement.

                During the fiscal year ended December 31, 2002, Ivy Pacific Opportunities Fund paid IMI $30,611 under the agreement.

      TRANSFER AGENT

                Pursuant to a Transfer Agency Services Agreement, Waddell & Reed Services Company ("WRSCO"), located at 6300 Lamar Avenue, P. O. Box 29217, Shawnee Mission, KS 66201-9217, is the transfer agent for each Fund. Under the Agreement, each Fund pays a monthly fee at an annual rate of $17.00 for each open Class A, Class B, Class C, Advisor Class. Each Fund with Class I shares pays a monthly fee at an annual rate of $10.25 per open Class I account. For Class Y Shares, the Fund pays a monthly fee equal to one-twelfth of .15 of 1% of the average daily net assets of that class for the preceding month. In addition, each Fund pays a monthly fee at an annual rate of $3.60 per account that is closed plus certain out-of-pocket expenses. Prior to May 27, 2003, PFPC Global Fund Services, Inc. ("PFPC") served as transfer agent for each Fund. Fees and expenses paid to PFPC for the fiscal year ended December 31, 2002 for Ivy Cundill Global Value Fund totaled $9,304. Fees and expenses paid to PFPC for the fiscal year ended December 31, 2002 for Ivy European Opportunities Fund totaled $375,315. Fees and expenses paid to PFPC for the fiscal year ended December 31, 2002 for Ivy Global Natural Resources Fund totaled $107,432. Fees and expenses paid to PFPC for the fiscal year ended December 31, 2002 for Ivy International Fund totaled $1,052,425. Fees and expenses paid to PFPC for the fiscal year ended December 31, 2002 for Ivy International Value Fund totaled $244,778. Fees and expenses paid to PFPC for the fiscal year ended December 31, 2002 for Ivy Pacific Opportunities Fund totaled $66,761. Certain broker-dealers that maintain shareholder accounts with each Fund through an omnibus account provide transfer agent and other shareholder-related services that would otherwise be provided by WRSCO if the individual accounts that comprise the omnibus account were opened by their beneficial owners directly. WRSCO pays such broker-dealers a per account fee for each open account within the omnibus account, or a fixed rate (e.g., 0.10%) fee, based on the average daily net asset value of the omnibus account (or a combination thereof).

      ADMINISTRATOR

                Pursuant to an Administrative Services Agreement, WRIICO provides certain administrative services to each Fund. As of March 18, 2003, WRIICO assigned its responsibilities under the Administrative Services Agreement to Waddell & Reed Services Company. As compensation for these services, each Fund (except with respect to its Class I shares) pays WRIICO a monthly fee at the annual rate of 0.10% of the Fund's average daily net assets. Each Fund with Class I shares paid WRIICO a monthly fee at the annual rate of 0.01% of its average daily net assets for the Class I shares. Class I shares were closed to further investment effective February 18, 2003. Such fees for the fiscal year ended December 31, 2002 for Ivy Cundill Global Value Fund totaled $3,792. Such fees for the fiscal year ended December 31, 2002 for Ivy European Opportunities Fund totaled $87,624. Such fees for the fiscal year ended December 31, 2002 for Ivy Global Natural Resources Fund totaled $29,399. Such fees for the fiscal year ended December 31, 2002 for Ivy International Fund totaled $309,037. Such fees for the fiscal year ended December 31, 2002 for Ivy International Value Fund totaled $59,578. Such fees for the fiscal year ended December 31, 2002 for Ivy Money Market Fund totaled $20,405. Such fees for the fiscal year ended December 31, 2002 for Ivy Pacific Opportunities Fund totaled $10,536.

                Outside of providing administrative services to the Trust, as described above, WRIICO may also act on behalf of IFDI in paying commissions to broker-dealers with respect to sales of Class B and Class C shares of each Fund.

      AUDITORS

                Deloitte & Touche LLP, located at 1010 Grand Boulevard, Kansas City, Missouri, has been selected as auditors for the Trust. The audit services performed by Deloitte & Touche LLP include audits of the annual financial statements of each of the funds of the Trust. Deloitte & Touche LLP audited the December 31, 2002 financial statements of each of the funds in the Trust; prior to December 31, 2002, other auditors audited the financial statements of each of the funds in the Trust. Other services provided by Deloitte & Touche LLP principally relate to filings with the SEC and the preparation of the funds' tax returns.

      BROKERAGE ALLOCATION

                Subject to the overall supervision of the President and the Board, WRIICO, Henderson (for Ivy European Opportunities Fund), Cundill (for Ivy Cundill Global Value Fund) or MFC (for Ivy Global Natural Resources Fund) (the "Advisors"), place orders for the purchase and sale of each Fund's portfolio securities. Purchases and sales of securities on a securities exchange are effected through brokers who charge a commission for their services. Purchases and sales of debt securities are usually principal transactions and therefore, brokerage commissions are usually not required to be paid by the Funds for such purchases and sales (although the price paid generally includes undisclosed compensation to the dealer). The prices paid to underwriters of newly-issued securities usually include a concession paid by the issuer to the underwriter, and purchases of after-market securities from dealers normally reflect the spread between the bid and asked prices. In connection with OTC transactions, the Advisors attempt to deal directly with the principal market makers, except in those circumstances where the Advisors believe that a better price and execution are available elsewhere.

                The Advisors select broker-dealers to execute transactions and evaluate the reasonableness of commissions on the basis of quality, quantity, and the nature of the firms' professional services. Commissions to be charged and the rendering of investment services, including statistical, research, and counseling services by brokerage firms, are factors to be considered in the placing of brokerage business. The types of research services provided by brokers may include general economic and industry data, and information on securities of specific companies. Research services furnished by brokers through whom the Trust effects securities transactions may be used by the Advisors in servicing all of their accounts. In addition, not all of these services may be used by the Advisors in connection with the services they provide to the Funds or the Trust. The Advisors may consider sales of shares of Ivy funds as a factor in the selection of broker-dealers and may select broker-dealers who provide them with research services. The Advisors may choose broker-dealers that provide the Advisors with research services and may cause a client to pay such broker-dealers commissions which exceed those other broker-dealers may have charged, if the Advisors view the commissions as reasonable in relation to the value of the brokerage and/or research services. The Advisors will not, however, seek to execute brokerage transactions other than at the best price and execution, taking into account all relevant factors such as price, promptness of execution and other advantages to clients, including a determination that the commission paid is reasonable in relation to the value of the brokerage and/or research services.

                During the period from April 17, 2000 (commencement) to December 31, 2000 and for fiscal year ended December 31, 2001, Ivy Cundill Global Value Fund paid brokerage commissions of $5,475 and $7,033, respectively. For the fiscal year ended December 31, 2002, Ivy Cundill Global Value Fund paid a total of $33,718 in brokerage commissions with respect to portfolio transactions aggregating $10,303,890. Of such amount, $31,009 in brokerage commissions with respect to portfolio transactions aggregating $9,458,693 was placed with broker-dealers who provided research services.

                During the fiscal years ended December 31, 2000 and 2001, Ivy European Opportunities Fund paid brokerage commissions of $963,629 and $378,774, respectively. For the fiscal year ended December 31, 2002, Ivy European Opportunities Fund paid a total of $258,076 in brokerage commissions with respect to portfolio transactions aggregating $141,552,195. Of such amount, $254,040 in brokerage commissions with respect to portfolio transactions aggregating $139,556,680 was placed with broker-dealers who provided research services.

                During the fiscal years ended December 31, 2000 and 2001, Ivy Global Natural Resources Fund paid brokerage commissions of $74,204 and $122,750, respectively. For the fiscal year ended December 31, 2002, Ivy Global Natural Resources Fund paid a total of $156,080 in brokerage commissions with respect to portfolio transactions aggregating $55,704,863. Of such amount, $144,661 in brokerage commissions with respect to portfolio transactions aggregating $51,669,774 was placed with broker-dealers who provided research services.

                During the fiscal years ended December 31, 2000 and 2001, Ivy International Fund paid brokerage commissions of $5,059,929 and $2,109,321, respectively. For the fiscal year ended December 31, 2002, Ivy International Fund paid a total of $922,641 in brokerage commissions with respect to portfolio transactions aggregating $423,101,836. Of such amount, $860,614 in brokerage commissions with respect to portfolio transactions aggregating $389,575,295 was placed with broker-dealers who provided research services.

                During the fiscal years ended December 31, 2000 and 2001, Ivy International Value Fund paid brokerage commissions of $356,738 and $224,446, respectively. For the fiscal year ended December 31, 2002, Ivy International Value Fund paid a total of $165,800 in brokerage commissions with respect to portfolio transactions aggregating $72,683,878. Of such amount, $141,651 in brokerage commissions with respect to portfolio transactions aggregating $62,684,793 was placed with broker-dealers who provided research services.

                During the fiscal years ended December 31, 2000 and 2001, Ivy Pacific Opportunities Fund paid brokerage commissions of $170,281 and 108,170, respectively. For the fiscal year ended December 31, 2002, Ivy Pacific Opportunities Fund paid a total of $21,625 in brokerage commissions with respect to portfolio transactions aggregating $4,965,800. Of such amount, $20,925 in brokerage commissions with respect to portfolio transactions aggregating $4,824,883 was placed with broker-dealers who provided research services.

                Brokerage commissions vary from year to year in accordance with the extent to which a particular Fund is more or less actively traded.

                Each Fund may, under some circumstances, accept securities in lieu of cash as payment for Fund shares. Each Fund will accept securities only to increase its holdings in a portfolio security or to take a new portfolio position in a security that the Advisors deem to be a desirable investment for each Fund. While no minimum has been established, it is expected that each Fund will not accept securities having an aggregate value of less than $1 million. The Trust may reject in whole or in part any or all offers to pay for any Fund shares with securities and may discontinue accepting securities as payment for any Fund shares at any time without notice. The Trust will value accepted securities in the manner and at the same time provided for valuing portfolio securities of each Fund, and each Fund's shares will be sold for net asset value determined at the same time the accepted securities are valued. The Trust will only accept securities delivered in proper form and will not accept securities subject to legal restrictions on transfer. The acceptance of securities by the Trust must comply with the applicable laws of certain states.

      CAPITALIZATION AND VOTING RIGHTS

                The capitalization of the Trust consists of an unlimited number of shares of beneficial interest (no par value per share). When issued, shares of each class of each Fund are fully paid, non-assessable, redeemable and fully transferable. No class of shares of any Fund has preemptive rights or subscription rights.

                The Declaration of Trust of the Trust permits the Trustees to create separate series or portfolios and to divide any series or portfolio into one or more classes. The Trustees have authorized fifteen series, each of which represents a fund. The Trustees have further authorized the issuance of Class A, Class B, and Class C shares for Ivy Money Market Fund, and Class A, Class B, Class C and Advisor Class shares for Ivy Bond Fund, Ivy Cundill Global Value Fund, Ivy Developing Markets Fund, Ivy European Opportunities Fund, Ivy Global Fund, Ivy Global Natural Resources Fund, Ivy Global Science & Technology Fund, Ivy Growth Fund, Ivy International Fund, Ivy International Small Companies Fund, Ivy International Value Fund, Ivy Pacific Opportunities Fund, Ivy US Blue Chip Fund and Ivy US Emerging Growth Fund, as well as Class I shares for Ivy Bond Fund, Ivy Cundill Global Value Fund, Ivy European Opportunities Fund, Ivy Global Science & Technology Fund, Ivy International Fund, Ivy International Small Companies Fund, Ivy International Value Fund and Ivy US Blue Chip Fund and Class Y shares for Ivy Cundill Global Value Fund, Ivy European Opportunities Fund, Ivy Global Natural Resources Fund, Ivy International Fund, Ivy International Value Fund and Ivy Pacific Opportunities Fund. Class I shares were closed to further investment effective February 18, 2003. Under the Declaration of Trust, the Trustees may terminate any Fund without shareholder approval. This might occur, for example, if a Fund does not reach or fails to maintain an economically viable size.

                Shareholders have the right to vote for the election of Trustees of the Trust and on any and all matters on which they may be entitled to vote by law or by the provisions of the Trust's By-Laws. The Trust is not required to hold a regular annual meeting of shareholders, and it does not intend to do so. Shares of each class of each Fund entitle their holders to one vote per share (with proportionate voting for fractional shares). Shareholders of each Fund are entitled to vote alone on matters that only affect that Fund. All classes of shares of each Fund will vote together, except with respect to the distribution plan applicable to a class of the Fund's shares or when a class vote is required by the 1940 Act. On matters relating to all funds of the Trust, but affecting the funds differently, separate votes by the shareholders of each fund are required. Approval of an investment advisory agreement and a change in fundamental policies would be regarded as matters requiring separate voting by the shareholders of each fund of the Trust. If the Trustees determine that a matter does not affect the interests of a Fund, then the shareholders of that Fund will not be entitled to vote on that matter. Matters that affect the Trust in general, such as ratification of the selection of independent certified public accountants, will be voted upon collectively by the shareholders of all funds of the Trust.

                As used in this SAI and the Prospectus, the phrase "majority vote of the outstanding shares" of a Fund means the vote of the lesser of: (1) 67% of the shares of that Fund (or of the Trust) present at a meeting if the holders of more than 50% of the outstanding shares are present in person or by proxy; or (2) more than 50% of the outstanding shares of that Fund (or of the Trust).

                With respect to the submission to shareholder vote of a matter requiring separate voting by a Fund, the matter shall have been effectively acted upon with respect to that Fund if a majority of the outstanding voting securities of the Fund votes for the approval of the matter, notwithstanding that: (1) the matter has not been approved by a majority of the outstanding voting securities of any other fund of the Trust; or (2) the matter has not been approved by a majority of the outstanding voting securities of the Trust.

                The Declaration of Trust provides that the holders of not less than two-thirds of the outstanding shares of the Trust may remove a person serving as trustee either by declaration in writing or at a meeting called for such purpose. The Trustees are required to call a meeting for the purpose of considering the removal of a person serving as Trustee if requested in writing to do so by the holders of not less than 10% of the outstanding shares of the Trust.

                The Trust's shares do not have cumulative voting rights and accordingly the holders of more than 50% of the outstanding shares could elect the entire Board, in which case the holders of the remaining shares would not be able to elect any Trustees.

                Under Massachusetts law, the Trust's shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration of Trust disclaims liability of the shareholders, Trustees or officers of the Trust for acts or obligations of the Trust, which are binding only on the assets and property of the Trust, and requires that notice of the disclaimer be given in each contract or obligation entered into or executed by the Trust or its Trustees. The Declaration of Trust provides for indemnification out of Fund property for all loss and expense of any shareholder of any Fund held personally liable for the obligations of that Fund. The risk of a shareholder of the Trust incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations and, thus, should be considered remote. No series of the Trust is liable for the obligations of any other series of the Trust.

      SPECIAL RIGHTS AND PRIVILEGES

                The Trust offers, and (except as noted below) bears the cost of providing, to investors the following rights and privileges. The Trust reserves the right to amend or terminate any one or more of these rights and privileges. Notice of amendments to or terminations of rights and privileges will be provided to shareholders in accordance with applicable law.

                Certain of the rights and privileges described below refer to funds, other than the Funds, whose shares are also distributed by IFDI. These funds are: Ivy Bond Fund, Ivy Developing Markets Fund, Ivy Global Fund, Ivy Global Science & Technology Fund, Ivy Growth Fund, Ivy International Small Companies Fund, Ivy Money Market Fund, Ivy US Blue Chip Fund and Ivy US Emerging Growth Fund (the other eight series of the Trust). Shareholders should obtain a current prospectus before exercising any right or privilege that may relate to these funds.

      AUTOMATIC INVESTMENT METHOD

                The Automatic Investment Method, which enables a Fund shareholder to have specified amounts automatically drawn each month from his or her bank for investment in Fund shares, is available for all classes of shares, except Class I. The minimum initial and subsequent investment under this method is $50 per month, $250 for Advisor Class shares (except in the case of a tax qualified retirement plan for which the minimum initial and subsequent investment is $25 per month). A shareholder may terminate the Automatic Investment Method at any time upon delivery to WRSCO of telephone instructions or written notice. See "Automatic Investment Method" in the Prospectus. To begin the plan, complete Sections 8 and 9 of the Account Application.

      EXCHANGE OF SHARES

                As described in the Prospectus, shareholders of each Fund have an exchange privilege with other Ivy funds. Before effecting an exchange, shareholders of a Fund should obtain and read the currently effective prospectus for the Ivy fund into which the exchange is to be made.

                A 2% redemption fee or short-term trading fee will be imposed on redemptions and exchanges of Class A and Class Y shares of each Fund made within 30 days of purchase. In addition, a 2% redemption fee or short-term trading fee will be imposed on redemptions and exchanges of Class B, C and Advisor Class shares of Ivy Developing Markets Fund and Ivy Pacific Opportunities Fund. As of June 15, 2003, a 2% redemption fee will be imposed on redemptions and exchanges of Advisors Class of shares of all of the Funds made within 30 days of purchase. These fees will be retained by the Fund. See "Redemptions" below.

                Advisor Class shareholders may exchange their outstanding Advisor Class shares for Advisor Class shares of another Ivy Fund on the basis of the relative net asset value per share. The minimum value of Advisor Class shares which may be exchanged into an Ivy fund in which shares are not already held is $10,000. No exchange out of any Fund (other than by a complete exchange of all Fund shares) may be made if it would reduce the shareholder's interest in the Advisor Class shares of that Fund to less than $10,000.

                Each exchange will be made on the basis of the relative net asset value per share of the Ivy funds involved in the exchange next computed following receipt by WRSCO of telephone instructions by WRSCO or a properly executed request. Exchanges, whether written or telephonic, must be received by WRSCO by the close of regular trading on the Exchange (normally 4:00 p.m., eastern time) to receive the price computed on the day of receipt. Exchange requests received after that time will receive the price next determined following receipt of the request. The exchange privilege may be modified or terminated at any time, upon at least 60 days' notice to the extent required by applicable law. See "Redemptions" below.

                An exchange of shares between any of the Ivy funds will result in a taxable gain or loss. Generally, this will be a capital gain or loss (long-term or short-term, depending on the holding period of the shares) in the amount of the difference between the net asset value of the shares surrendered and the shareholder's tax basis for those shares. However, in certain circumstances, shareholders will be ineligible to take sales charges into account in computing taxable gain or loss on an exchange. See "Taxation."

                With limited exceptions, gain realized by a tax-deferred retirement plan will not be taxable to the plan and will not be taxed to the participant until distribution. Each investor should consult his or her tax advisor regarding the tax consequences of an exchange transaction.

                INITIAL SALES CHARGE SHARES. Generally, Class A shareholders may exchange their Class A shares ("outstanding Class A shares") for Class A shares of another Ivy fund ("new Class A Shares") on the basis of the relative net asset value per Class A share, plus an amount equal to the difference, if any, between the sales charge previously paid on the outstanding Class A shares and the sales charge payable at the time of the exchange on the new Class A shares. (The additional sales charge will be waived for Class A shares that have been invested for a period of 12 months or longer.) Class A shareholders may also exchange their shares for shares of Ivy Money Market Fund (no initial sales charge will be assessed at the time of such an exchange). In certain short-term transactions, Class A and Y shares of each Fund, and Class B, C and Advisor Class shares of Ivy Developing Markets Fund and Ivy Pacific Opportunities Fund, may be subject to a fee upon redemption or exchange. See "REDEMPTIONS' below.

                Each Fund may, from time to time, waive the initial sales charge on its Class A shares sold to clients of The Legend Group and United Planners Financial Services of America, Inc. This privilege will apply on to Class A Shares of a Fund that are purchased using all or a portion of the proceeds obtained by such clients through redemptions of shares of a mutual fund (other than one of the Funds) on which a sales charge was paid (the "NAV transfer privilege"). Purchases eligible for the NAV transfer privilege must be made within 60 days of redemption from the other fund, and the Class A shares purchased are subject to a 1.00% CDSC on shares redeemed within the first year after purchase. The NAV transfer privilege also applies to Fund shares purchased directly by clients of such dealers as long as their accounts are linked to the dealer's master account. The normal service fee, as described in the "Initial Sales Charge Alternative - Class A Shares" section of the Prospectus, will be paid to those dealers in connection with these purchases. IFDI may from time to time pay a special cash incentive to The Legend Group or United Planners Financial Services of America, Inc. in connection with sales of shares of a Fund by its registered representatives under the NAV transfer privilege. Additional information on sales charge reductions or waivers may be obtained from IFDI at the address listed on the cover of this Statement of Additional Information.

      CONTINGENT DEFERRED SALES CHARGE SHARES

                CLASS A: Class A shareholders may exchange their Class A shares that are subject to a contingent deferred sales charge ("CDSC"), as described in the Prospectus ("outstanding Class A shares"), for Class A shares of another Ivy fund ("new Class A shares") on the basis of the relative net asset value per Class A share, without the payment of any CDSC that would otherwise be due upon the redemption of the outstanding Class A shares. Class A shareholders of any Fund exercising the exchange privilege will continue to be subject to that Fund's CDSC period following an exchange if such period is longer than the CDSC period, if any, applicable to the new Class A shares.

                For purposes of computing the CDSC that may be payable upon the redemption of the new Class A shares, the holding period of the outstanding Class A shares is "tacked" onto the holding period of the new Class A shares.

                CLASS B: Class B shareholders may exchange their Class B shares ("outstanding Class B shares") for Class B shares of another Ivy fund ("new Class B shares") on the basis of the relative net asset value per Class B share, without the payment of any CDSC that would otherwise be due upon the redemption of the outstanding Class B shares. Class B shareholders of any Fund exercising the exchange privilege will continue to be subject to that Fund's CDSC schedule (or period) following an exchange if such schedule is higher (or such period is longer) than the CDSC schedule (or period) applicable to the new Class B shares.

                Class B shares of any Fund acquired through an exchange of Class B shares of another Ivy fund will be subject to that Fund's CDSC schedule (or period) if such schedule is higher (or such period is longer) than the CDSC schedule (or period) applicable to the Ivy fund from which the exchange was made.

                For purposes of both the conversion feature and computing the CDSC that may be payable upon the redemption of the new Class B shares (prior to conversion), the holding period of the outstanding Class B shares is "tacked" onto the holding period of the new Class B shares.

                The following CDSC table applies to Class B shares of Ivy Bond Fund, Ivy Cundill Global Value Fund, Ivy Developing Markets Fund, Ivy European Opportunities Fund, Ivy Global Fund, Ivy Global Natural Resources Fund, Ivy Global Science & Technology Fund, Ivy Growth Fund, Ivy International Fund, Ivy International Small Companies Fund, Ivy International Value Fund, Ivy Pacific Opportunities Fund, Ivy US Blue Chip Fund and Ivy US Emerging Growth Fund.

YEAR SINCE PURCHASE	CONTINGENT DEFERRED SALES CHARGE AS A PERCENTAGE OF DOLLAR AMOUNT SUBJECT TO CHARGE
First	5%
Second	4%
Third	3%
Fourth	3%
Fifth	2%
Sixth	1%
Seventh and thereafter	0%

                CLASS C: Class C shareholders may exchange their Class C shares ("outstanding Class C shares") for Class C shares of another Ivy fund ("new Class C shares") on the basis of the relative net asset value per Class C share, without the payment of any CDSC that would otherwise be due upon redemption. (Class C shares are subject to a CDSC of 1.00% if redeemed within one year of the date of purchase.)

                CLASS I AND ADVISOR CLASS: Subject to the restrictions set forth in the following paragraph, Advisor Class shareholders may exchange their outstanding shares for the same class of shares of another Ivy Fund on the basis of the relative net asset value per share. Class I shares were closed to further investment effective February 18, 2003 and no exchanges among Class I shares may be made.

                CLASS Y: Class Y shares of the Fund may be exchanged for Class Y shares of any other fund in the Ivy Family of Funds that offers Class Y shares or for Class A shares of Ivy Money Market Fund.

                ALL CLASSES: The minimum value of shares which may be exchanged into an Ivy fund in which shares are not already held is $1,000 ($10,000 in the case of Advisor Class). No exchange out of any Fund (other than by a complete exchange of all Fund shares) may be made if it would reduce the shareholder's interest in the Fund to less than $1,000 ($10,000 in the case of Advisor Class).

                Each exchange will be made on the basis of the relative net asset value per share of the Ivy funds involved in the exchange next computed following receipt by WRSCO of telephone instructions by WRSCO or a properly executed request. Exchanges, whether written or telephonic, must be received by WRSCO by the close of regular trading on the Exchange (normally 4:00 p.m., eastern time) to receive the price computed on the day of receipt. Exchange requests received after that time will receive the price next determined following receipt of the request. The exchange privilege may be modified or terminated at any time, upon at least 60 days' notice to the extent required by applicable law. See "Redemptions."

                An exchange of shares between any of the Ivy funds will result in a taxable gain or loss. Generally, this will be a capital gain or loss (long-term or short-term, depending on the holding period of the shares) in the amount of the difference between the net asset value of the shares surrendered and the shareholder's tax basis for those shares. However, in certain circumstances, shareholders will be ineligible to take sales charges into account in computing taxable gain or loss on an exchange. See "Taxation."

                With limited exceptions, gain realized by a tax-deferred retirement plan will not be taxable to the plan and will not be taxed to the participant until distribution. Each investor should consult his or her tax advisor regarding the tax consequences of an exchange transaction.

      LETTER OF INTENT

                Reduced sales charges apply to initial investments in Class A shares of any Fund made pursuant to a non-binding Letter of Intent. A Letter of Intent may be submitted by an individual, his or her spouse and children under the age of 21, or a trustee or other fiduciary of a single trust estate or single fiduciary account. See the Account Application in the Prospectus. Any investor may submit a Letter of Intent stating that he or she will invest, over a period of 13 months, at least $50,000 in Class A shares of a Fund. A Letter of Intent may be submitted at the time of an initial purchase of Class A shares of a Fund or within 90 days of the initial purchase, in which case the Letter of Intent will be back dated. A shareholder may include, as an accumulation credit, the value (at the applicable offering price) of all Class A shares of Ivy Cundill Global Value Fund, Ivy European Opportunities Fund, Ivy Global Natural Resources Fund, Ivy International Fund, Ivy International Value Fund, and Ivy Pacific Opportunities Fund, (and shares that have been exchanged into Ivy Money Market Fund from any of the other funds in the Ivy Funds) held of record by him or her as of the date of his or her Letter of Intent. During the term of the Letter of Intent, the Transfer Agent will hold Class A shares representing 5% of the indicated amount (less any accumulation credit value) in escrow. The escrowed Class A shares will be released when the full indicated amount has been purchased. If the full indicated amount is not purchased during the term of the Letter of Intent, the investor is required to pay IFDI an amount equal to the difference between the dollar amount of sales charge that he or she has paid and that which he or she would have paid on his or her aggregate purchases if the total of such purchases had been made at a single time. Such payment will be made by an automatic liquidation of Class A shares in the escrow account. A Letter of Intent does not obligate the investor to buy or the Trust to sell the indicated amount of Class A shares, and the investor should read carefully all the provisions of such letter before signing.

      RETIREMENT PLANS

                Shares may be purchased in connection with several types of tax-deferred retirement plans. Shares of more than one fund distributed by IFDI may be purchased in a single application establishing a single account under the plan, and shares held in such an account may be exchanged among the Ivy funds in accordance with the terms of the applicable plan and the exchange privilege available to all shareholders. Initial and subsequent purchase payments in connection with tax-deferred retirement plans must be at least $25 per participant.

                The following fees will be charged to individual shareholder accounts as described in the retirement prototype plan document:

Retirement Plan New Account Fee	no fee
Retirement Plan Annual Maintenance Fee	$10.00 per fund account

                For shareholders whose retirement accounts are diversified across several Ivy funds, the annual maintenance fee will be limited to not more than $20.

                The following discussion describes the tax treatment of certain tax-deferred retirement plans under current Federal income tax law. State income tax consequences may vary. An individual considering the establishment of a retirement plan should consult with an attorney and/or an accountant with respect to the terms and tax aspects of the plan.

                INDIVIDUAL RETIREMENT ACCOUNTS: Shares of each Fund may be used as a funding medium for an Individual Retirement Account ("IRA"). Eligible individuals may establish an IRA by adopting a model custodial account available from WRSCO, who may impose a charge for establishing the account.

                An individual who has not reached age 70-1/2 and who receives compensation or earned income is eligible to contribute to an IRA, whether or not he or she is an active participant in a retirement plan. An individual who receives a distribution from another IRA, a qualified retirement plan, a qualified annuity plan or a tax-sheltered annuity or custodial account ("403(b) plan") that qualifies for "rollover" treatment is also eligible to establish an IRA by rolling over the distribution either directly or within 60 days after its receipt. Tax advice should be obtained in connection with planning a rollover contribution to an IRA.

                An individual may deduct his or her annual contributions to an IRA in computing his or her Federal income tax within the limits described above, provided he or she (or his or her spouse, if they file a joint Federal income tax return) is not an active participant in a qualified retirement plan (such as a qualified corporate, sole proprietorship, or partnership pension, profit sharing, 401(k) or stock bonus plan), qualified annuity plan, 403(b) plan, simplified employee pension, or governmental plan. If he or she (or his or her spouse) is an active participant, whether the individual's contribution to an IRA is fully deductible, partially deductible or not deductible depends on (i) adjusted gross income and (ii) whether it is the individual or the individual's spouse who is an active participant, in the case of married individuals filing jointly. Contributions may be made up to the maximum permissible amount even if they are not deductible. Rollover contributions are not includable in income for Federal income tax purposes and therefore are not deductible from it.

                Generally, earnings on an IRA are not subject to current Federal income tax until distributed. Distributions attributable to tax-deductible contributions and to IRA earnings are taxed as ordinary income. Distributions of non-deductible contributions are not subject to Federal income tax. In general, distributions from an IRA to an individual before he or she reaches age 59-1/2 are subject to a nondeductible penalty tax equal to 10% of the taxable amount of the distribution. The 10% penalty tax does not apply to amounts withdrawn from an IRA after the individual reaches age 59-1/2, becomes disabled or dies, or if withdrawn in the form of substantially equal payments over the life or life expectancy of the individual and his or her designated beneficiary, if any, or rolled over into another IRA, amounts withdrawn and used to pay for deductible medical expenses and amounts withdrawn by certain unemployed individuals not in excess of amounts paid for certain health insurance premiums, amounts used to pay certain qualified higher education expenses, and amounts used within 120 days of the date the distribution is received to pay for certain first-time homebuyer expenses. Distributions must begin to be withdrawn not later than April 1 of the calendar year following the calendar year in which the individual reaches age 70-1/2. Failure to take certain minimum required distributions will result in the imposition of a 50% non-deductible penalty tax.

                ROTH IRAS: Shares of each Fund also may be used as a funding medium for a Roth Individual Retirement Account ("Roth IRA"). A Roth IRA is similar in numerous ways to the regular (traditional) IRA, described above. Some of the primary differences are as follows.

                A single individual earning below $95,000 can contribute up to $3,000 ($3,500 if 50 or older) per year to a Roth IRA for years 2002 through 2004. The maximum contribution amount diminishes and gradually falls to zero for single filers with adjusted gross incomes ranging from $95,000 to $110,000. Married couples earning less than $150,000 combined, and filing jointly, can contribute a full $6,000 ($7,000 if 50 or older) per year ($3,000 per IRA) ($3,500 if 50 or older). The maximum contribution amount for married couples filing jointly phases out from $150,000 to $160,000. An individual whose adjusted gross income exceeds the maximum phase-out amount cannot contribute to a Roth IRA.

                An eligible individual can contribute money to a traditional IRA and a Roth IRA as long as the total contribution to all IRAs does not exceed $3,000 ($3,500 if 50 or older). Contributions to a Roth IRA are not deductible. Contributions to a Roth IRA may be made even after the individual for whom the account is maintained has attained age 70 1/2.

                No distributions are required to be taken prior to the death of the original account holder. If a Roth IRA has been established for a minimum of five years, distributions can be taken tax-free after reaching age 59 1/2, for a first-time home purchase ($10,000 maximum, one time use), or upon death or disability. All other distributions from a Roth IRA (other than the amount of nondeductible contributions) are taxable and subject to a 10% tax penalty unless an exception applies. Exceptions to the 10% penalty include: reaching age 59 1/2, death, disability, deductible medical expenses, the purchase of health insurance for certain unemployed individual and qualified higher education expenses.

                An individual with an income of less than $100,000 (who is not married filing separately) can roll his or her existing IRA into a Roth IRA. However, the individual must pay taxes on the taxable amount in his or her traditional IRA. After 1998, all taxes on such a rollover will have to be paid in the tax year in which the rollover is made.

                QUALIFIED PLANS: For those self-employed individuals who wish to purchase shares of one or more Ivy funds through a qualified retirement plan, an Agreement and a Retirement Plan are available from WRSCO. The Retirement Plan may be adopted as a profit sharing plan or a money purchase pension plan. A profit sharing plan permits an annual contribution to be made in an amount determined each year by the self-employed individual within certain limits prescribed by law. A money purchase pension plan requires annual contributions at the level specified in the Agreement. There is no set-up fee for qualified plans and the annual maintenance fee is $20.00 per account.

                In general, if a self-employed individual has any common law employees, employees who have met certain minimum age and service requirements must be covered by the Retirement Plan. A self-employed individual generally must contribute the same percentage of income for common law employees as for himself or herself.

                A self-employed individual may contribute up to the lesser of $40,000 or 100% of compensation or earned income to a money purchase pension plan or to a profit sharing plan each year on behalf of each participant. To be deductible, total contributions to a money purchase plan or profit sharing plan generally may not exceed 25% of the total compensation or earned income of all participants. The amount of compensation or earned income of any one participant that may be included in computing the deduction is limited (generally to $200,000 for benefits accruing in plan years beginning after 2001, with annual inflation adjustments). A self-employed individual's contributions to a retirement plan on his or her own behalf must be deducted in computing his or her earned income.

                Corporate employers may also adopt the Custodial Agreement and Retirement Plan for the benefit of their eligible employees. Similar contribution and deduction rules apply to corporate employers.

                Distributions from the Retirement Plan generally are made after a participant's severance from employment. A 10% penalty tax generally applies to distributions to an individual before he or she reaches age 59-1/2, unless the individual (1) has reached age 55 and separated from service; (2) dies; (3) becomes disabled; (4) uses the withdrawal to pay tax-deductible medical expenses; (5) takes the withdrawal as part of a series of substantially equal payments over his or her life expectancy or the joint life expectancy of himself or herself and a designated beneficiary; or (6) rolls over the distribution.

                The Transfer Agent will arrange for Fiduciary Trust Company of New Hampshire to furnish custodial services to the employer and any participating employees.

                DEFERRED COMPENSATION FOR PUBLIC SCHOOLS AND CHARITABLE ORGANIZATIONS ("403(B)(7) ACCOUNT"): Section 403(b)(7) of the Internal Revenue Code of 1986, as amended (the "Code") permits public school systems and certain charitable organizations to use mutual fund shares held in a custodial account to fund deferred compensation arrangements with their employees. A custodial account agreement is available for those employers whose employees wish to purchase shares of one or more Funds in conjunction with such an arrangement. The special application for a 403(b)(7) Account is available from WRSCO.

                Distributions from the 403(b)(7) Account may be made only following death, disability, severance from employment, attainment of age 59-1/2, or incurring a financial hardship. A 10% penalty tax generally applies to distributions to an individual before he or she reaches age 59-1/2, unless the individual (1) has reached age 55 and separated from service; (2) dies or becomes disabled; (3) uses the withdrawal to pay tax-deductible medical expenses; (4) takes the withdrawal as part of a series of substantially equal payments over his or her life expectancy or the joint life expectancy of himself or herself and a designated beneficiary; or (5) rolls over the distribution. There is no set-up fee for 403(b)(7) Accounts and the annual maintenance fee is $20.00 per account.

                SIMPLIFIED EMPLOYEE PENSION ("SEP") IRAS: An employer may deduct contributions to a SEP up to the lesser of $40,000 or 25% of compensation. SEP accounts generally are subject to all rules applicable to IRA accounts, except the deduction limits, and are subject to certain employee participation requirements. No new salary reduction SEPs ("SARSEPs") may be established after 1996, but existing SARSEPs may continue to be maintained, and non-salary reduction SEPs may continue to be established as well as maintained after 1996.

                SIMPLE PLANS: An employer may establish a SIMPLE IRA or a SIMPLE 401(k) for years after 1996. An employee can make pre-tax salary reduction contributions to a SIMPLE Plan, up to $7,000 for 2002 (as increased for 2003 through 2005 and indexed thereafter). Subject to certain limits, the employer will either match a portion of employee contributions, or will make a contribution equal to 2% of each employee's compensation without regard to the amount the employee contributes. An employer cannot maintain a SIMPLE Plan for its employees if the employer maintains or maintained any other qualified retirement plan with respect to which any contributions or benefits have been credited.

      REINVESTMENT PRIVILEGE

                Shareholders who have redeemed Class A shares of any Fund may reinvest all or a part of the proceeds of the redemption back into Class A shares of the same Fund at net asset value (without a sales charge) within 60 days from the date of redemption. This privilege may be exercised only once. The reinvestment will be made at the net asset value next determined after receipt by WRSCO of the reinvestment order accompanied by the funds to be reinvested. No compensation will be paid to any sales personnel or dealer in connection with the transaction.

                Any redemption is a taxable event. A loss realized on a redemption generally may be disallowed for tax purposes if the reinvestment privilege is exercised within 30 days after the redemption. In certain circumstances, shareholders will be ineligible to take sales charges into account in computing taxable gain or loss on a redemption if the reinvestment privilege is exercised. See "Taxation."

      RIGHTS OF ACCUMULATION

                A scale of reduced sales charges applies to any investment of $50,000 or more in Class A shares of each Fund. See "Initial Sales Charge Alternative -- Class A Shares" in the Prospectus. The reduced sales charge is applicable to investments made at one time by an individual, his or her spouse and children under the age of 21, or a trustee or other fiduciary of a single trust estate or single fiduciary account (including a pension, profit sharing or other employee benefit trust created pursuant to a plan qualified under Section 401 of the Code). Rights of Accumulation are also applicable to current purchases of all of the funds of Ivy Fund (except Ivy Money Market Fund) by any of the persons enumerated above, where the aggregate quantity of Class A shares of such funds (and shares that have been exchanged into Ivy Money Market Fund from any of the other funds in the Ivy funds) and of any other investment company distributed by IFDI, previously purchased or acquired and currently owned, determined at the higher of current offering price or amount invested, plus the Class A shares being purchased, amounts to $50,000 or more for all funds other than Ivy Bond; or $100,000 or more for Ivy Bond Fund.

                At the time an investment takes place, WRSCO must be notified by the investor or his or her dealer that the investment qualifies for the reduced sales charge on the basis of previous investments. The reduced sales charge is subject to confirmation of the investor's holdings through a check of the particular fund's records.

      SYSTEMATIC WITHDRAWAL PLAN

                A shareholder (except shareholders with accounts in Class I shares) may establish a Systematic Withdrawal Plan (a "Withdrawal Plan"), by telephone instructions or by delivery to WRSCO of a written election to have his or her shares withdrawn periodically ($250 minimum distribution amount in the case of Advisor Class shares), accompanied by a surrender to WRSCO of all share certificates then outstanding in such shareholder's name, properly endorsed by the shareholder. To be eligible to elect a Withdrawal Plan, a Class A, B or C shareholder must have at least $5,000 in his or her account; an Advisor Class shareholder must have at least $10,000 in his or her account. A Withdrawal Plan may not be established if the investor is currently participating in the Automatic Investment Method. A Withdrawal Plan may involve the depletion of a shareholder's principal, depending on the amount withdrawn.

                A redemption under a Withdrawal Plan is a taxable event. Shareholders contemplating participating in a Withdrawal Plan should consult their tax advisors.

                Additional investments made by investors participating in a Withdrawal Plan must equal at least $1,000 each for Class A, B or C shareholders and at least $250 for Advisor Class shareholders while the Withdrawal Plan is in effect. Making additional purchases while a Withdrawal Plan is in effect may be disadvantageous to the investor because of applicable initial sales charges or CDSCs.

                An investor may terminate his or her participation in the Withdrawal Plan at any time by delivering written notice to WRSCO. If all shares held by the investor are liquidated at any time, participation in the Withdrawal Plan will terminate automatically. The Trust or WRSCO may terminate the Withdrawal Plan option at any time after reasonable notice to shareholders.

      GROUP SYSTEMATIC INVESTMENT PROGRAM

                Shares of each Fund may be purchased in connection with investment programs established by employee or other groups using systematic payroll deductions or other systematic payment arrangements. The Trust does not itself organize, offer or administer any such programs. However, it may, depending upon the size of the program, waive the minimum initial and additional investment requirements for purchases by individuals in conjunction with programs organized and offered by others. Unless shares of a Fund are purchased in conjunction with IRAs (see "How to Buy Shares" in the Prospectus), such group systematic investment programs are not entitled to special tax benefits under the Code. The Trust reserves the right to refuse purchases at any time or suspend the offering of shares in connection with group systematic investment programs, and to restrict the offering of shareholder privileges, such as check writing, simplified redemptions and other optional privileges, as described in the Prospectus, to shareholders using group systematic investment programs.

                With respect to each shareholder account established on or after September 15, 1972 under a group systematic investment program, the Trust and WRIICO each currently charge a maintenance fee of $3.00 (or portion thereof) for each twelve-month period (or portion thereof) that the account is maintained. The Trust may collect such fee (and any fees due to WRIICO) through a deduction from distributions to the shareholders involved or by causing on the date the fee is assessed, a redemption in each such shareholder account sufficient to pay such fee. The Trust reserves the right to change these fees from time to time without advance notice.

                Class A shares of each Fund are made available to Merrill Lynch Daily K Plan (the "Plan") participants at NAV without an initial sales charge if:

          the Plan is recordkept on a daily valuation basis by Merrill Lynch and, on the date the Plan Sponsor signs the Merrill Lynch Recordkeeping Service Agreement, the Plan has $3 million or more in assets invested in broker/dealer funds not advised or managed by Merrill Lynch Asset Management, L.P. ("MLAM") that are made available pursuant to a Service Agreement between Merrill Lynch and the fund's principal underwriter or distributor and in funds advised or managed by MLAM (collectively, the "Applicable Investments");

          the Plan is recordkept on a daily valuation basis by an independent recordkeeper whose services are provided through a contract or alliance arrangement with Merrill Lynch, and on the date the Plan Sponsor signs the Merrill Lynch Recordkeeping Service Agreement, the Plan has $3 million or more in assets, excluding money market funds, invested in Applicable Investments; or

          the Plan has 500 or more eligible employees, as determined by Merrill Lynch plan conversion manager, on the date the Plan Sponsor signs the Merrill Lynch Recordkeeping Service Agreement.

                Alternatively, Class B shares of each Fund are made available to Plan participants at NAV without a CDSC if the Plan conforms with the requirements for eligibility set forth in (i) through (iii) above but either does not meet the $3 million asset threshold or does not have 500 or more eligible employees.

                Plans recordkept on a daily basis by Merrill Lynch or an independent recordkeeper under a contract with Merrill Lynch that are currently investing in Class B shares of any Fund convert to Class A shares once the Plan has reached $5 million invested in Applicable Investments, or 10 years after the date of the initial purchase by a participant under the Plan--the Plan will receive a Plan level share conversion.

      REDEMPTIONS

                Shares of each Fund are redeemed at their net asset value next determined after a proper redemption request has been received by WRSCO, less any applicable CDSC or redemption fee.

                Unless a shareholder requests that the proceeds of any redemption be wired to his or her bank account, payment for shares tendered for redemption is made by check within seven days after tender in proper form, except that the Trust reserves the right to suspend the right of redemption or to postpone the date of payment upon redemption beyond seven days, (i) for any period during which the Exchange is closed (other than customary weekend and holiday closings) or during which trading on the Exchange is restricted, (ii) for any period during which an emergency exists as determined by the SEC as a result of which disposal of securities owned by a Fund is not reasonably practicable or it is not reasonably practicable for a Fund to fairly determine the value of its net assets, or (iii) for such other periods as the SEC may by order permit for the protection of shareholders of any Fund.

                Under unusual circumstances, when the Board deems it in the best interest of a Fund's shareholders, the Fund may make payment for shares repurchased or redeemed in whole or in part in securities of that Fund taken at current values. If any such redemption in kind is to be made, each Fund may make an election pursuant to Rule 18f-1 under the 1940 Act. This will require the particular Fund to redeem with cash at a shareholder's election in any case where the redemption involves less than $250,000 (or 1% of that Fund's net asset value at the beginning of each 90-day period during which such redemptions are in effect, if that amount is less than $250,000). Should payment be made in securities, the redeeming shareholder may incur brokerage costs in converting such securities to cash.

                The Trust may redeem those accounts of shareholders who have maintained an investment, including sales charges paid, of less than $1000 in any Fund for a period of more than 12 months for Class A, B, C or I shareholders; $10,000 or less for Advisor Class or Class Y shareholders for a period of more than 12 months. All accounts below that minimum will be redeemed simultaneously when WRIICO deems it advisable. The $1,000 balance for Class A, B, C and I shareholders and $10,000 balance for Advisor Class and Class Y shareholders will be determined by actual dollar amounts invested by the shareholder, unaffected by market fluctuations. The Trust will notify any such shareholder by certified mail of its intention to redeem such account, and the shareholder shall have 60 days from the date of such letter to invest such additional sums as shall raise the value of such account above that minimum. Should the shareholder fail to forward such sum within 60 days of the date of the Trust's letter of notification, the Trust will redeem the shares held in such account and transmit the redemption in value thereof to the shareholder. However, those shareholders who are investing pursuant to the Automatic Investment Method will not be redeemed automatically unless they have ceased making payments pursuant to the plan for a period of at least six consecutive months, and these shareholders will be given six-months' notice by the Trust before such redemption. Shareholders in certain retirement plans or accounts who wish to avoid tax consequences must "rollover" any sum so redeemed into another eligible plan within 60 days. The Trustees of the Trust may change the minimum account size.

                If a shareholder has given authorization for telephonic redemption privilege, shares can be redeemed and proceeds sent by Federal wire to a single previously designated bank account. Delivery of the proceeds of a wire redemption request of $250,000 or more may be delayed by a Fund for up to seven days if deemed appropriate under then-current market conditions. The Trust reserves the right to change this minimum or to terminate the telephonic redemption privilege without prior notice. The Trust cannot be responsible for the efficiency of the Federal wire system of the shareholder's dealer of record or bank. The shareholder is responsible for any charges by the shareholder's bank.

                Each Fund employs reasonable procedures that require personal identification prior to acting on redemption or exchange instructions communicated by telephone to confirm that such instructions are genuine. In the absence of such instructions, a Fund may be liable for any losses due to unauthorized or fraudulent telephone instructions.

                Class A and Class Y shares of each Fund; and Class B, C and Advisor Class shares of Ivy Developing Markets Fund and Ivy Pacific Opportunities Fund, held for less than 30 days are redeemable at a price equal to 98% of the then current net asset value per share. As of June 15, 2003, a redemption fee of 2% will also apply to any redemption or exchange proceeds if a shareholder sells or exchanges Advisor Class shares of each Fund after holding them less than 30 days. This 2% fee, also referred to in the Prospectus and this statement of additional information as a redemption fee, exchange fee or short-term trading fee, directly affects the amount that a shareholder who is subject to the discount receives upon exchange or redemption. It is intended to encourage long-term investment in the Fund, to avoid transaction and other expenses caused by early redemptions and to facilitate portfolio management. The fee is not a deferred sales charge, is not a commission paid to WRIICO or its subsidiaries, and does not benefit WRIICO in any way. The Fund reserves the right to modify the terms of or terminate this fee at any time.

                The redemption fee may generally be waived for any redemption of Class A shares (a) purchased through certain retirement and educational plans, including 401(k) plans, 403(b) plans, 457 plans, Keogh accounts, Profit Sharing and Money Purchase Pension Plans and 529 plans, and through certain third party fee-based asset allocation programs, (b) purchased through the reinvestment of dividends or capital gains distributions paid by the Fund, (c) due to the death of the registered shareholder of a Fund account, or, due to the death of all registered shareholders of a Fund account with more than one registered shareholder, (i.e., joint tenant account), upon receipt by WRSCO of appropriate written instructions and documentation satisfactory to the WRSCO, or (d) by the Fund upon exercise of its right to liquidate accounts (i) falling below the minimum account size by reason of shareholder redemptions or (ii) when the shareholder has failed to provide tax identification information.

                However, if shares are purchased for a retirement plan account through a broker, financial institution or recordkeeper maintaining an omnibus account for the shares, these waivers may not apply. (Before purchasing Class A shares, Class Y or Advisor Class shares, please check with your account representative concerning the availability of the fee waivers.) In addition, these waivers do not apply to IRA and SEP-IRA accounts. For this purpose and without regard to the shares actually redeemed, shares will be treated as redeemed as follows: first, reinvestment shares; second, purchased shares held 30 days or more; and third, purchased shares held for less than 30 days. Finally, if a redeeming shareholder acquires Class A shares, Class Y or Advisor Class shares through a transfer from another shareholder, the applicability of the discount, if any, will be determined by reference to the date the shares were originally purchased, and not from the date of transfer between shareholders.

      CONVERSION OF CLASS B SHARES

                As described in the Prospectus, Class B shares of each Fund will automatically convert to Class A shares of the same Fund, based on the relative net asset values per share of the two classes, no later than the month following the eighth anniversary of the initial issuance of such Class B shares of the Fund occurs. For the purpose of calculating the holding period required for conversion of Class B shares, the date of initial issuance shall mean: (1) the date on which such Class B shares were issued, or (2) for Class B shares obtained through an exchange, or a series of exchanges, (subject to the exchange privileges for Class B shares) the date on which the original Class B shares were issued. For purposes of conversion of Class B shares, Class B shares purchased through the reinvestment of dividends and capital gain distributions paid in respect of Class B shares will be held in a separate sub-account. Each time any Class B shares in the shareholder's regular account (other than those shares in the sub-account) convert to Class A shares, a pro rata portion of the Class B shares in the sub-account will also convert to Class A shares. The portion will be determined by the ratio that the shareholder's Class B shares converting to Class A shares bears to the shareholder's total Class B shares not acquired through the reinvestment of dividends and capital gain distributions.

      NET ASSET VALUE

                The price to buy a share of a Fund, called the offering price, is calculated every business day.

                The offering price of a share (the price to buy one share of a particular class) is the next NAV calculated per share of that class plus, for Class A shares, the sales charge shown in the table.

                In the calculation of a Fund's NAV:

          The security in the Fund's portfolio that are listed or traded on an exchange are valued primarily using market prices.
          Bonds are generally valued according to prices quoted by an independent pricing service.
          Short-term debt securities are valued at amortized cost, which approximates market value.
          Other investment assets for which market prices are unavailable are valued at their value by or at the direction of the Board of Trustees.

                Each fund is open for business every day the New York Stock Exchange (NYSE) is open. The Funds normally calculate their NAVs as of the close of business of the NYSE, normally 4 p.m. Eastern time, except that an option or futures contract held by a fund may be priced at the close of the regular session of any other securities exchange on which that instrument is traded.

                As noted, some of the Funds may invest in securities listed on foreign exchanges, which may trade on Saturdays or on U.S. national business holidays when the NYSE is closed. Consequently, the NAV of Fund shares may be significantly affected on days when a Fund does not price its shares and when you are not able to purchase or redeem a fund's share. Similarly, if an event materially affecting the value of foreign investments or foreign currency exchange rates occurs prior to the close of business of the NYSE but after the time their values are otherwise determined, such investments or exchange rates may be valued at their fair value as determined in good faith by or under the direction of Ivy Fund's Board of Trustees.

                When you place an order to buy shares, your order will be processed at the next offering price calculated after your order is received and accepted. Note the following:
          All of your purchases must be made in U.S. dollars and checks must be drawn on U.S. banks. Neither cash nor post-dated checks will be accepted.

          If you buy shares by check and then sell those shares by any method other than by exchange to another fund in the Ivy Funds the payment may be delayed for up to ten (10) days from the date of purchase to ensure that your previous investment has cleared.

      The number of shares you receive when you place a purchase order, and the payment you receive after submitting a redemption request, is based on each Fund's net asset value next determined after your instructions are received in proper form by WRSCO or by your registered securities dealer. Each purchase and redemption order is subject to any applicable sales charge. Since each Fund invests in securities that are listed on foreign exchanges that may trade on weekends or other days when the Funds do not price their shares, each Fund's net asset value may change on days when shareholders will not be able to purchase or redeem that Fund's shares. The sale of each Fund's shares will be suspended during any period when the determination of its net asset value is suspended pursuant to rules or orders of the SEC and may be suspended by the Board whenever in its judgment it is in a Fund's best interest to do so.

      DETERMINATION OF OFFERING PRICE

                The NAV of each class of the shares of a Fund is the value of the assets of that class, less the liabilities of that class, divided by the total number of outstanding shares of that class.

                Class A shares of the Funds are sold at their next determined NAV plus the sales charge described in the Prospectus. The price makeup as of December 31, 2002, which is the date of the most recent balance sheet for the Funds incorporated into this SAI by reference, were as follows:

Ivy Cundill Global Value Fund

NAV per Class A share (Class A net assets divided by
Class A shares outstanding)	$8.39
Add: selling commission (5.75% of offering price)	0.51
------
Maximum offering price per Class A share
(Class A NAV divided by 94.25%)	$8.90
====

Ivy European Opportunities Fund

NAV per Class A share (Class A net assets divided by
Class A shares outstanding)	$13.20
Add: selling commission (5.75% of offering price)	0.81
-------
Maximum offering price per Class A share
(Class A NAV divided by 94.25%)	$14.01
=====

Ivy Global Natural Resources Fund

NAV per Class A share (Class A net assets divided by
Class A shares outstanding)	$11.50
Add: selling commission (5.75% of offering price)	0.70
-------
Maximum offering price per Class A share
(Class A NAV divided by 94.25%)	$12.20
=====

Ivy International Fund

NAV per Class A share (Class A net assets divided by
Class A shares outstanding)	$16.35
Add: selling commission (5.75% of offering price)	1.00
-------
Maximum offering price per Class A share
(Class A NAV divided by 94.25%)	$17.35
=====

Ivy International Value Fund

NAV per Class A share (Class A net assets divided by
Class A shares outstanding)	$7.65
Add: selling commission (5.75% of offering price)	0.47
------
Maximum offering price per Class A share
(Class A NAV divided by 94.25%)	$8.12
====

Ivy Pacific Opportunities Fund

NAV per Class A share (Class A net assets divided by
Class A shares outstanding)	$5.96
Add: selling commission (5.75% of offering price)	0.36
------
Maximum offering price per Class A share
(Class A NAV divided by 94.25%)	$6.32
====

      TAXATION

                The following is a general discussion of certain tax rules thought to be applicable with respect to each Fund. It is merely a summary and is not an exhaustive discussion of all possible situations or of all potentially applicable taxes. Accordingly, shareholders and prospective shareholders should consult a competent tax advisor about the tax consequences to them of investing in any Fund. The Funds are not managed for tax-efficiency.

                Each Fund intends to be taxed as a regulated investment company under Subchapter M of the Code. Accordingly, each Fund must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies; and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the Fund's assets is represented by cash, U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities and the securities of other regulated investment companies). If a Fund should fail to qualify for pass-through tax treatment under Subchapter M, then it would be required to pay taxes on any income and realized capital gains, reducing the amount of income and capital gains that would otherwise be available for distribution to the Fund's shareholders.

                As a regulated investment company, each Fund generally will not be subject to U.S. Federal income tax on its income and gains that it distributes to shareholders, if at least 90% of its investment company taxable income (which includes, among other items, dividends, interest and the excess of any short-term capital gains over long-term capital losses) for the taxable year is distributed. Each Fund intends to distribute all such income.

                Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax at the Fund level. To avoid the tax, each Fund must distribute during each calendar year, (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year (2) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for a one-year period generally ending on October 31 of the calendar year, and (3) all ordinary income and capital gains for previous years that were not distributed during such years. To avoid application of the excise tax, each Fund intends to make distributions in accordance with the calendar year distribution requirements. A distribution will be treated as paid on December 31 of the current calendar year if it is declared by a Fund in October, November or December of the year with a record date in such a month and paid by the Fund during January of the following year. Such distributions will be taxable to shareholders in the calendar year the distributions are declared, rather than the calendar year in which the distributions are received.

      OPTIONS, FUTURES AND FOREIGN CURRENCY FORWARD CONTRACTS

                The taxation of equity options and OTC options on debt securities is governed by Code section 1234. Pursuant to Code section 1234, the premium received by each Fund for selling a put or call option is not included in income at the time of receipt. If the option expires, the premium is short-term capital gain to the Fund. If a Fund enters into a closing transaction, the difference between the amount paid to close out its position and the premium received is short-term capital gain or loss. If a call option written by a Fund is exercised, thereby requiring the Fund to sell the underlying security, the premium will increase the amount realized upon the sale of such security and any resulting gain or loss will be a capital gain or loss, and will be long-term or short-term depending upon the holding period of the security. With respect to a put or call option that is purchased by a Fund, if the option is sold, any resulting gain or loss will be a capital gain or loss, and will be long-term or short-term, depending upon the holding period of the option. If the option expires, the resulting loss is a capital loss and is long-term or short-term, depending upon the holding period of the option. If the option is exercised, the cost of the option, in the case of a call option, is added to the basis of the purchased security and, in the case of a put option, reduces the amount realized on the underlying security in determining gain or loss.

                Some of the options, futures and foreign currency forward contracts in which each Fund may invest may be "section 1256 contracts." Gains (or losses) on these contracts generally are considered to be 60% long-term and 40% short-term capital gains or losses; however, as described below, foreign currency gains or losses arising from certain section 1256 contracts are ordinary in character. Also, section 1256 contracts held by each Fund at the end of each taxable year (and on certain other dates prescribed in the Code) are "marked-to-market" with the result that unrealized gains or losses are treated as though they were realized.

                The transactions in options, futures and forward contracts undertaken by each Fund may result in "straddles" for Federal income tax purposes. The straddle rules may affect the character of gains or losses realized by each Fund. In addition, losses realized by each Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which such losses are realized. Because only a few regulations implementing the straddle rules have been promulgated, the consequences of such transactions to each Fund are not entirely clear. The straddle rules may increase the amount of short-term capital gain realized by each Fund, which is taxed as ordinary income when distributed to shareholders.

                Each Fund may make one or more of the elections available under the Code which are applicable to straddles. If a Fund makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections may operate to accelerate the recognition of gains or losses from the affected straddle positions.

                Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders as ordinary income or long-term capital gain may be increased or decreased substantially as compared to a fund that did not engage in such transactions.

                Notwithstanding any of the foregoing, each Fund may recognize gain (but not loss) from a constructive sale of certain "appreciated financial positions" if the Fund enters into a short sale, offsetting notional principal contract, futures or forward contract transaction with respect to the appreciated position or substantially identical property. Appreciated financial positions subject to this constructive sale treatment are interests (including options, futures and forward contracts and short sales) in stock, partnership interests, certain actively traded trust instruments and certain debt instruments. Constructive sale treatment of appreciated financial positions does not apply to certain transactions closed before the end of the 30th day after the close of a Fund's taxable year, if the position is held throughout the 60-day period beginning on the date the transaction is closed and certain other conditions are met.

      CURRENCY FLUCTUATIONS -- "SECTION 988" GAINS OR LOSSES

                Gains or losses attributable to fluctuations in exchange rates which occur between the time a Fund accrues receivables or liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, on disposition of some investments, including debt securities denominated in a foreign currency and certain options, futures and forward contracts, gains or losses attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains and losses, referred to under the Code as "section 988" gains or losses, increase or decrease the amount of each Fund's investment company taxable income available to be distributed to its shareholders as ordinary income.

      INVESTMENT IN PASSIVE FOREIGN INVESTMENT COMPANIES

                Each Fund may invest in shares of foreign corporations which may be classified under the Code as passive foreign investment companies ("PFICs"). In general, a foreign corporation is classified as a PFIC if at least one-half of its assets constitute investment-type assets, or 75% or more of its gross income is investment-type income. If a Fund receives a so-called "excess distribution" with respect to PFIC stock, the Fund itself may be subject to a tax on a portion of the excess distribution, whether or not the corresponding income is distributed by the Fund to shareholders. In general, under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which a Fund held the PFIC shares. A Fund itself will be subject to tax on the portion, if any, of an excess distribution that is so allocated to prior Fund taxable years and an interest factor will be added to the tax, as if the tax had been payable in such prior taxable years. Certain distributions from a PFIC as well as gain from the sale of PFIC shares are treated as excess distributions. Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain excess distributions might have been classified as capital gain.

                Each Fund may be eligible to elect alternative tax treatment with respect to PFIC shares. Each Fund may elect to mark to market its PFIC shares, resulting in the shares being treated as sold at fair market value on the last business day of each taxable year. Any resulting gain would be reported as ordinary income; any resulting loss and any loss from an actual disposition of the shares would be reported as ordinary loss to the extent of any net gains reported in prior years. Under another election that currently is available in some circumstances, each Fund generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether distributions are received from the PFIC in a given year.

      DEBT SECURITIES ACQUIRED AT A DISCOUNT

                Some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by each Fund may be treated as debt securities that are issued originally at a discount. Generally, the amount of the original issue discount ("OID") is treated as interest income and is included in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures.

                Some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by each Fund in the secondary market may be treated as having market discount. Generally, gain recognized on the disposition of, and any partial payment of principal on, a debt security having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the "accrued market discount" on such debt security. In addition, the deduction of any interest expenses attributable to debt securities having market discount may be deferred. Market discount generally accrues in equal daily installments. Each Fund may make one or more of the elections applicable to debt securities having market discount, which could affect the character and timing of recognition of income.

                Some debt securities (with a fixed maturity date of one year or less from the date of issuance) that may be acquired by each Fund may be treated as having acquisition discount, or OID in the case of certain types of debt securities. Generally, a Fund will be required to include the acquisition discount, or OID, in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. Each Fund may make one or more of the elections applicable to debt securities having acquisition discount, or OID, which could affect the character and timing of recognition of income.

                Each Fund generally will be required to distribute dividends to shareholders representing discount on debt securities that is currently includable in income, even though cash representing such income may not have been received by each Fund. Cash to pay such dividends may be obtained from sales proceeds of securities held by each Fund.

      DISTRIBUTIONS

                Distributions of investment company taxable income are taxable to a U.S. shareholder as ordinary income, whether paid in cash or shares. Dividends paid by a Fund to a corporate shareholder, to the extent such dividends are attributable to dividends received from U.S. corporations by the Fund, may qualify for the dividends received deduction. However, the revised alternative minimum tax applicable to corporations may reduce the value of the dividends received deduction. Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, designated by each Fund as capital gain dividends, are taxable to shareholders as long-term capital gains whether paid in cash or in shares, and regardless of how long the shareholder has held the Fund's shares; such distributions are not eligible for the dividends received deduction. Shareholders receiving distributions in the form of newly issued shares will have a cost basis in each share received equal to the net asset value of a share of that Fund on the distribution date. A distribution of an amount in excess of a Fund's current and accumulated earnings and profits will be treated by a shareholder as a return of capital which is applied against and reduces the shareholder's basis in his or her shares. To the extent that the amount of any such distribution exceeds the shareholder's basis in his or her shares, the excess will be treated by the shareholder as gain from a sale or exchange of the shares. Shareholders will be notified annually as to the U.S. Federal tax status of distributions and shareholders receiving distributions in the form of newly issued shares will receive a report as to the net asset value of the shares received.

                If the net asset value of shares is reduced below a shareholder's cost as a result of a distribution by a Fund, such distribution generally will be taxable even though it represents a return of invested capital. Shareholders should be careful to consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at this time may reflect the amount of the forthcoming distribution. Those purchasing just prior to a distribution will receive a distribution which generally will be taxable to them.

      DISPOSITION OF SHARES

                Upon a redemption, sale or exchange of his or her shares, a shareholder will realize a taxable gain or loss depending upon his or her basis in the shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands and, if so, will be long-term or short-term, depending upon the shareholder's holding period for the shares. Any loss realized on a redemption sale or exchange will be disallowed to the extent the shares disposed of are replaced (including through reinvestment of dividends) within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on the sale of Fund shares held by the shareholder for six-months or less will be treated for tax purposes as a long-term capital loss to the extent of any distributions of capital gain dividends received or treated as having been received by the shareholder with respect to such shares.

                In some cases, shareholders will not be permitted to take all or portion of their sales loads into account for purposes of determining the amount of gain or loss realized on the disposition of their shares. This prohibition generally applies where (1) the shareholder incurs a sales load in acquiring the shares of a Fund, (2) the shares are disposed of before the 91st day after the date on which they were acquired, and (3) the shareholder subsequently acquires shares in the same Fund or another regulated investment company and the otherwise applicable sales charge is reduced under a "reinvestment right" received upon the initial purchase of Fund shares. The term "reinvestment right" means any right to acquire shares of one or more regulated investment companies without the payment of a sales load or with the payment of a reduced sales charge. Sales charges affected by this rule are treated as if they were incurred with respect to the shares acquired under the reinvestment right. This provision may be applied to successive acquisitions of fund shares.

      FOREIGN WITHHOLDING TAXES

                Income received by each Fund from sources within a foreign country may be subject to withholding and other taxes imposed by that country.

                If more than 50% of the value of a Fund's total assets at the close of its taxable year consists of securities of foreign corporations, that Fund will be eligible and may elect to "pass-through" to its shareholders the amount of foreign income and similar taxes paid by the Fund. Pursuant to this election, a shareholder will be required to include in gross income (in addition to taxable dividends actually received) his or her pro rata share of the foreign income and similar taxes paid by the Fund, and will be entitled either to deduct his or her pro rata share of foreign income and similar taxes in computing his or her taxable income or to use it as a foreign tax credit against his or her U.S. Federal income taxes, subject to limitations. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions. Foreign taxes generally may not be deducted by a shareholder that is an individual in computing the alternative minimum tax. Each shareholder will be notified within 60 days after the close of each Fund's taxable year whether the foreign taxes paid by that Fund will "pass-through" for that year and, if so, such notification will designate (1) the shareholder's portion of the foreign taxes paid to each such country and (2) the portion of the dividend which represents income derived from sources within each such country.

                Generally, except in the case of certain electing individual taxpayers who have limited creditable foreign taxes and no foreign source income other than passive investment-type income, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder's U.S. tax attributable to his or her total foreign source taxable income. For this purpose, if a Fund makes the election described in the preceding paragraph, the source of that Fund's income flows through to its shareholders. With respect to each Fund, gains from the sale of securities generally will be treated as derived from U.S. sources and section 988 gains will be treated as ordinary income derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source passive income, including foreign source passive income received from each Fund. In addition, the foreign tax credit may offset only 90% of the revised alternative minimum tax imposed on corporations and individuals. Furthermore, the foreign tax credit is eliminated with respect to foreign taxes withheld on dividends if the dividend-paying shares or the shares of a Fund are held by the Fund or the shareholder, as the case may be, for less than 16 days (46 days in the case of preferred shares) during the 30-day period (90-day period for preferred shares) beginning 15 days (45 days for preferred shares) before the shares become ex-dividend. In addition, if a Fund fails to satisfy these holding period requirements, it cannot elect to pass through to shareholders the ability to claim a deduction for related foreign taxes.

                The foregoing is only a general description of the foreign tax credit under current law. Because application of the credit depends on the particular circumstances of each shareholder, shareholders are advised to consult their own tax advisors.

      BACKUP WITHHOLDING

                Each Fund will be required to report to the Internal Revenue Service ("IRS") all taxable distributions as well as gross proceeds from the redemption of that Fund's shares, except in the case of certain exempt shareholders. All such distributions and proceeds will be subject to withholding of Federal income tax at a rate of 30% ("backup withholding") in the case of non-exempt shareholders if (1) the shareholder fails to furnish a Fund with and to certify the shareholder's correct taxpayer identification number or social security number, (2) the IRS notifies the shareholder or the Fund that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so, the shareholder fails to certify that he or she is not subject to backup withholding. If the withholding provisions are applicable, any such distributions or proceeds, whether reinvested in additional shares or taken in cash, will be reduced by the amounts required to be withheld.

                Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder's particular situation. Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above. This discussion does not purport to deal with all of the tax consequences applicable to each Fund or shareholders. Shareholders are advised to consult their own tax advisors with respect to the particular tax consequences to them of an investment in any Fund.

      PERFORMANCE INFORMATION

                Performance information for the classes of shares of each Fund may be compared, in reports and promotional literature, to: (i) the S&P 500 Index, the Dow Jones Industrial Average ("DJIA"), or other unmanaged indices so that investors may compare each Fund's results with those of a group of unmanaged securities widely regarded by investors as representative of the securities markets in general; (ii) other groups of mutual funds tracked by Lipper Analytical Services, a widely used independent research firm that ranks mutual funds by overall performance, investment objectives and assets, or tracked by other services, companies, publications or other criteria; and (iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in each Fund. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions or administrative and management costs and expenses. Performance rankings are based on historical information and are not intended to indicate future performance.

      Average Annual Total Returns (Before Taxes)

                Each Fund, when advertising average annual total return before taxes for a class of its shares, computes such return by determining the average annual compounded rate of return during specified periods that equates the initial amount invested to the ending redeemable value of such investment according to the following formula:

P(1 + T){superscript n} = ERV
Where:	P	=	a hypothetical initial payment of $1,000
	T	=	average annual total return
	n	=	period covered by computation expressed in years
	ERV	=	ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion).

                The calculation for average annual total returns before taxes is made assuming that (1) the maximum sales load (or other charges deducted from payments) is deducted from the initial $1,000 investment; and (2) all distributions by the Fund are reinvested at the price stated in the prospectus on the reinvestment dates during the period.

                The ending redeemable value (variable "ERV" in the formula) is determined by assuming complete redemption of the hypothetical investment and the deduction of all non-recurring charges and the applicable sales charge at the end of the measuring period.

                The average annual total return quotations for the Class A shares of each Fund before taxes with the maximum sales load deducted as of December 31, 2002, which is the date of the most recent balance sheet incorporated into this SAI by reference, for the periods shown were as follows:

	One-year	Five-Year	Ten-year
	Period	Period	Period
	from	from	from
	1-1-02	1-1-98	1-1-93	Date of
	to	to	to	Class
	12-31-02	12-31-02	12-31-02	Inception
		(or life	(or life
		if less)	if less)
Ivy Cundill Global Value Fund	-17.22%	-14.70%	N/A	9-4-2001
Ivy European Opportunities Fund	-8.86%	26.80%	N/A	5-4-1999
Ivy Global Natural Resources Fund	-1.35%	4.49%	4.90%	1-1-1997
Ivy International Fund	-25.51%	-8.76%	3.80%	4-30-1986
Ivy International Value Fund	-20.77%	-3.67%	-5.11%	5-13-1997
Ivy Pacific Opportunities Fund	-16.41%	-6.29%	-5.41%	10-22-1993

                The average annual total return quotations for the Class A shares of each Fund before taxes without sales load deducted as of December 31, 2002, which is the date of the most recent balance sheet incorporated into this SAI by reference, for the periods shown were as follows:

	One-year	Five-Year	Ten-year
	Period	Period	Period
	from	from	from
	1-1-02	1-1-98	1-1-93	Date of
	to	to	to	Class
	12-31-02	12-31-02	12-31-02	Inception
		(or life	(or life
		if less)	if less)
Ivy Cundill Global Value Fund	-12.17%	-10.76%	N/A	9-4-2001
Ivy European Opportunities Fund	-3.30%	28.87%	N/A	5-4-1999
Ivy Global Natural Resources Fund	4.67%	5.74%	5.94%	1-1-1997
Ivy International Fund	-20.96%	-7.67%	4.41%	4-30-1986
Ivy International Value Fund	-15.93%	-2.52%	-4.11%	5-13-1997
Ivy Pacific Opportunities Fund	-11.31%	-5.18%	-4.80%	10-22-1993

                The average annual total return quotations for Advisor Class shares before taxes as of December 31, 2002, which is the date of the most recent balance sheet incorporated into this SAI by reference, for the periods shown were as follows:

	One-year	Five-Year	Ten-year
	Period	Period	Period
	from	from	from
	1-1-02	1-1-98	1-1-93	Date of
	to	to	to	Class
	12-31-02	12-31-02	12-31-02	Inception
		(or life	(or life
		if less)	if less)
Ivy Cundill Global Value Fund	-11.86%	-3.72%	N/A	4-17-2000
Ivy European Opportunities Fund	-3.33%	29.21%	N/A	5-3-1999
Ivy Global Natural Resources Fund	4.46%	15.14%	N/A	4-8-1999
Ivy International Fund	-18.71%	-21.83%	N/A	8-31-2000
Ivy International Value Fund	-17.51%	-4.08%	N/A	2-23-1998
Ivy Pacific Opportunities Fund	-11.84%	-5.41%	N/A	2-10-1998

      Class Y shares have not been offered for purchase prior to the date of this SAI.

      Average Annual Total Returns (After Taxes on Distributions)

                Each Fund, when advertising average annual total return after taxes on distributions for a class of its shares, computes such return by determining the average annual compounded rate of return during specified periods that equates the initial amount invested to the ending value of such investment according to the following formula:

P(1 + T){superscript n} =			ATVD

Where:	P	=	a hypothetical initial payment of $1,000
	T	=	average annual total return (after taxes on distributions)
	n	=	period covered by computation expressed in years
	ATVD	=

      ending value of a hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion), after taxes on fund distributions but not after taxes on redemption.

                The calculation for average annual total returns after taxes on distributions is made assuming that (1) the maximum sales load (or other charges deducted from payments) is deducted from the initial $1,000 investment; and (2) all distributions by the Fund, less taxes due on such distributions, are reinvested at the price stated in the prospectus on the reinvestment dates during the period.

                The ending value (variable "ATVD" in the formula) is determined by assuming complete redemption of the hypothetical investment after deduction of all non-recurring charges and the applicable sales charge at the end of the measuring period. The Fund assumes that the redemption has no tax consequences.

                Each Fund calculates the taxes due on any distributions by applying the applicable tax rates to each component of the distributions (i.e., ordinary income, short-term capital gain, long-term capital gain). The taxable amount and tax character of each distribution will be as specified by the Fund on the dividend declaration date, unless adjusted to reflect subsequent recharacterizations of distributions. Distributions are adjusted to reflect the Federal tax impact of the distribution on an individual taxpayer on the reinvestment date. The effect of applicable tax credits, such as the foreign tax credit, are taken into account in accordance with Federal tax law. The Fund calculates taxes due on any distributions using the highest individual marginal Federal income tax rates in effect on the reinvestment date. Note that the required tax rates may vary over the measurement period. The Fund has disregarded any potential tax liabilities other than Federal tax liabilities (e.g., state and local taxes); the effect of phaseouts of certain exemptions, deductions, and credits at various income levels; and the impact of the Federal alternative minimum tax.

                The quotations for average annual total return after taxes on distributions for the Class A shares with the maximum sales load deducted as of December 31, 2002, which is the date of the most recent balance sheet incorporated into this SAI by reference, for the periods shown were as follows:

	One-year	Five-Year	Ten-year
	Period	Period	Period
	from	from	from
	1-1-02	1-1-98	1-1-93	Date of
	to	to	to	Class
	12-31-02	12-31-02	12-31-02	Inception
		(or life	(or life
		if less)	if less)
Ivy Cundill Global Value
Fund (Advisor Class)	-12.18%	-4.61%	N/A	4-19-2000
Ivy European Opportunities Fund	-8.86%	19.44%	N/A	5-4-1999
Ivy Global Natural Resources Fund	-1.57%	4.21%	3.54%	1-1-1997
Ivy International Fund	-25.51%	-10.38%	2.52%	4-30-1986
Ivy International Value Fund	-20.77%	-3.92%	-5.32%	5-13-1997
Ivy Pacific Opportunities Fund	-16.41%	-6.54%	-5.68%	10-22-1993

      Average Annual Total Returns (After Taxes on Distributions and Redemption of Shares)

                Each Fund, when advertising average annual total return after taxes on distributions and redemption for a class of its shares, computes such return by determining the average annual compounded rate of return during specified periods that equates the initial amount invested to the ending value of such investment according to the following formula:

P(1 + T){superscript n} =			ATVDR

Where:	P	=	a hypothetical initial payment of $1,000
	T	=	average annual total return (after taxes on distributions and redemption)
	n	=	period covered by computation expressed in years
	ATVDR	=

      ending value of a hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion), after taxes on fund distributions and redemption.

                The calculation for average annual total returns after taxes on distributions and redemption is made assuming that (1) the maximum sales load (or other charges deducted from payments) is deducted from the initial $1,000 investment; and (2) all distributions by the Fund, less taxes due on such distributions, are reinvested at the price stated in the prospectus on the reinvestment dates during the period.

                Each Fund calculates the taxes due on any distributions as described above under Average Annual Total Returns (After Taxes on Distributions).

                The ending value (variable "ATVDR" in the formula) is determined by assuming complete redemption of the hypothetical investment after deduction of all non-recurring charges and the applicable sales charge at the end of the measuring period. The Fund calculates the capital gain or loss upon redemption by subtracting the tax basis from the redemption proceeds (after deducting any non-recurring charges). The Fund separately tracks the basis of shares acquired through the $1,000 initial hypothetical investment and each subsequent purchase through reinvested distributions. In determining the basis for a reinvested distribution, the Fund includes the distribution net of taxes assumed paid from the distribution. Tax basis is adjusted for any distributions representing returns of capital and any other tax basis adjustments that would apply to an individual taxpayer, as permitted by applicable Federal tax law.

                The amount and character (e.g., short-term or long-term) of capital gain or loss upon redemption is separately determined for shares acquired through the hypothetical $1,000 initial investment and each subsequent purchase through reinvested distributions. The Fund does not assume that shares acquired through reinvestment of distributions have the same holding period as the initial $1,000 investment. The tax character is determined by the length of the measurement period in the case of the initial $1,000 investment and the length of the period between reinvestment and the end of the measurement period in the case of reinvested distributions.

                Each Fund calculates capital gain taxes (or the benefit resulting from tax losses) using the highest Federal individual capital gains tax rate for gains of the appropriate character in effect on the redemption date and in accordance with Federal tax law applicable on the redemption date. The Fund assumes that a shareholder has sufficient capital gains of the same character from other investments to offset any capital losses from the redemption so that the taxpayer may deduct the capital losses in full.

                The quotations for average annual total return after taxes on distributions and redemption of shares for the Class A shares with the maximum sales load deducted as of December 31, 2002, which is the date of the most recent balance sheet incorporated into this SAI by reference, for the periods shown were as follows:

	One-year	Five-Year	Ten-year
	Period	Period	Period
	from	from	from
	1-1-02	1-1-98	1-1-93	Date of
	to	to	to	Class
	12-31-02	12-31-02	12-31-02	Inception
		(or life	(or life
		if less)	if less)
Ivy Cundill Global Value
Fund (Advisor Class)	-7.17%	-3.18%	N/A	4-19-2000
Ivy European Opportunities Fund	-5.44%	19.66%	N/A	5-4-1999
Ivy Global Natural Resources Fund	-0.74%	3.55%	3.42%	1-1-1997
Ivy International Fund	-15.66%	-5.62%	3.80%	4-30-1986
Ivy International Value Fund	-12.75%	-2.92%	-4.01%	5-13-1997
Ivy Pacific Opportunities Fund	-10.08%	-4.94%	-4.14%	10-22-1993

                A Fund may also quote unaveraged or cumulative total return for a class which reflects the change in value of an investment in that class over a stated period of time. Cumulative total returns will be calculated according to the formula indicated above but without averaging the rate for the number of years in the period.

                Each Fund may, from time to time, include in advertisements, promotional literature or reports to shareholders or prospective investors total return data that are not calculated according to the formula set forth above ("Non-Standardized Return"). Neither initial nor CDSCs are taken into account in calculating Non-Standardized Return; a sales charge, if deducted, would reduce the return.

                OTHER QUOTATIONS, COMPARISONS AND GENERAL INFORMATION. The foregoing computation methods are prescribed for advertising and other communications subject to SEC Rule 482. Communications not subject to this rule may contain a number of different measures of performance, computation methods and assumptions, including but not limited to: historical total returns; results of actual or hypothetical investments; changes in dividends, distributions or share values; or any graphic illustration of such data. These data may cover any period of the Trust's existence and may or may not include the impact of sales charges, taxes or other factors.

                Performance quotations for each Fund will vary from time to time depending on market conditions, the composition of that Fund's portfolio and operating expenses of that Fund. These factors and possible differences in the methods used in calculating performance quotations should be considered when comparing performance information regarding a Fund's shares with information published for other investment companies and other investment vehicles. Performance quotations should also be considered relative to changes in the value of each Fund's shares and the risks associated with each Fund's investment objectives and policies. At any time in the future, performance quotations may be higher or lower than past performance quotations and there can be no assurance that any historical performance quotation will continue in the future.

                Each Fund may also cite endorsements or use for comparison its performance rankings and listings reported in such newspapers or business or consumer publications as, among others: AAII Journal, Barron's, Boston Business Journal, Boston Globe, Boston Herald, Business Week, Consumer's Digest, Consumer Guide Publications, Changing Times, Financial Planning, Financial World, Forbes, Fortune, Growth Fund Guide, Houston Post, Institutional Investor, International Fund Monitor, Investor's Daily, Los Angeles Times, Medical Economics, Miami Herald, Money Mutual Fund Forecaster, Mutual Fund Letter, Mutual Fund Source Book, Mutual Fund Values, National Underwriter, Nelson's Directory of Investment Managers, New York Times, Newsweek, No Load Fund Investor, No Load Fund* X, Oakland Tribune, Pension World, Pensions and Investment Age, Personal Investor, Rugg and Steele, Time, U.S. News and World Report, USA Today, The Wall Street Journal, and Washington Post.

      FINANCIAL STATEMENTS

                Each Fund's Schedule of Investments as of December 31, 2002, Statement of Assets and Liabilities as of December 31, 2002, Statement of Operations for the fiscal year ended December 31, 2002, Statement of Changes in Net Assets for the fiscal years ended December 31, 2002 and 2001, Financial Highlights, Notes to Financial Statements, and Report of Independent Certified Public Accountants, which are included in each Fund's December 31, 2002 Annual Report to shareholders, are incorporated by reference into this SAI.

      APPENDIX A

      DESCRIPTION OF STANDARD & POOR'S RATINGS SERVICES ("S&P") AND
      MOODY'S INVESTORS SERVICE, INC. ("MOODY'S") CORPORATE
      BOND AND COMMERCIAL PAPER RATINGS

      [From Moody's Rating Definitions, www.moodys.com, December 2000, and "Standard & Poor's Municipal Ratings Handbook," September 2000 Issue (McGraw-Hill, New York, 2000).]

      MOODY'S:

      (a) CORPORATE BONDS. Aaa          Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

                Aa          Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

                A          Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

                Baa          Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

                Ba          Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

                B          Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

                Caa          Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

                Ca          Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

                C          Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

                (b) COMMERCIAL PAPER. Moody's short-term issuer ratings are opinions of the ability of issuers to honor senior financial obligations and contracts. These obligations have an original maturity not exceeding one year, unless explicitly noted.

                Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

                Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; well-established access to a range of financial markets and assured sources of alternate liquidity.

                Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

                Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

                Issuers rated Not Prime do not fall within any of the Prime rating categories.

      S&P:

                (a) LONG-TERM ISSUE CREDIT RATINGS. Issue credit ratings are based in varying degrees on the following considerations:

Likelihood of payment capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;
Nature of and provisions of the obligation; and

      Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

                The issue ratings definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above.

                AAA          An obligation rated 'AAA' has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

                AA          An obligation rated 'AA' differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

                A          An obligation rated 'A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

                BBB          An obligation rated 'BBB' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

                BB, B, CCC, CC, and C          Obligations rated 'BB', 'B', 'CCC', 'CC', and 'C' are regarded as having significant speculative characteristics. 'BB' indicates the least degree of speculation and 'C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

                BB          An obligation rated 'BB' is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

                B          An obligation rated 'B' is more vulnerable to nonpayment than obligations rated 'BB,' but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

                CCC          An obligation rated 'CCC' is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

                CC          An obligation rated 'CC' is currently highly vulnerable to nonpayment.

                C          The 'C' rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

                D          An obligation rated 'D' is in payment default. The 'D' rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

                (b) COMMERCIAL PAPER. An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into several categories, ranging from 'A' for the highest-quality obligations to 'D' for the lowest. These categories are as follows:

                A-1          This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

                A-2          Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated 'A-1.'

                A-3          Issues carrying this designation have an adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

                B          Issues rated 'B' are regarded as having only speculative capacity for timely payment.

                C          This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

                D          Debt rated 'D' is in payment default. The 'D' rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes such payments will be made during such grace period.

      PART C. OTHER INFORMATION

      Item 23: Exhibits:

(a)	Articles of Incorporation:

	(a)(1)	Amended and Restated Declaration of Trust dated December 10, 1992, filed with Post-Effective Amendment No. 102 and incorporated by reference herein

(a)(2)

      Redesignation of Shares of Beneficial Interest and Establishment and Designation of Additional Series and Classes of Shares of Beneficial Interest (No Par Value) filed with Post-Effective Amendment No. 102 and incorporated by reference herein

	(a)(3)	Amendment to Amended and Restated Declaration of Trust, filed with Post-Effective Amendment No. 102 and incorporated by reference herein

	(a)(4)	Amendment to Amended and Restated Declaration of Trust, filed with Post-Effective Amendment No. 102 and incorporated by reference herein

	(a)(5)	Establishment and Designation of Additional Series (Ivy Emerging Growth Fund), filed with Post-Effective Amendment No. 102 and incorporated by reference herein

(a)(6)

      Redesignation of Shares (Ivy Growth with Income Fund--Class A) and Establishment and Designation of Additional Class (Ivy Growth with Income Fund--Class C), filed with Post-Effective Amendment No. 102 and incorporated by reference herein

(a)(7)

      Redesignation of Shares (Ivy Emerging Growth Fund--Class A, Ivy Growth Fund--Class A and Ivy International Fund--Class A), filed with Post-Effective Amendment No. 102 and incorporated by reference herein

	(a)(8)	Establishment and Designation of Additional Series (Ivy China Region Fund), filed with Post-Effective Amendment No. 102 and incorporated by reference herein

(a)(9)

      Establishment and Designation of Additional Class (Ivy China Region Fund--Class B, Ivy Emerging Growth Fund--Class B, Ivy Growth Fund--Class B, Ivy Growth with Income Fund--Class B and Ivy International Fund--Class B), filed with Post-Effective Amendment No. 102 and incorporated by reference herein

	(a)(10)	Establishment and Designation of Additional Class (Ivy International Fund--Class I), filed with Post-Effective Amendment No. 102 and incorporated by reference herein

(a)(11)

      Establishment and Designation of Series and Classes (Ivy Latin American Strategy Fund--Class A and Class B, Ivy New Century Fund--Class A and Class B), filed with Post-Effective Amendment No. 102 and incorporated by reference herein

	(a)(12)	Establishment and Designation of Series and Classes (Ivy International Bond Fund--Class A and Class B), filed with Post-Effective Amendment No. 102 and incorporated by reference herein

(a)(13)

      Establishment and Designation of Series and Classes (Ivy Bond Fund, Ivy Canada Fund, Ivy Global Fund, Ivy Short-Term US Government Securities Fund (now known as Ivy Short-Term Bond Fund) -- Class A and Class B), filed with Post-Effective Amendment No. 102 and incorporated by reference herein

	(a)(14)	Redesignation of Ivy Short-Term U.S. Government Securities Fund as Ivy Short-Term Bond Fund, filed with Post-Effective Amendment No. 102 and incorporated by reference herein

	(a)(15)	Redesignation of Shares (Ivy Money Market Fund--Class A and Ivy Money Market Fund--Class B), filed with Post-Effective Amendment No. 84 and incorporated by reference herein

(a)(16)

      Form of Establishment and Designation of Additional Class (Ivy Bond Fund--Class C; Ivy Canada Fund--Class C; Ivy China Region Fund--Class C; Ivy Emerging Growth Fund--Class C; Ivy Global Fund--Class C; Ivy Growth Fund--Class C; Ivy Growth with Income Fund--Class C; Ivy International Fund--Class C; Ivy Latin America Strategy Fund--Class C; Ivy International Bond Fund--Class C; Ivy Money Market Fund--Class C; Ivy New Century Fund--Class C), filed with Post-Effective Amendment No. 84 and incorporated by reference herein

(a)(17)

      Establishment and Designation of Series and Classes (Ivy Global Science & Technology Fund--Class A, Class B, Class C and Class I), filed with Post-Effective Amendment No. 86 and incorporated by reference herein

(a)(18)

      Establishment and designation of Series and Classes (Ivy Global Natural Resources Fund--Class A, Class B and Class C; Ivy Asia Pacific Fund--Class A, Class B and Class C; Ivy International Small Companies Fund--Class A, Class B, Class C and Class I), filed with Post-Effective Amendment No. 89 and incorporated by reference herein

	(a)(19)	Establishment and designation of Series and Classes (Ivy Pan-Europe Fund--Class A, Class B and Class C), filed with Post-Effective Amendment No. 92 and incorporated by reference herein

	(a)(20)	Establishment and designation of Series and Classes (Ivy International Fund II--Class A, Class B, Class C and Class I), filed with Post-Effective Amendment No. 94 and incorporated by reference herein

(a)(21)

      Form of Establishment and Designation of Additional Class (Ivy Asia Pacific Fund--Advisor Class; Ivy Bond Fund--Advisor Class; Ivy Canada Fund--Advisor Class; Ivy China Region Fund--Advisor Class; Ivy Emerging Growth Fund--Advisor Class; Ivy Global Fund--Advisor Class; Ivy Global Natural Resources Fund--Advisor Class; Ivy Global Science & Technology Fund--Advisor Class; Ivy Growth Fund--Advisor Class; Ivy Growth with Income Fund--Advisor Class; Ivy International Bond Fund--Advisor Class; Ivy International Fund II--Advisor Class; Ivy International Small Companies Fund--Advisor Class; Ivy Latin America Strategy Fund--Advisor Class; Ivy New Century Fund--Advisor Class; Ivy Pan-Europe Fund--Advisor Class), filed with Post-Effective Amendment No. 96 and incorporated by reference herein

(a)(22)

      Redesignations of Series and Classes (Ivy Emerging Growth Fund redesignated as Ivy US Emerging Growth Fund; Ivy New Century Fund redesignated as Ivy Developing Nations Fund; and, Ivy Latin America Strategy Fund redesignated as Ivy South America Fund), filed with Post-Effective Amendment No. 97 and incorporated by reference herein

(a)(23)

      Redesignation of Series and Classes and Establishment and Designation of Additional Class (Ivy International Bond Fund redesignated as Ivy High Yield Fund; Class I shares of Ivy High Yield Fund established), filed with Post-Effective Amendment No. 98 and incorporated by reference herein

(a)(24)

      Establishment and designation of Series and Classes (Ivy US Blue Chip Fund--Class A, Class B, Class C, Class I and Advisor Class), filed with Post-Effective Amendment No. 101 and incorporated by reference herein

	(a)(25)	Redesignation of Series and Classes (Ivy High Yield Fund redesignated as Ivy International Strategic Bond Fund) filed with Post-Effective Amendment No. 110 and incorporated by reference herein

(a)(26)

      Establishment and designation of Series and Classes (Ivy European Opportunities Fund -- Class A, Class B, Class C, Class I and Advisor Class) filed with Post-Effective Amendment No. 110 and incorporated by reference herein

(a)(27)

      Establishment and designation of Series and Classes (Ivy Cundill Value Fund -- Class A, Class B, Class C, Class I and Advisor Class) filed with Post-Effective Amendment No. 113 and incorporated by reference herein

(a)(28)

      Establishment and designation of Series and Classes Ivy Next Wave Internet Fund -- Class A, Class B, Class C, Class I and Advisor Class) filed with Post-Effective Amendment No. 113 and incorporated by reference herein

	(a)(29)	Establishment and Designation of Additional Class (Ivy International Fund--Advisor Class), filed with Post-Effective Amendment No. 119 and incorporated by reference herein

(a)(30)

      Redesignation of Series of Shares of Beneficial Interest and Redesignation of Classes of Shares of Beneficial Interest (Ivy Next Wave Internet Fund redesignated as Ivy International Growth Fund) filed with Post-Effective Amendment No. 118 and incorporated by reference herein

(a)(31)

      Redesignation of Series of Shares of Beneficial Interest and Redesignation of Classes of Shares of Beneficial Interest (Ivy Developing Nations Fund redesignated as Ivy Developing Markets Fund) filed with Post-Effective Amendment No. 119 and incorporated by reference herein

(a)(32)

      Redesignation of Series of Shares of Beneficial Interest and Redesignation of Classes of Shares of Beneficial Interest (Ivy China Region Fund redesignated as Ivy Pacific Opportunities Fund) filed with Post-Effective Amendment No. 119 and incorporated by reference herein

(a)(33)

      Redesignation of Series of Shares of Beneficial Interest and Redesignation of Classes of Shares of Beneficial Interest (Ivy International Fund II redesignated as Ivy International Value Fund) filed with Post-Effective Amendment No. 119 and incorporated by reference herein

(a)(34)

      Abolition of Series of Shares of Beneficial Interest (Ivy Growth With Income Fund, Ivy Pan-Europe Fund, Ivy South America Fund) filed with Post-Effective Amendment No. 119 and incorporated by reference herein

(a)(35)

      Redesignation of Series of Shares of Beneficial Interest and Redesignation of Classes of Shares of Beneficial Interest (Ivy Cundill Value Fund redesignated as Ivy Cundill Global Value Fund) filed with Post-Effective Amendment No. 120 and incorporated by reference herein

(a)(36)

      Establishment and Designation of Additional Class (Ivy Cundill Global Value Fund--Class Y; Ivy European Opportunities Fund--Class Y; Ivy Global Natural Resources Fund--Class Y; Ivy International Fund--Class Y; Ivy International Value Fund--Class Y; Ivy Pacific Opportunities Fund--Class Y) filed with this Post-Effective Amendment No. 124

(b)	By-laws:

	(b)(1)	By-Laws, as amended, filed with Post-Effective Amendment No. 102 and incorporated by reference herein

	(b)(2)	Amendment to the By-Laws, dated April 23, 2001, filed with Post-Effective Amendment No. 120 and incorporated by reference herein

	(b)(3)	Amendment to the By-Laws, dated December 17, 2002, filed with Post-Effective Amendment No. 122 and incorporated by reference herein

(c)	Instruments Defining the Rights of Security Holders:

	(c)(1)	Specimen Securities for Ivy Growth Fund, Ivy Growth with Income Fund, Ivy International Fund and Ivy Money Market Fund, filed with Post-Effective Amendment No. 49 and incorporated by reference herein

	(c)(2)	Specimen Security for Ivy Emerging Growth Fund, filed with Post-Effective Amendment No. 70 and incorporated by reference herein

	(c)(3)	Specimen Security for Ivy China Region Fund, filed with Post-Effective Amendment No. 74 and incorporated by reference herein

	(c)(4)	Specimen Security for Ivy Latin American Strategy Fund, filed with Post-Effective Amendment No. 75 and incorporated by reference herein

	(c)(5)	Specimen Security for Ivy New Century Fund, filed with Post-Effective Amendment No. 75 and incorporated by reference herein

	(c)(6)	Specimen Security for Ivy International Bond Fund, filed with Post-Effective Amendment No. 76 and incorporated by reference herein

(c)(7)

      Specimen Securities for Ivy Bond Fund, Ivy Canada Fund, Ivy Global Fund, and Ivy Short-Term U.S. Government Securities Fund, filed with Post-Effective Amendment No. 77 and incorporated by reference herein

(d)	Investment Advisory Contracts:

	(d)(1)	Investment Advisory Agreement between Ivy Fund and Mackenzie Financial Corporation, filed as Exhibit (d)(12) to Post-Effective Amendment No. 102 and incorporated by reference herein

(d)(2)

      Form of Supplement to Master Business Management and Investment Advisory Agreement between Ivy Fund and Ivy Management, Inc. (Ivy Pan-Europe Fund), filed as Exhibit (d)(17) to Post-Effective Amendment No. 94 and incorporated by reference herein

(d)(3)

      Addendum to Master Business Management and Investment Advisory Agreement between Ivy Fund and Ivy Management, Inc. (Ivy Developing Nations Fund, Ivy South America Fund, Ivy US Emerging Growth Fund), filed as Exhibit (d)(19) to Post-Effective Amendment No. 98 and incorporated by reference herein

(d)(4)

      Supplement to Master Business Management Agreement between Ivy Fund and Ivy Management, Inc. (Ivy Global Natural Resources Fund), filed as Exhibit (d)(37) to Post-Effective Amendment No. 121 and incorporated by reference herein

(d)(5)

      Investment Advisory Agreement between Ivy Fund and Mackenzie Financial Corp. (Ivy Global Natural Resources Fund), filed as Exhibit (d)(38) to Post-Effective Amendment No. 121 and incorporated by reference herein

	(d)(6)	Master Business Management and Investment Advisory Agreement between Ivy Fund and Waddell & Reed Ivy Investment Company filed with Post-Effective Amendment No. 122 and incorporated by reference herein

(d)(7)

      Master Business Management Agreement between Ivy Fund and Waddell & Reed Ivy Investment Company (Ivy Global Natural Resources Fund), filed with Post-Effective Amendment No. 122 and incorporated by reference herein

	(d)(8)	Expense Limitation Agreement between Ivy Fund and Waddell & Reed Ivy Investment Company, filed with Post-Effective Amendment No. 122 and incorporated by reference herein

(d)(9)

      Subadvisory Agreement between Waddell & Reed Ivy Investment Company and Henderson Investment Management Limited (Ivy European Opportunities Fund and Ivy International Small Companies Fund), filed with Post-Effective Amendment No. 122 and incorporated by reference herein

(d)(10)

      Subadvisory Agreement between Waddell & Reed Ivy Investment Company and Peter Cundill & Associates, Inc. (Ivy Cundill Global Value Fund), filed with Post-Effective Amendment No. 122 and incorporated by reference herein

	(d)(11)	Investment Management Agreement between Ivy Fund and Waddell & Reed Ivy Investment Company (Ivy Dividend Income Fund), filed with Post-Effective Amendment No. 123 and incorporated by reference herein

(e)	Underwriting Contracts:

	(e)(1)	Amended and Restated Distribution Agreement filed as Exhibit (e)(20) to Post-Effective Amendment No. 120 and incorporated by reference herein

	(e)(2)	Underwriting Agreement between Ivy Fund and Ivy Funds Distributor, Inc. (Ivy Dividend Income Fund), filed with Post-Effective Amendment No. 123 and incorporated by reference herein

(f)	Bonus or Profit Sharing Contracts: Inapplicable

(g)	Custodian Agreements:

	(g)(1)	Custodian Agreement between Ivy Fund and UMB Bank, N.A., filed with Post-Effective Amendment No. 122 and incorporated by reference herein

	(g)(2)	Foreign Custody Manager Delegation Agreement between Ivy Fund Citibank, N.A., filed with Post-Effective Amendment No. 122 and incorporated by reference herein

	(g)(3)	Revised Appendix B to Custodian Agreement between Ivy Fund and UMB Bank, n.a. (Ivy Dividend Income Fund), filed with Post-Effective Amendment No. 123 and incorporated by reference herein

(h)	Other Material Contracts:

	(h)(1)	Transfer Agency and Shareholder Services Agreement between Ivy Fund and Ivy Management, Inc., filed as Exhibit (h)(10) to Post-Effective Amendment No. 102 and incorporated by reference herein

	(h)(2)	Transfer Agency Services Agreement between PFPC Inc. and Ivy Fund, filed as Exhibit (h)(63) to Post-Effective Amendment No. 121 and incorporated by reference herein

	(h)(3)	Master Administrative Services Agreement between Ivy Fund and Waddell & Reed Ivy Investment Company, filed with Post-Effective Amendment No. 122 and incorporated by reference herein

	(h)(4)	Assignment of Master Administrative Services Agreement to Waddell & Reed Services Company, filed with Post-Effective Amendment No. 122 and incorporated by reference herein

	(h)(5)	Master Fund Accounting Services Agreement between Ivy Fund and Waddell & Reed Ivy Investment Company filed with Post-Effective Amendment No. 122 and incorporated by reference herein

	(h)(6)	Assignment of Master Fund Accounting Services Agreement to Waddell & Reed Services Company, filed with Post-Effective Amendment No. 122 and incorporated by reference herein

	(h)(7)	Administrative Services Agreement Supplement, dated April 9, 2003, filed with Post-Effective Amendment No. 123 and incorporated by reference herein

	(h)(8)	Shareholder Servicing Agreement between Ivy Fund and Waddell & Reed Services Company (Ivy Dividend Income Fund), filed with Post-Effective Amendment No. 123 and incorporated by reference herein

	(h)(9)	Accounting Services Agreement between Ivy Fund and Waddell & Reed Services Company (Ivy Dividend Income Fund), filed with Post-Effective Amendment No. 123 and incorporated by reference herein

(i)	Legal Opinion: Opinion and consent of counsel, filed with this Post-Effective Amendment No. 124

(j)	Consent of independent Certified Public Accountants filed with this Post-Effective Amendment No. 124

(k)	Omitted Financial Statements: Not applicable

(l)	Initial Capital Agreements: Not applicable

(m)	Rule 12b-1 Plans:

	(m)(1)	Form of Rule 12b-1 Related Agreement, filed as Exhibit (m)(4) to Post-Effective Amendment No. 102 and incorporated by reference herein

	(m)(2)	Supplement to Master Amended and Restated Distribution Plan for Ivy Fund Class A Shares, filed as Exhibit (m)(5) to Post-Effective Amendment No. 102 and incorporated by reference herein

	(m)(3)	Supplement to Distribution Plan for Ivy Fund Class B Shares, filed as Exhibit (m)(6) to Post-Effective Amendment No. 103 and incorporated by reference herein

	(m)(4)	Supplement to Master Amended and Restated Distribution Plan for Ivy Fund Class A Shares, filed as Exhibit (m)(7) to Post-Effective Amendment No. 103 and incorporated by reference herein

	(m)(5)	Supplement to Distribution Plan for Ivy Fund Class B Shares, filed as Exhibit (m)(8) to Post-Effective Amendment No. 103 and incorporated by reference herein

	(m)(6)	Supplement to Master Amended and Restated Distribution Plan for Ivy Fund Class A Shares, filed as Exhibit (m)(9) to Post-Effective Amendment No. 103 and incorporated by reference herein

	(m)(7)	Supplement to Distribution Plan for Ivy Fund Class B Shares, filed as Exhibit (m)(10) to Post-Effective Amendment No. 103 and incorporated by reference herein

	(m)(8)	Amended and Restated Distribution Plan for Ivy Fund Class A Shares, filed with Post-Effective Amendment No. 122 and incorporated by reference herein

	(m)(9)	Amended and Restated Distribution Plan for Ivy Fund Class B Shares, filed with Post-Effective Amendment No. 122 and incorporated by reference herein

	(m)(10)	Amended and Restated Distribution Plan for Ivy Fund Class C Shares, filed with Post-Effective Amendment No. 122 and incorporated by reference herein

	(m)(11)	Distribution and Service Plan for Ivy Dividend Income Fund Class A Shares, filed with Post-Effective Amendment No. 123 and incorporated by reference herein

	(m)(12)	Distribution and Service Plan for Ivy Dividend Income Fund Class B Shares, filed with Post-Effective Amendment No. 123 and incorporated by reference herein

	(m)(13)	Distribution and Service Plan for Ivy Dividend Income Fund Class C Shares, filed with t Post-Effective Amendment No. 123 and incorporated by reference herein

	(m)(14)	Distribution and Service Plan for Ivy Dividend Income Fund Class Y Shares, filed with Post-Effective Amendment No. 123 and incorporated by reference herein

	(m)(15)	Distribution and Service Plan for Class Y Shares, filed with this Post-Effective Amendment No. 124

(n)	Rule 18f-3 Plans:

	(n)(1)	Plan adopted pursuant to Rule 18f-3 under the Investment Company Act of 1940, filed with Post-Effective Amendment No. 83 and incorporated by reference herein

	(n)(2)	Form of Amended and Restated Plan adopted pursuant to Rule 18f-3 under the Investment Company Act of 1940, filed with Post-Effective Amendment No. 85 and incorporated by reference herein

	(n)(3)	Form of Amended and Restated Plan adopted pursuant to Rule 18f-3 under the Investment Company Act of 1940, filed with Post-Effective Amendment No. 87 and incorporated by reference herein

	(n)(4)	Form of Amended and Restated Plan adopted pursuant to Rule 18f-3 under the Investment Company Act of 1940, filed with Post-Effective Amendment No. 89 and incorporated by reference herein

	(n)(5)	Form of Amended and Restated Plan adopted pursuant to Rule 18f-3 under the Investment Company Act of 1940, filed with Post-Effective Amendment No. 92 and incorporated by reference herein

	(n)(6)	Form of Amended and Restated Plan adopted pursuant to Rule 18f-3 under the Investment Company Act of 1940, filed with Post-Effective Amendment No. 94 and incorporated by reference herein

	(n)(7)	Form of Amended and Restated Plan adopted pursuant to Rule 18f-3 under the Investment Company Act of 1940, filed with Post-Effective Amendment No. 96 and incorporated by reference herein

(n)(8)

      Amended and Restated Plan adopted pursuant to Rule 18f-3 under the Investment Company Act of 1940, filed with Post-Effective Amendment No. 98 and incorporated by reference herein (a corrected version of which was filed with Post-Effective Amendment No. 99)

	(n)(9)	Amended and Restated Plan adopted pursuant to Rule 18f-3 under the Investment Company Act of 1940, filed with Post-Effective Amendment No. 101 and incorporated by reference herein

	(n)(10)	Amended and Restated Plan adopted pursuant to Rule 18f-3 under the Investment Company Act of 1940, filed with Post-Effective Amendment No. 110 and incorporated by reference herein

	(n)(11)	Amended and Restated Plan adopted pursuant to Rule 18f-3 under the Investment Company Act of 1940, filed with Post-Effective Amendment No. 114 and incorporated by reference herein

	(n)(12)	Amended and Restated Plan adopted pursuant to Rule 18f-3 under the Investment Company Act of 1940, filed with Post-Effective Amendment No. 117 and incorporated by reference herein

	(n)(13)	Amended and Restated Plan adopted pursuant to Rule 18f-3 under the Investment Company Act of 1940, filed with Post-Effective Amendment No. 119 and incorporated by reference herein

	(n)(14)	Amended and Restated Plan adopted pursuant to Rule 18f-3 under the Investment Company Act of 1940, filed with Post-Effective Amendment No. 120 and incorporated by reference herein

	(n)(15)	Amended and Restated Plan adopted pursuant to Rule 18f-3 under the Investment Company Act of 1940, dated January 21, 2003, filed with this Post-Effective Amendment No. 124

(p)	Codes of Ethics:

	(p)(1)	Code of Ethics of Peter Cundill & Associates, Inc., filed as Exhibit (p)(2) to Post-Effective Amendment No. 113 and incorporated by reference herein

	(p)(2)	Code of Ethics of Mackenzie Financial Corporation filed as Exhibit (p)(3) to Post Effective Amendment No. 116 and incorporated by reference herein

	(p)(3)	Code of Ethics of Henderson Investment Management Limited filed as Exhibit (p)(4) to Post Effective Amendment No. 116 and incorporated by reference herein

(p)(6)

      Code of Ethics for Ivy Fund, Waddell & Reed Ivy Investment Company and Ivy Funds Distributor, Inc., adopted on January 21, 2003, filed with Post-Effective Amendment No. 122 and incorporated by reference herein

Item 24. Persons Controlled by or Under Common Control with the Fund:
Not applicable

Item 25. Indemnification

      Reference is made to Article VIII of the Registrant's Amended and Restated Declaration of Trust, dated December 10, 1992, filed with Post-Effective Amendment No. 71 and incorporated by reference herein.

      Registrant undertakes to carry out all indemnification provisions of its Articles of Incorporation, By-Laws, and the above-described contracts in accordance with the Investment Company Act Release No. 11330 (September 4, 1980) and successor releases.

      Insofar as indemnification for liability arising under the 1933 Act, as amended, may be provided to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of Investment Adviser

      Information Regarding Adviser and Subadviser Under Advisory Arrangements. Reference is made to the Form ADV of each of Waddell & Reed Ivy Investment Company , the Adviser and Business Manager to fifteen series of the Trust, Mackenzie Financial Corporation, the adviser to Ivy Global Natural Resources Fund, Henderson Investment Management Limited, the subadviser to Ivy European Opportunities Fund and Ivy International Small Companies Fund, and Peter Cundill & Associates, Inc., the subadviser to Ivy Cundill Global Value Fund.

      The list required by this Item 26 of officers and directors of Waddell & Reed Ivy Investment Company, Mackenzie Financial Corporation, Henderson Investment Management Limited, and Peter Cundill & Associates, Inc., together with information as to any other business profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of each firm's respective Form ADV.

Item 27. Principal Underwriters
(a)

      Ivy Funds Distributor, Inc. ("IFDI") (formerly known as Ivy Mackenzie Distributors, Inc.) 6300 Lamar Avenue, Shawnee Mission, Kansas 66202-4200, Registrant's distributor, is a subsidiary of Waddell & Reed Ivy Investment Company.

b)

      The information required by this Item 27 regarding each director, officer or partner of IFDI is incorporated by reference to Schedule A of Form BD filed by IFDI pursuant to the Securities Exchange Act of 1934.

(c)	Not applicable
Item 28. Location of Accounts and Records

The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act and rules promulgated thereunder are under the possession of:

Mr. Theodore W. Howard and Ms. Kristen A. Richards, as officers of the Registrant
6300 Lamar Avenue
Post Office Box 29217
Shawnee Mission KS 66201-9217

Waddell & Reed Services Company
6301 Glenwood
Overland Park KS 66202

UMB Bank, n.a.
928 Grand Boulevard
Kansas City MO 64106

Item 29. Management Services: Not applicable.

Item 30. Undertakings: Not applicable.
NOTICE

      A copy of the Amended and Restated Agreement and Declaration of Trust of Ivy Fund is on file with the Secretary of The Commonwealth of Massachusetts and notice is hereby given that the instrument has been executed on behalf of the Trust by an officer of the Trust as an officer and by the Trust's Trustees as trustees and not individually and the obligations of or arising our of the instrument are not binding upon any of the Trustees, officers or shareholders individually but are binding only upon the assets and property of the Trust.

EXHIBIT INDEX
Exhibit(a)(36)

      Establishment and Designation of Additional Class (Ivy Cundill Global Value Fund--Class Y, Ivy European Opportunities Fund--Class Y, Ivy Global Natural Resources Fund--Class Y, Ivy International Fund--Class Y, Ivy International Value Fund--Class Y, Ivy Pacific Opportunities Fund--Class Y)

Exhibit (i)	Opinion and consent of counsel.

Exhibit (j)	Consent of independent Certified Public Accountants

Exhibit (m)(15)	Distribution and Service Plan for Class Y Shares

Exhibit (n)(15)	Amended and Restated Plan adopted pursuant to Rule 18f-3 under the Investment Company Act of 1940, dated January 21, 2003

                              POWER OF ATTORNEY

     KNOW ALL MEN BY THESE PRESENTS, That the undersigned,  IVY FUND
(hereinafter called the Corporation), and certain trustees and officers for the Corporation, do hereby constitute and appoint KEITH A. TUCKER,
DANIEL C. SCHULTE and KRISTEN A. RICHARDS, and each of them individually, their true and lawful attorneys and agents to take any and all action and execute any and all instruments which said attorneys and agents may deem necessary or advisable to enable each Corporation to comply with the
Securities Act of 1933 and/or the Investment Company Act of 1940, as
amended, and any rules, regulations, orders or other requirements of the
United States Securities and Exchange Commission thereunder, in connection with the registration under the Securities Act of 1933 and/or the
Investment Company Act of 1940, as amended, including specifically, but without limitation of the foregoing, power and authority to sign the names of each of such trustees and officers in his/her behalf as such trustee or officer as indicated below opposite his/her signature hereto, to any
Registration Statement and to any amendment or supplement to the
Registration Statement filed with the Securities and Exchange Commission under the Securities Act of 1933 and/or the Investment Company Act of 1940,
as amended, and to any instruments or documents filed or to be filed as a part of or in connection with such Registration Statement or amendment or supplement thereto; and each of the undersigned hereby ratifies and confirms all that said attorneys and agents shall do or cause to be done by virtue hereof.

Date:  April 9, 2003                    /s/Henry J. Herrmann
                                       --------------------------
                                       Henry J. Herrmann, President

/s/Keith A. Tucker          Chairman of the Board       April 9, 2003
-------------------                                     -----------------
Keith A. Tucker

/s/Henry J. Herrmann        President and Trustee       April 9, 2003
--------------------                                    -----------------
Henry J. Herrmann

/s/Theodore W. Howard       Vice President and          April 9, 2003
--------------------        Treasurer                   -----------------
Theodore W. Howard

/s/Jarold W. Boettcher      Trustee                     April 9, 2003
--------------------                                    -----------------
Jarold W. Boettcher

/s/James D. Gressett        Trustee                     April 9, 2003
--------------------                                    -----------------
James D. Gressett

/s/Joseph Harroz, Jr.       Trustee                     April 9, 2003
--------------------                                    -----------------
Joseph Harroz, Jr.

/s/Glendon E. Johnson, Jr.  Trustee                     April 9, 2003
--------------------                                    -----------------
Glendon E. Johnson, Jr.

/s/Eleanor B. Schwartz      Trustee                     April 9, 2003
--------------------                                    -----------------
Eleanor B. Schwartz

/s/Michael G. Smith         Trustee                     April 9, 2003
--------------------                                    -----------------
Michael G. Smith

/s/Edward M. Tighe          Trustee                     April 9, 2003
--------------------                                    -----------------
Edward M. Tighe

Attest:

/s/Kristen A. Richards
--------------------------------
Kristen A. Richards
Secretary

                                SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and/or the
Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment pursuant to Rule 485(a) of the Securities Act of 1933 and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Overland Park, and
State of Kansas, on the 4th day of June, 2003.

                                 IVY FUND

                               (Registrant)

                         By /s/ Henry J. Herrmann*
                    --------------------------------
                      Henry J. Herrmann, President

     Pursuant to the requirements of the Securities Act of 1933, and/or the
Investment Company Act of 1940, this Post-Effective Amendment has been signed below by the following persons in the capacities and on the date indicated.

     Signatures               Title
    ----------                -----

/s/Keith A. Tucker*           Chairman of the Board    June 4, 2003
----------------------                                 ------------------
Keith A. Tucker

/s/Henry J. Herrmann*         President and Trustee    June 4, 2003
----------------------                                 ------------------
Henry J. Herrmann

/s/Theodore W. Howard*        Vice President and       June 4, 2003
--------------------          Treasurer                -----------------
Theodore W. Howard

/s/Jarold W. Boettcher*       Trustee                  June 4, 2003
--------------------                                   -----------------
Jarold W. Boettcher

/s/James D. Gressett*         Trustee                  June 4, 2003
--------------------                                   -----------------
James D. Gressett

/s/Joseph Harroz, Jr.*        Trustee                  June 4, 2003
--------------------                                   -----------------
Joseph Harroz, Jr.

/s/Glendon E. Johnson, Jr.*   Trustee                  June 4, 2003
--------------------                                   -----------------
Glendon E. Johnson, Jr.

/s/Eleanor B. Schwartz*       Trustee                  June 4, 2003
--------------------                                   -----------------
Eleanor B. Schwartz

/s/Michael G. Smith*          Trustee                  June 4, 2003
--------------------                                   -----------------
Michael G. Smith

/s/Edward M. Tighe*           Trustee                  June 4, 2003
--------------------                                   -----------------
Edward M. Tighe

*By/s/Kristen A. Richards
------------------------
  Kristen A. Richards
  Attorney-in-Fact

ATTEST:/s/Daniel C. Schulte
---------------------------
  Daniel C. Schulte
  Assistant Secretary